Third Quarter Report
May 31, 2023 (Unaudited)
Multi-Manager Total Return Bond Strategies Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 11.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AB BSL CLO 4 Ltd.(a),(b)
Series 2023-4A Class A
3-month Term SOFR + 2.000% Floor 2.000% 04/20/2036	6.957%	2,350,000	2,351,549
Affirm Asset Securitization Trust(a)
Series 2021-B Class A
08/17/2026	1.030%	2,510,000	2,424,147
Series 2022-A Class A
05/17/2027	4.300%	525,000	500,407
Series 2023-A Class A
01/18/2028	6.610%	575,000	574,554
AGL CLO 11 Ltd.(a),(b)
Series 2021-11A Class AJ
3-month USD LIBOR + 1.350% Floor 1.350% 04/15/2034	6.610%	12,200,000	11,830,291
AGL CLO 12 Ltd.(a),(b)
Series 2021-12A Class C
3-month USD LIBOR + 1.850% Floor 1.850% 07/20/2034	7.100%	1,000,000	942,581
AGL CLO Ltd.(a),(b)
Series 2021-13A Class A1
3-month USD LIBOR + 1.160% Floor 1.160% 10/20/2034	6.410%	5,250,000	5,123,612
AIG CLO(a),(b)
Series 2021-1A Class C
3-month USD LIBOR + 1.750% Floor 1.750% 04/22/2034	7.023%	1,750,000	1,660,871
AIG CLO Ltd.(a),(b)
Series 2019-2A Class AR
3-month USD LIBOR + 1.100% Floor 1.100% 10/25/2033	6.355%	12,500,000	12,274,737
Series 2021-2A Class A
3-month USD LIBOR + 1.170% Floor 1.170% 07/20/2034	6.420%	6,950,000	6,806,726
AIMCO CLO Ltd.(a),(b)
Series 2020-11A Class AR
3-month USD LIBOR + 1.130% Floor 1.130% 10/17/2034	6.390%	4,000,000	3,910,092
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Allegro CLO VII Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 06/13/2031	6.360%	7,500,000	7,398,593
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2020-4 Class C
12/14/2026	1.310%	958,573	944,683
Subordinated Series 2022-4 Class C
02/15/2029	7.860%	580,000	589,691
Americredit Automobile Receivables Trust
Subordinated Series 2022-1 Class B
04/19/2027	2.770%	2,175,000	2,057,619
Subordinated Series 2023-1 Class B
03/20/2028	5.570%	3,130,000	3,126,081
AmeriCredit Automobile Receivables Trust
Series 2020-1 Class D
12/18/2025	1.800%	950,000	904,607
Series 2020-2 Class D
03/18/2026	2.130%	500,000	467,800
Series 2021-2 Class B
01/19/2027	0.690%	2,380,000	2,246,713
Series 2022-2 Class A3
04/18/2028	4.380%	2,090,000	2,048,215
Subordinated Series 2019-1 Class D
03/18/2025	3.620%	2,250,000	2,227,818
Subordinated Series 2019-3 Class D
09/18/2025	2.580%	1,450,000	1,407,687
Subordinated Series 2020-2 Class B
02/18/2026	0.970%	351,265	347,462
Subordinated Series 2021-2 Class C
01/19/2027	1.010%	2,905,000	2,646,449
Subordinated Series 2021-3 Class C
08/18/2027	1.410%	3,080,000	2,783,187
AMMC CLO Ltd.(a),(b)
Series 2023-26A Class A1
3-month Term SOFR + 1.950% Floor 1.950% 04/15/2036	7.093%	2,200,000	2,186,525
Anchorage Capital CLO Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.250% 10/13/2030	6.492%	5,090,385	5,048,639
Series 2016-8A Class AR2
3-month USD LIBOR + 1.200% Floor 1.200% 10/27/2034	6.492%	11,500,000	11,215,674
2	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-21A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 10/20/2034	7.000%	10,000,000	9,717,830
Apidos CLO XXII(a),(b)
Series 2015-22A Class A1R
3-month USD LIBOR + 1.060% Floor 1.060% 04/20/2031	6.310%	6,400,000	6,328,032
Apidos CLO XXIV(a),(b)
Series 2016-24A
3-month USD LIBOR + 2.050% Floor 2.050% 10/20/2030	7.300%	2,900,000	2,762,047
Applebee’s Funding LLC/IHOP Funding LLC(a)
Series 2019-1A Class AII
06/07/2049	4.723%	495,000	460,260
Series 2023-1A Class A2
03/05/2053	7.824%	2,750,000	2,751,305
Aqua Finance Trust(a)
Series 2020-AA Class A
07/17/2046	1.900%	599,104	557,961
Series 2021-A Class A
07/17/2046	1.540%	1,912,005	1,702,491
ArrowMark Colorado Holdings(a),(b)
Series 2017-6A Class A1
3-month USD LIBOR + 1.280% 07/15/2029	6.540%	1,391,786	1,381,434
Atrium XII(a),(b)
Series 2012A Class AR
3-month USD LIBOR + 0.830% 04/22/2027	6.103%	8,183,684	8,116,717
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2020-1A Class A
08/20/2026	2.330%	115,000	107,785
Series 2020-2A Class A
02/20/2027	2.020%	1,600,000	1,464,479
Series 2023-2A Class A
10/20/2027	5.200%	1,270,000	1,250,851
Series 2023-3A Class A
02/22/2028	5.440%	10,380,000	10,344,181
Bain Capital Credit CLO Ltd.(a),(b)
Series 2019-3A Class AR
3-month USD LIBOR + 1.160% Floor 1.160% 10/21/2034	6.421%	17,250,000	16,831,843
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Balboa Bay Loan Funding Ltd.(a),(b)
Series 2020-1A Class AR
3-month USD LIBOR + 1.120% Floor 1.120% 01/20/2032	6.370%	13,750,000	13,545,936
Ballyrock CLO Ltd.(a),(b)
Series 2023-23A Class A1
3-month Term SOFR + 1.980% Floor 1.980% 04/25/2036	6.971%	5,000,000	4,980,910
Barings CLO Ltd.(a),(b)
Series 2020-2A Class AR
3-month USD LIBOR + 1.010% Floor 1.010% 10/15/2033	6.270%	7,500,000	7,392,975
Series 2020-4A Class A
3-month USD LIBOR + 1.220% Floor 1.220% 01/20/2032	6.470%	6,500,000	6,417,327
Series 2023-1A Class A
3-month Term SOFR + 1.750% Floor 1.750% 04/20/2036	6.855%	8,500,000	8,456,047
Battalion CLO XII Ltd.(a),(b)
Series 2018-12A Class A1
3-month USD LIBOR + 1.070% Floor 1.070% 05/17/2031	6.400%	3,000,000	2,952,345
Beacon Container Finance II LLC(a)
Series 2021-1A Class A
10/22/2046	2.250%	2,020,000	1,807,842
Benefit Street Partners CLO X Ltd.(a),(b)
Series 2016-10A Class BRR
3-month USD LIBOR + 2.150% Floor 2.150% 04/20/2034	7.400%	2,810,000	2,669,618
BHG Securitization Trust(a)
Series 2022-C Class A
10/17/2035	5.320%	699,123	691,551
BlueMountain CLO XXVIII Ltd.(a),(b)
Series 2021-28A Class C
3-month USD LIBOR + 2.000% Floor 2.000% 04/15/2034	7.260%	1,300,000	1,216,537
BlueMountain CLO XXXI Ltd.(a),(b)
Series 2021-31A Class A1
3-month USD LIBOR + 1.150% Floor 1.150% 04/19/2034	6.415%	4,050,000	3,960,985

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-31A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 04/19/2034	6.665%	3,600,000	3,479,065
BlueMountain Fuji US CLO II Ltd.(a),(b)
Series 2017-2A Class A1AR
3-month USD LIBOR + 1.000% 10/20/2030	6.250%	11,186,703	11,053,492
Bojangles Issuer LLC(a)
Series 2020-1A Class A2
10/20/2050	3.832%	1,580,000	1,437,757
Canyon Capital CLO Ltd.(a),(b)
Series 2019-1A Class A1R
3-month USD LIBOR + 1.100% Floor 1.100% 04/15/2032	6.360%	17,500,000	17,253,740
CARDS II Trust(a)
Subordinated Series 2021-1A Class B
04/15/2027	0.931%	2,850,000	2,714,178
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class A1AR
3-month USD LIBOR + 1.100% Floor 1.100% 10/15/2030	6.360%	3,842,335	3,811,423
Series 2014-3RA Class A1A
3-month USD LIBOR + 1.050% 07/27/2031	6.342%	21,572,361	21,343,500
Series 2016-1A Class A1R2
3-month USD LIBOR + 1.140% Floor 1.140% 04/20/2034	6.390%	5,750,000	5,611,419
Carlyle US CLO Ltd.(a),(b)
Series 2017-2A Class A2R
3-month USD LIBOR + 1.600% Floor 1.600% 07/20/2031	6.850%	2,100,000	2,028,835
Series 2020-1A Class BR
3-month USD LIBOR + 2.000% Floor 2.000% 07/20/2034	7.250%	1,250,000	1,185,121
Carmax Auto Owner Trust
Series 2023-2 Class A3
01/18/2028	5.050%	3,835,000	3,801,082
CarNow Auto Receivables Trust(a)
Series 2023-1A Class A
12/16/2024	6.620%	602,405	603,005
Carvana Auto Receivables Trust
Series 2021-P4 Class A3
01/11/2027	1.310%	5,655,000	5,345,527
Subordinated Series 2021-N4 Class C
09/11/2028	1.720%	1,303,078	1,247,310
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carvana Auto Receivables Trust(a)
Series 2023-N1 Class A
04/12/2027	6.360%	3,444,401	3,434,330
Series 2023-P1 Class A3
12/10/2027	5.980%	6,205,000	6,199,004
Chancelight, Inc.(a),(b)
Series 2012-2 Class A
1-month USD LIBOR + 0.730% Floor 0.730% 04/25/2039	5.868%	266,888	266,479
Chesapeake Funding II LLC(a)
Series 2023-1A Class A1
05/15/2035	5.650%	3,251,083	3,239,670
CIFC Funding IV Ltd.(a),(b)
Series 2015-4A Class BR2
3-month USD LIBOR + 1.900% Floor 1.900% 04/20/2034	7.150%	6,300,000	5,958,798
CIFC Funding Ltd.(a),(b)
Series 2019-6A Class A2
3-month USD LIBOR + 1.750% Floor 1.750% 01/16/2033	7.010%	2,000,000	1,991,956
CIT Education Loan Trust(a),(b)
Series 2007-1 Class B
3-month USD LIBOR + 0.300% Floor 0.300% 06/25/2042	5.434%	400,292	372,477
CLI Funding VIII LLC(a)
Series 2022-1A Class A1
01/18/2047	2.720%	2,654,400	2,317,626
Commonbond Student Loan Trust(a)
Series 2018-CGS Class B
02/25/2046	4.250%	146,603	140,573
Series 2019-AGS Class A1
01/25/2047	2.540%	1,327,119	1,189,131
Series 2020-AGS Class A
08/25/2050	1.980%	1,037,781	890,606
Credit Acceptance Auto Loan Trust(a)
Series 2020-2A Class A
07/16/2029	1.370%	26,598	26,549
Series 2020-3A Class B
12/17/2029	1.770%	2,105,000	2,030,253
Series 2021-3A Class A
05/15/2030	1.000%	2,125,000	2,067,322
Series 2022-3A Class A
10/15/2032	6.570%	6,030,000	6,023,820
Series 2023-1A Class A
03/15/2033	6.480%	4,080,000	4,128,560

4	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023-2A Class B
07/15/2033	6.610%	1,215,000	1,212,460
Crown Point CLO Ltd.(a),(b)
Series 2021-11A Class A
3-month USD LIBOR + 1.120% Floor 1.120% 01/17/2034	6.380%	14,250,000	13,985,819
DataBank Issuer LLC(a)
Series 2023-1 Class A2
02/25/2053	5.116%	3,400,000	3,227,167
DB Master Finance LLC(a)
Series 2017-1A Class A2II
11/20/2047	4.030%	1,184,375	1,096,427
Series 2019-1A Class A23
05/20/2049	4.352%	1,155,000	1,066,419
Series 2019-1A Class A2II
05/20/2049	4.021%	625,625	590,559
Subordinated Series 2021-1A Class A23
11/20/2051	2.791%	4,334,000	3,462,489
DLLMT LLC(a)
Subordinated Series 2023-1A Class A3
03/22/2027	5.340%	4,175,000	4,180,144
Domino’s Pizza Master Issuer LLC(a)
Series 2018-1A Class A2I
07/25/2048	4.116%	1,432,500	1,368,462
Series 2021-1A Class A2II
04/25/2051	3.151%	3,136,000	2,604,356
Donlen Fleet Lease Funding 2 LLC(a)
Series 2021-2 Class A2
12/11/2034	0.560%	1,830,076	1,779,212
Drive Auto Receivables Trust
Subordinated Series 2021-2 Class B
12/15/2025	0.580%	629,804	628,210
Subordinated Series 2021-3 Class B
05/15/2026	1.110%	2,738,128	2,699,431
Driven Brands Funding LLC(a)
Series 2019-1A Class A2
04/20/2049	4.641%	1,723,500	1,622,566
Dryden 86 CLO Ltd.(a),(b)
Series 2020-86A Class CR
3-month USD LIBOR + 2.000% Floor 2.000% 07/17/2034	7.260%	3,000,000	2,830,359
Dryden CLO Ltd.(a),(b)
Series 2019-75A Class AR2
3-month USD LIBOR + 1.040% Floor 1.040% 04/15/2034	6.300%	4,000,000	3,895,104
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-75A Class CR2
3-month USD LIBOR + 1.800% Floor 1.800% 04/15/2034	7.060%	5,000,000	4,655,090
Series 2020-85A Class AR
3-month USD LIBOR + 1.150% Floor 1.150% 10/15/2035	6.410%	3,000,000	2,925,018
DT Auto Owner Trust(a)
Series 2020-2A Class C
03/16/2026	3.280%	493,016	488,322
Series 2021-2A Class B
01/15/2027	0.810%	967,927	960,958
Subordinated Series 2021-4A Class C
09/15/2027	1.500%	2,550,000	2,379,200
Subordinated Series 2022-2A Class B
01/15/2027	4.220%	4,445,000	4,340,214
Subordinated Series 2022-3A Class B
07/17/2028	6.740%	3,155,000	3,186,901
Subordinated Series 2023-1A Class B
10/16/2028	5.190%	1,210,000	1,190,115
Subordinated Series 2023-2A Class B
02/15/2029	5.410%	2,525,000	2,505,908
Eaton Vance CLO Ltd.(a),(b)
Series 2019-1A Class AR
3-month USD LIBOR + 1.100% Floor 1.100% 04/15/2031	6.360%	4,670,000	4,598,255
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	5.938%	1,924,260	1,913,626
EFS Volunteer No. 2 LLC(a),(b)
Series 2012-1 Class A2
1-month USD LIBOR + 1.350% Floor 1.350% 03/25/2036	6.488%	973,017	972,428
ELFI Graduate Loan Program LLC(a)
Series 2019-A Class A
03/25/2044	2.540%	728,586	666,805
ELFI Graduate Loan Program LLC(a),(c)
Subordinated Series 2019-A Class B
03/25/2044	2.940%	351,223	312,670
Ellington CLO II Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.700% Floor 1.700% 02/15/2029	7.021%	3,419,032	3,408,635

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	5

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Elmwood CLO II Ltd.(a),(b)
Series 2019-2A Class AR
3-month USD LIBOR + 1.150% Floor 1.150% 04/20/2034	6.400%	27,250,000	26,760,072
Elmwood CLO VII Ltd.(a),(b)
Series 2020-4A Class A
3-month USD LIBOR + 1.390% Floor 1.390% 01/17/2034	6.650%	2,000,000	1,979,998
Enterprise Fleet Financing LLC(a)
Series 2022-3 Class A2
07/20/2029	4.380%	1,175,000	1,151,956
Series 2023-2 Class A2
04/22/2030	5.560%	2,855,000	2,849,744
Exeter Automobile Receivables Trust(a)
Series 2020-2A Class C
05/15/2025	3.280%	6,987	6,979
Exeter Automobile Receivables Trust
Series 2022-3A Class B
12/15/2026	4.860%	3,815,000	3,767,754
Subordinated Series 2020-3A Class C
07/15/2025	1.320%	81,024	80,722
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	400,000	387,433
Subordinated Series 2021-3A Class B
01/15/2026	0.690%	1,016,916	1,007,251
Subordinated Series 2021-4 Class B
05/15/2026	1.050%	3,143,936	3,098,101
Subordinated Series 2022-6 Class B
08/16/2027	6.030%	1,540,000	1,535,610
Subordinated Series 2023-1A Class B
04/15/2027	5.720%	2,580,000	2,555,626
Subordinated Series 2023-2A Class B
09/15/2027	5.610%	2,450,000	2,439,488
SubordinatedSeries 2022-5A Class B
03/15/2027	5.970%	4,890,000	4,874,284
Flagship Credit Auto Trust(a)
Series 2020-2 Class C
04/15/2026	3.800%	89,260	88,745
Series 2022-4 Class A3
06/15/2027	6.320%	3,475,000	3,504,852
Subordinated Series 2020-4 Class C
02/16/2027	1.280%	585,000	560,381
Subordinated Series 2021-2 Class B
06/15/2027	0.930%	1,800,000	1,739,068
Subordinated Series 2021-3 Class B
07/15/2027	0.950%	1,325,000	1,246,862
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023-2 Class C
05/15/2029	5.810%	3,240,000	3,223,105
Flatiron CLO 21 Ltd.(a),(b)
Series 2021-1A Class C
3-month USD LIBOR + 1.850% Floor 1.850% 07/19/2034	7.115%	2,000,000	1,877,872
Ford Credit Auto Owner Trust(a)
Series 2018-1 Class A
07/15/2031	3.190%	7,110,000	6,849,395
Series 2021-1 Class A
10/17/2033	1.370%	3,415,000	3,091,335
Subordinated Series 2021-2 Class C
05/15/2034	2.110%	3,900,000	3,427,914
Subordinated Series 2021-2 Class D
05/15/2034	2.600%	2,300,000	1,988,976
Subordinated Series 2023-1 Class C
08/15/2035	5.580%	3,900,000	3,785,778
Ford Credit Floorplan Master Owner Trust(a)
Series 2023-1 Class A1
05/15/2028	4.920%	2,165,000	2,152,331
Foursight Capital Automobile Receivables Trust(a)
Series 2022-1 Class A3
12/15/2026	1.830%	2,405,000	2,317,181
Series 2022-2 Class A3
06/15/2027	4.590%	2,130,000	2,080,004
Galaxy XXII CLO Ltd.(a),(b)
Series 2016-22A Class ARR
3-month USD LIBOR + 1.200% Floor 1.200% 04/16/2034	6.460%	3,200,000	3,128,877
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	446,906	434,000
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2020-4A Class C
11/17/2025	1.140%	739,410	730,856
Subordinated Series 2021-3A Class B
11/17/2025	0.780%	1,663,216	1,637,943
Subordinated Series 2021-4A Class B
04/15/2026	1.530%	5,855,000	5,664,842
GM Financial Automobile Leasing Trust
Series 2023-2 Class A3
07/20/2026	5.050%	1,790,000	1,784,894
Subordinated Series 2022-3 Class C
08/20/2026	5.130%	2,350,000	2,306,771
GM Financial Consumer Automobile Receivables Trust
Series 2020-2 Class A3
12/16/2024	1.490%	112,179	111,349

6	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GMF Floorplan Owner Revolving Trust(a)
Series 2020-1 Class A
08/15/2025	0.680%	1,115,000	1,103,505
Goal Capital Funding Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.450% Floor 0.450% 08/25/2042	5.846%	468,179	429,892
GoodLeap Sustainable Home Solutions Trust(a)
Series 2021-3CS Class A
05/20/2048	2.100%	2,915,561	2,267,138
Greenwood Park CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.010% Floor 1.010% 04/15/2031	6.270%	15,000,000	14,803,215
Greywolf CLO III Ltd.(a),(b)
Series 2020-3RA Class A1R
3-month USD LIBOR + 1.290% Floor 1.290% 04/15/2033	6.361%	6,500,000	6,384,619
Greywolf CLO VII Ltd.(a),(b)
Series 2018-2A Class A1
3-month Term SOFR + 1.440% Floor 1.180% 10/20/2031	6.489%	6,250,000	6,187,475
Helios Issuer LLC(a)
Series 2020-AA Class A
06/20/2047	2.980%	1,027,096	893,455
Henderson Receivables LLC(a)
Series 2013-3A Class A
01/17/2073	4.080%	1,480,088	1,345,083
Series 2014-2A Class A
01/17/2073	3.610%	1,765,101	1,536,689
Hilton Grand Vacations Trust(a)
Subordinated Series 2022-2A Class C
01/25/2037	5.570%	257,011	248,220
HPS Loan Management Ltd.(a),(b)
Series 2010-A16 Class A1RR
3-month USD LIBOR + 1.140% Floor 1.140% 04/20/2034	6.390%	9,750,000	9,545,923
Series 2021-16A Class A1
3-month USD LIBOR + 1.140% Floor 1.140% 01/23/2035	6.413%	7,300,000	7,117,697
Hyundai Auto Lease Securitization Trust(a)
Series 2023-B Class A3
06/15/2026	5.150%	2,390,000	2,387,409
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ICG US CLO Ltd.(a),(b)
Series 2014-3A Class A1RR
3-month USD LIBOR + 1.030% 04/25/2031	6.285%	7,232,319	7,139,477
JG Wentworth XLIII LLC(a)
Series 2019-1A Class A
08/17/2071	3.820%	969,750	868,615
JPMorgan Chase Bank NA(a)
Series 2021-3 Class E
02/26/2029	2.102%	347,251	320,564
Subordinated Series 2021-1 Class D
09/25/2028	1.174%	271,239	262,344
Subordinated Series 2021-2 Class D
12/26/2028	1.138%	603,891	578,040
Kayne CLO Ltd.(a),(b)
Series 2019-6A Class A2
3-month USD LIBOR + 1.850% Floor 1.850% 01/20/2033	7.100%	1,500,000	1,460,798
Kayne Ltd.(a),(b)
Series 2018-1A Class CR
3-month USD LIBOR + 1.750% Floor 1.750% 07/15/2031	7.010%	1,820,000	1,724,830
Series 2021-10A Class C
3-month USD LIBOR + 1.750% Floor 1.750% 04/23/2034	7.023%	1,600,000	1,518,978
KKR CLO Ltd.(a),(b)
Series 2032A Class A1
3-month USD LIBOR + 1.320% Floor 1.320% 01/15/2032	6.580%	17,000,000	16,828,249
Lending Funding Trust(a)
Series 2020-2A Class A
04/21/2031	2.320%	700,000	619,845
Lendmark Funding Trust(a)
Series 2021-1A Class A
11/20/2031	1.900%	5,000,000	4,343,920
Subordinated Series 2021-1A Class B
11/20/2031	2.470%	200,000	166,785
Subordinated Series 2021-1A Class C
11/20/2031	3.410%	100,000	81,898
Loanpal Solar Loan Ltd.(a)
Series 2020-2GF Class A
07/20/2047	2.750%	1,413,361	1,105,974

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	7

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Logan CLO I Ltd.(a),(b)
Series 2021-1A Class A
3-month USD LIBOR + 1.160% Floor 1.160% 07/20/2034	6.410%	15,000,000	14,718,315
Madison Park Funding LIX Ltd.(a),(b)
Series 2021-59A Class A
3-month USD LIBOR + 1.140% Floor 1.140% 01/18/2034	6.402%	12,500,000	12,287,437
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 04/19/2033	6.415%	6,500,000	6,403,599
Series 2021-48A Class C
3-month USD LIBOR + 2.000% Floor 2.000% 04/19/2033	7.265%	1,520,000	1,459,589
Madison Park Funding XXI Ltd.(a),(b)
Series 2016-21A Class AARR
3-month USD LIBOR + 1.080% Floor 1.080% 10/15/2032	6.340%	17,000,000	16,742,280
Series 2016-21A Class ABRR
3-month USD LIBOR + 1.400% Floor 1.400% 10/15/2032	6.660%	1,750,000	1,708,739
Madison Park Funding XXXVIII Ltd.(a),(b)
Series 2021-38A Class A
3-month USD LIBOR + 1.120% Floor 1.120% 07/17/2034	6.380%	15,000,000	14,670,345
Magnetite XVII Ltd.(a),(b)
Series 2016-17A Class AR
3-month USD LIBOR + 1.100% 07/20/2031	6.350%	1,050,000	1,037,934
Marathon CLO Ltd.(a),(b)
Series 2020-15A Class A1S
3-month USD LIBOR + 1.700% Floor 1.700% 11/15/2031	7.021%	20,500,000	20,354,450
Mariner Finance Issuance Trust(a)
Series 2019-AA Class A
07/20/2032	2.960%	288,400	284,850
Series 2020-AA Class A
08/21/2034	2.190%	1,000,000	956,857
Marlette Funding Trust(a)
Series 2021-1A Class C
06/16/2031	1.410%	700,000	682,050
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2021-3A Class A
12/15/2031	0.650%	177,452	176,810
Series 2022-3A Class A
11/15/2032	5.180%	4,646,671	4,619,290
Massachusetts Educational Financing Authority
Series 2018-A Class A
05/25/2033	3.850%	1,363,407	1,329,675
Merlin Aviation Holdings DAC(a)
Series 2016-1 Class A
12/15/2032	4.500%	447,320	381,977
MF1 Ltd.(a),(b)
Series 2021-FL6 Class D
1-month USD LIBOR + 2.550% Floor 2.550% 07/16/2036	7.661%	7,000,000	6,533,696
Series 2022-FL8 Class A
30-day Average SOFR + 1.350% Floor 1.350% 02/19/2037	6.273%	1,725,000	1,688,900
MidOcean Credit CLO VIII(a),(b)
Series 2018-8A Class B
3-month USD LIBOR + 1.650% 02/20/2031	7.029%	6,600,000	6,346,936
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class A
10/15/2040	5.787%	563,442	549,367
Mill City Solar Loan Ltd.(a)
Series 2019-1A Class A
03/20/2043	4.340%	1,004,193	906,240
Series 2019-2GS Class A
07/20/2043	3.690%	1,064,366	927,867
Mosaic Solar Loan Trust(a)
Series 2018-1A Class A
06/22/2043	4.010%	504,472	466,958
Series 2019-1A Class A
12/21/2043	4.370%	1,044,109	972,337
Series 2020-2A Class A
08/20/2046	1.440%	1,877,434	1,564,645
Series 2021-2A Class B
04/22/2047	2.090%	956,056	746,012
Series 2023-3A Class A
11/20/2053	5.910%	3,000,000	2,964,435
Subordinated Series 2018-2GS Class B
02/22/2044	4.740%	643,675	577,175
Subordinated Series 2020-2A Class B
08/20/2046	2.210%	1,197,204	965,268
Mosaic Solar Loans LLC(a)
Series 2017-2A Class A
06/22/2043	3.820%	530,814	487,746

8	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Private Education Refi Loan Trust(a)
Series 2020-BA Class A2
01/15/2069	2.120%	1,123,028	1,025,677
Series 2020-DA Class A
05/15/2069	1.690%	5,678,216	5,144,446
Series 2020-FA Class A
07/15/2069	1.220%	744,234	663,090
Series 2020-GA Class A
09/16/2069	1.170%	1,376,709	1,225,974
Series 2020-HA Class A
01/15/2069	1.310%	678,539	610,720
Series 2021-A Class A
05/15/2069	0.840%	718,489	629,551
Series 2021-BA Class A
07/15/2069	0.940%	1,441,708	1,258,209
Navient Student Loan Trust(b)
Series 2014-3 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	5.758%	3,737,218	3,628,273
Series 2014-4 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	5.758%	1,613,718	1,597,788
Nelnet Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.450% 08/23/2036	5.843%	5,111,487	4,941,948
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% Floor 0.950% 11/25/2048	6.088%	4,112,393	4,104,623
Neuberger Berman CLO XVII Ltd.(a),(b)
Series 2014-17A Class CR2
3-month USD LIBOR + 2.000% Floor 2.000% 04/22/2029	7.273%	2,000,000	1,908,618
Neuberger Berman Loan Advisers CLO Ltd.(a),(b)
Series 2019-33A Class CR
3-month USD LIBOR + 1.900% Floor 1.900% 10/16/2033	7.160%	2,000,000	1,895,152
Series 2021-40A Class C
3-month USD LIBOR + 1.750% Floor 1.750% 04/16/2033	7.010%	4,650,000	4,410,125
New Economy Assets Phase 1 Sponsor LLC(a)
Series 2021-1 Class A1
10/20/2061	1.910%	5,030,000	4,339,759
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktree CLO Ltd.(a),(b)
Series 2019-1A Class A1R
3-month USD LIBOR + 1.110% Floor 1.110% 04/22/2030	6.383%	5,000,000	4,932,275
Series 2021-1A Class A1
3-month USD LIBOR + 1.160% Floor 1.160% 07/15/2034	6.420%	5,400,000	5,260,307
OCP CLO Ltd.(a),(b)
Series 2020-18A Class CR
3-month USD LIBOR + 1.950% Floor 1.950% 07/20/2032	7.200%	500,000	472,928
Octagon 61 Ltd.(a),(b)
Series 2023-2A Class A
3-month Term SOFR + 1.850% Floor 1.850% 04/20/2036	6.919%	1,550,000	1,551,001
Octagon Investment Partners 32 Ltd.(a),(b)
Series 2017-1A Class A2R
3-month USD LIBOR + 1.200% Floor 1.200% 07/15/2029	6.460%	7,400,000	7,210,530
Octagon Investment Partners 46 Ltd.(a),(b)
Series 2020-2A Class AR
3-month USD LIBOR + 1.160% Floor 1.160% 07/15/2036	6.420%	7,900,000	7,724,525
OHA Credit Funding Ltd.(a),(b)
Series 2021-8A Class C
3-month USD LIBOR + 1.900% Floor 1.900% 01/18/2034	7.162%	1,350,000	1,278,322
OHA Credit Partners VII Ltd.(a),(b)
Series 2012-7A Class CR3
3-month USD LIBOR + 1.800% Floor 1.800% 02/20/2034	7.179%	5,000,000	4,770,940
OneMain Direct Auto Receivables Trust(a)
Series 2019-1A Class A
09/14/2027	3.630%	6,900,000	6,652,813
Subordinated Series 2019-1A Class B
11/14/2028	3.950%	1,500,000	1,391,848
Subordinated Series 2019-1A Class D
04/14/2031	4.680%	2,900,000	2,709,403
Subordinated Series 2021-1A Class C
07/14/2028	1.420%	7,367,000	6,462,701
Subordinated Series 2021-1A Class D
11/14/2030	1.620%	900,000	762,318

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	9

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2023-1A Class C
02/14/2031	6.140%	3,100,000	3,052,483
OneMain Financial Issuance Trust(a)
Series 2020-2A Class A
09/14/2035	1.750%	2,700,000	2,424,153
Series 2022-S1 Class A
05/14/2035	4.130%	7,275,000	7,056,933
Subordinated Series 2022-2 Class D
10/14/2034	6.550%	6,280,000	6,017,706
Oscar US Funding XII LLC(a)
Series 2021-1A Class A4
04/10/2028	1.000%	2,050,000	1,903,669
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A
3-month USD LIBOR + 1.250% Floor 1.250% 10/22/2030	6.523%	11,302,142	11,210,990
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	1,302,742	1,261,266
Palmer Square CLO Ltd.(a),(b)
Series 2014-1A Class A1R2
3-month USD LIBOR + 1.130% Floor 1.130% 01/17/2031	6.390%	7,172,035	7,120,877
Series 2020-3A Class BR
3-month USD LIBOR + 1.950% Floor 1.950% 11/15/2031	7.271%	2,000,000	1,902,534
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2017-1A Class A1R
3-month USD LIBOR + 1.240% Floor 1.240% 02/14/2034	6.561%	5,000,000	4,879,010
Series 2019-2A Class A1
3-month USD LIBOR + 1.180% Floor 1.180% 10/15/2034	6.440%	15,000,000	14,568,405
Planet Fitness Master Issuer LLC(a)
Series 2018-1A Class A2II
09/05/2048	4.666%	3,848,650	3,687,594
Prestige Auto Receivables Trust(a)
Subordinated Series 2021-1A Class C
02/15/2028	1.530%	2,525,000	2,340,915
Subordinated Series 2023-1A Class C
02/15/2028	5.650%	2,460,000	2,438,603
Primose Funding LLC(a)
Series 2019-1A Class A2
07/30/2049	4.475%	1,451,250	1,349,397
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Regional Management Issuance Trust(a)
Series 2022-1 Class A
03/15/2032	3.070%	2,800,000	2,608,211
Rockford Tower CLO Ltd.(a),(b)
Series 2021-1A Class B
3-month USD LIBOR + 1.650% Floor 1.650% 07/20/2034	6.900%	7,900,000	7,565,427
Series 2021-3A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 10/20/2034	7.000%	10,000,000	9,542,120
Santander Bank Auto Credit-Linked Notes(a)
Subordinated Series 2022-A Class C
05/15/2032	7.375%	921,990	902,549
Santander Consumer Auto Receivables Trust(a)
Series 2020-AA Class C
02/17/2026	3.710%	962,038	955,348
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	592,779	580,639
Series 2022-7 Class A3
04/15/2027	5.750%	775,000	774,742
Series 2023-2 Class A3
07/15/2027	5.210%	1,855,000	1,843,727
Subordinated Series 2020-3 Class D
11/16/2026	1.640%	2,900,000	2,820,180
Subordinated Series 2020-4 Class C
01/15/2026	1.010%	524,527	521,449
Subordinated Series 2020-4 Class D
01/15/2027	1.480%	1,800,000	1,730,192
Subordinated Series 2022-1 Class B
08/17/2026	2.360%	4,005,000	3,909,452
Subordinated Series 2022-3 Class B
08/16/2027	4.130%	3,710,000	3,597,764
Subordinated Series 2022-4 Class B
11/15/2027	4.420%	3,505,000	3,428,872
Subordinated Series 2022-5 Class B
03/15/2027	4.430%	1,880,000	1,842,853
Subordinated Series 2023-1 Class C
05/15/2030	5.090%	810,000	796,944
SCF Equipment Leasing LLC(a)
Series 2022-1A Class A3
07/20/2029	2.920%	2,440,000	2,321,997
Shackleton VR CLO Ltd.(a),(b)
Series 2014-5RA Class A
3-month USD LIBOR + 1.100% Floor 1.100% 05/07/2031	6.424%	11,000,000	10,818,434

10	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sixth Street CLO XVI Ltd.(a),(b)
Series 2020-16A Class A1A
3-month USD LIBOR + 1.320% Floor 1.320% 10/20/2032	6.570%	25,250,000	25,067,139
SLM Student Loan Trust(b)
Series 2008-2 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 01/25/2083	6.455%	1,165,000	1,156,827
Series 2008-3 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 04/26/2083	6.455%	1,165,000	1,010,474
Series 2008-4 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 04/25/2073	7.105%	1,165,000	1,104,901
Series 2008-5 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/25/2073	7.105%	4,060,000	3,990,720
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% Floor 1.100% 07/25/2023	6.355%	3,496,092	3,418,265
Series 2008-6 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	7.105%	1,165,000	1,073,128
Series 2008-7 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	7.105%	1,165,000	1,072,360
Series 2012-2 Class A
1-month USD LIBOR + 0.700% Floor 0.700% 01/25/2029	5.838%	4,314,543	4,128,454
Series 2012-7 Class A3
1-month USD LIBOR + 0.650% Floor 0.650% 05/26/2026	5.788%	2,103,125	2,007,582
SMB Private Education Loan Trust(a)
Series 2020-PTA Class A2A
09/15/2054	1.600%	2,331,939	2,089,341
SoFi Professional Loan Program LLC(a)
Series 2017-A Class A2B
03/26/2040	2.400%	5,987	5,966
Series 2017-D Class A2FX
09/25/2040	2.650%	224,578	214,114
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-E Class A2B
11/26/2040	2.720%	1,400	1,396
Series 2018-A Class A2B
02/25/2042	2.950%	67,552	65,046
Series 2019-A Class BFX
06/15/2048	4.110%	2,500,000	2,329,759
Subordinated Series 2018-B Class BFX
08/25/2047	3.830%	2,700,000	2,442,980
Subordinated Series 2019-B Class BFX
08/17/2048	3.730%	2,500,000	2,263,005
SoFi Professional Loan Program Trust(a)
Subordinated Series 2020-B Class BFX
05/15/2046	2.730%	2,200,000	1,579,530
Sonic Capital LLC(a)
Series 2020-1A Class A2I
01/20/2050	3.845%	1,847,750	1,694,384
Sound Point CLO II Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.070% Floor 1.070% 01/26/2031	6.338%	6,000,000	5,892,006
Sunnova Helios XI Issuer LLC(a)
Series 2023-A Class A
05/20/2050	5.300%	4,750,000	4,587,840
Sunnova Sol II Issuer LLC(a)
Series 2020-2A Class A
11/01/2055	2.730%	2,799,875	2,234,920
Sunnova Sol III Issuer LLC(a)
Series 2021-1 Class A
04/28/2056	2.580%	2,396,039	1,911,511
Sunrun Athena Issuer LLC(a)
Series 2018-1 Class A
04/30/2049	5.310%	1,789,672	1,700,481
Sunrun Callisto Issuer LLC(a)
Series 2019-1A Class A
06/30/2054	3.980%	1,386,830	1,243,682
Sunrun Iris Issuer LLC(a)
Series 2023-1A Class A
01/30/2059	5.750%	1,750,000	1,695,202
Taco Bell Funding LLC(a)
Series 2021-1A Class A2I
08/25/2051	1.946%	2,462,500	2,134,058
TCI-Flatiron CLO Ltd.(a),(b)
Series 2018-1A Class CR
3-month USD LIBOR + 1.750% Floor 1.750% 01/29/2032	7.049%	2,300,000	2,177,136

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	11

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TCW CLO Ltd.(a),(b)
Series 2017-1A Class A1RR
3-month USD LIBOR + 1.180% Floor 1.180% 10/29/2034	6.479%	6,750,000	6,605,820
Series 2017-1A Class BRR
3-month USD LIBOR + 1.700% Floor 1.700% 10/29/2034	6.999%	6,500,000	6,199,252
Series 2021-1A Class C
3-month USD LIBOR + 1.900% Floor 1.900% 03/18/2034	7.150%	3,150,000	2,929,320
Series 2023-1A Class A1N
3-month Term SOFR + 2.070% Floor 2.070% 04/28/2036	6.861%	1,000,000	1,003,485
Telos CLO Ltd.(a),(b)
Series 2013-4A Class AR
3-month USD LIBOR + 1.240% Floor 1.240% 01/17/2030	6.500%	9,601,455	9,500,256
Texas Debt Capital CLO Ltd.(a),(b)
Series 2023-1A Class A
3-month Term SOFR + 1.800% Floor 1.800% 04/20/2036	6.622%	6,550,000	6,534,601
Textainer Marine Containers VII Ltd.(a)
Series 2021-2A Class A
04/20/2046	2.230%	3,666,672	3,206,147
THL Credit Wind River CLO Ltd.(a),(b)
Series 2019-1A Class AR
3-month USD LIBOR + 1.160% Floor 1.160% 07/20/2034	6.410%	10,000,000	9,721,630
TIAA CLO I Ltd.(a),(b)
Series 2016-1A Class AR
3-month USD LIBOR + 1.200% Floor 1.200% 07/20/2031	6.450%	6,750,000	6,659,996
Tikehau US CLO IV Ltd.(a),(b),(d)
Series 2023-1A Class A1
3-month Term SOFR + 2.200% Floor 2.200% 07/15/2034	5.000%	28,000,000	28,000,000
Toyota Auto Loan Extended Note Trust(a)
Series 2020-1A Class A
05/25/2033	1.350%	1,405,000	1,302,313
Trafigura Securitisation Finance PLC(a)
Subordinated Series 2021-1A Class B
01/15/2025	1.780%	1,550,000	1,399,977
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tralee CLO VI Ltd.(a),(b)
Series 2019-6A Class A1R
3-month USD LIBOR + 1.170% Floor 1.170% 10/25/2032	6.425%	25,000,000	24,496,525
Tralee CLO VII Ltd(a),(b)
Series 2021-7A Class A1
3-month USD LIBOR + 1.320% Floor 1.320% 04/25/2034	6.575%	9,250,000	9,033,134
Trestles CLO V LTD.(a),(b)
Series 2021-5A Class B1
3-month USD LIBOR + 1.650% Floor 1.650% 10/20/2034	6.900%	6,800,000	6,544,429
Trinitas CLO VII Ltd.(a),(b)
Series 2017-7A Class A1R
3-month USD LIBOR + 1.200% Floor 1.200% 01/25/2035	6.455%	4,000,000	3,886,240
Triton Container Finance VIII LLC(a)
Series 2021-1A Class A
03/20/2046	1.860%	2,610,667	2,230,177
United Auto Credit Securitization Trust(a)
Series 2022-1 Class B
03/10/2025	2.100%	690,922	687,238
Subordinated Series 2022-2 Class C
05/10/2027	5.810%	1,995,000	1,956,599
Upstart Securitization Trust(a)
Series 2023-1 Class A
02/20/2033	6.590%	1,567,350	1,555,124
Venture CLO Ltd.(a),(b)
Series 2017-28AA Class A1R
3-month USD LIBOR + 1.210% Floor 1.210% 10/20/2034	6.460%	12,500,000	12,153,363
Venture XXVII CLO Ltd.(a),(b)
Series 2017-27A Class CR
3-month USD LIBOR + 2.300% 07/20/2030	7.550%	4,100,000	3,894,184
Voya CLO Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month Term SOFR + 1.472% Floor 1.210% 10/15/2030	6.458%	6,860,159	6,819,677
Series 2016-1A Class A1R
3-month Term SOFR + 1.332% Floor 1.070% 01/20/2031	6.380%	9,819,701	9,716,614

12	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% Floor 0.170% 04/25/2040	5.425%	4,074,705	3,891,637
Wellfleet CLO Ltd.(a),(b)
Series 2019-1A Class A1R
3-month USD LIBOR + 1.120% Floor 1.120% 07/20/2032	6.370%	15,000,000	14,666,325
Wendy’s Funding LLC(a)
Series 2018-1A Class A2II
03/15/2048	3.884%	947,500	865,200
Series 2019-1A Class A2I
06/15/2049	3.783%	3,130,875	2,918,278
Series 2021-1A Class A2II
06/15/2051	2.775%	5,025,487	4,008,835
Westlake Automobile Receivables Trust(a)
Series 2020-2A Class C
07/15/2025	2.010%	250,092	249,249
Series 2021-2A Class C
07/15/2026	0.890%	1,650,000	1,568,721
Subordinated Series 2020-3A Class C
11/17/2025	1.240%	161,991	159,691
Subordinated Series 2021-1A Class B
03/16/2026	0.640%	2,062,924	2,052,225
Subordinated Series 2021-2A Class B
07/15/2026	0.620%	2,170,000	2,130,158
Subordinated Series 2021-3 Class C
01/15/2027	1.580%	6,225,000	5,869,779
Subordinated Series 2023-1A Class C
08/15/2028	5.740%	1,200,000	1,194,177
Subordinated Series 2023-2A Class B
03/15/2028	6.140%	3,550,000	3,567,756
Wind River CLO Ltd.(a),(b)
Series 2016-1A Class A1R2
3-month USD LIBOR + 1.210% Floor 1.210% 10/15/2034	6.470%	4,250,000	4,131,582
World Omni Automobile Lease Securitization Trust
Series 2023-A Class A3
09/15/2026	5.070%	2,420,000	2,416,710
World Omni Select Auto Trust
Series 2020-A Class A3
07/15/2025	0.550%	31,900	31,833
Subordinated Series 2021-A Class B
08/16/2027	0.850%	2,170,000	2,015,711
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
York CLO-4 Ltd.(a),(b)
Series 2016-2A Class A1R
3-month USD LIBOR + 1.090% 04/20/2032	6.340%	10,500,000	10,378,988
Zais CLO 7 Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.290% 04/15/2030	6.550%	2,842,760	2,815,865
Zais CLO 9 Ltd.(a),(b)
Series 2018-2A Class A
3-month USD LIBOR + 1.200% Floor 1.200% 07/20/2031	6.450%	12,521,597	12,311,322
Zaxby’s Funding LLC(a)
Series 2021-1A Class A2
07/30/2051	3.238%	5,551,125	4,604,017
Total Asset-Backed Securities — Non-Agency (Cost $1,321,463,522)			1,281,388,667

Commercial Mortgage-Backed Securities - Agency 0.9%

Federal Home Loan Mortgage Corp. Multifamily ML Certificates(c),(e)
Series 2021-ML08 Class XUS
07/25/2037	1.861%	7,747,376	1,069,370
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(e)
CMO Series K055 Class X1
03/25/2026	1.342%	1,980,469	61,002
CMO Series K057 Class X1
07/25/2026	1.166%	2,331,938	66,512
CMO Series K059 Class X1
09/25/2026	0.303%	6,968,238	56,822
CMO Series K060 Class X1
10/25/2026	0.067%	25,361,387	63,944
CMO Series K152 Class X1
01/25/2031	0.956%	4,013,702	212,135
Series 20K129 Class X1 (FHLMC)
05/25/2031	1.034%	12,585,486	771,570
Series 20K141 Class X1 (FHLMC)
02/25/2032	0.305%	7,248,942	165,100
Series 20K142 Class X1 (FHLMC)
12/25/2031	0.297%	17,576,983	391,439
Series 20K143 Class X1 (FHLMC)
04/25/2055	0.342%	7,943,311	207,129
Series 20K144 Class X1 (FHLMC)
04/25/2032	0.325%	10,392,677	265,976
Series K069 Class X1
09/25/2027	0.347%	36,336,117	482,834
Series K091 Class X1
03/25/2029	0.561%	39,215,290	1,076,820

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	13

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series K095 Class X1
06/25/2029	0.950%	74,999,934	3,444,777
Series K106 Class X1
01/25/2030	1.354%	99,482,166	7,139,318
Series K108 Class X1
03/25/2030	1.691%	2,257,938	205,995
Series K131 Class X1 (FHLMC)
07/25/2031	0.728%	12,797,044	601,608
Series K137 Class X1
11/25/2031	0.199%	274,816,551	3,729,810
Series K145 Class X1
06/25/2055	0.317%	4,659,612	115,635
Series K146 Class X1
06/25/2032	0.230%	15,765,985	307,258
Series K147 Class X1
06/25/2032	0.358%	12,187,968	349,851
Series K149 Class X1 (FHLMC)
08/25/2032	0.264%	20,976,997	474,135
Series K-150 Class X1 (FHLMC)
09/25/2032	0.310%	18,242,305	477,775
Series K-1516 Class X1
05/25/2035	1.510%	14,641,006	1,740,037
Series K-1517 Class X1
07/25/2035	1.323%	19,945,154	2,169,901
Series K1521 Class X1
08/25/2036	0.980%	23,387,647	1,898,944
Series K728 Class X1
08/25/2024	0.388%	252,832,234	1,207,603
Series K729 Class X1
10/25/2024	0.340%	158,096,483	542,634
Series K735 Class X1
05/25/2026	0.957%	12,627,338	284,974
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K056 Class A2
05/25/2026	2.525%	6,137,000	5,819,729
Series K074 Class A2
01/25/2028	3.600%	8,660,000	8,406,096
Series K155 Class A3
04/25/2033	3.750%	6,935,000	6,552,875
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series K157 Class A3
08/25/2033	3.990%	6,145,000	5,876,854
Series Q006 Class APT1
07/25/2026	2.673%	3,434,594	3,251,332
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
11/01/2031	3.400%	1,500,000	1,365,603
02/01/2033	3.400%	3,984,701	3,750,684
07/01/2033	3.670%	8,000,000	7,645,515
03/01/2035	2.510%	3,000,000	2,474,241
04/01/2040	2.455%	3,495,000	2,541,912
Federal National Mortgage Association(c),(e)
Series 2020-M43 Class X1
08/25/2034	1.982%	34,320,951	3,298,412
Government National Mortgage Association(c),(e)
CMO Series 2011-38 Class IO
04/16/2053	0.530%	898,748	6,784
CMO Series 2013-162 Class IO
09/16/2046	0.057%	16,893,861	27,278
CMO Series 2014-134 Class IA
01/16/2055	0.148%	11,926,815	54,921
CMO Series 2015-101 Class IO
03/16/2052	0.283%	2,937,381	33,532
CMO Series 2015-114
03/15/2057	0.365%	1,457,494	21,123
CMO Series 2015-120 Class IO
03/16/2057	0.623%	6,688,924	119,467
CMO Series 2015-125 Class IB
01/16/2055	1.012%	9,466,590	235,043
CMO Series 2015-125 Class IO
07/16/2055	0.621%	18,034,839	264,710
CMO Series 2015-146 Class IC
07/16/2055	0.207%	5,504,502	37,718
CMO Series 2015-171 Class IO
11/16/2055	0.845%	4,850,598	138,524
CMO Series 2015-174 Class IO
11/16/2055	0.416%	5,754,789	113,003
CMO Series 2015-21 Class IO
07/16/2056	0.713%	3,022,152	73,344
CMO Series 2015-29 Class EI
09/16/2049	0.695%	5,058,557	83,407
CMO Series 2015-41 Class IO
09/16/2056	0.276%	1,180,212	13,441
CMO Series 2015-6 Class IO
02/16/2051	0.480%	2,044,499	22,531
CMO Series 2015-70 Class IO
12/16/2049	0.570%	5,688,915	100,908
CMO Series 2016-39 Class IO
01/16/2056	0.685%	3,577,220	92,509
CMO Series 2022-17 Class IO
06/16/2064	0.802%	6,333,920	405,088

14	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-4 Class IO
03/16/2064	0.860%	15,577,157	1,035,859
CMO Series 2022-43 Class IO
09/16/2061	0.740%	12,962,264	761,117
Series 2014-101 Class IO
04/16/2056	0.597%	9,577,970	130,763
Series 2016-152 Class IO
08/15/2058	0.728%	11,793,247	399,747
Series 2017-168 Class IO
12/16/2059	0.577%	16,825,383	581,314
Series 2018-110 Class IA
11/16/2059	0.629%	20,256,015	768,422
Series 2018-2 Class IO
12/16/2059	0.706%	7,259,918	315,036
Series 2020-108 Class IO
06/16/2062	0.847%	8,943,426	524,848
Series 2021-106 Class IO
04/16/2063	0.858%	9,555,942	643,675
Series 2021-132 Class BI
04/16/2063	0.925%	12,285,977	838,756
Series 2021-133 Class IO
07/16/2063	0.880%	12,025,972	823,696
Series 2021-144 Class IO
04/16/2063	0.825%	12,095,028	771,381
Series 2021-145 Class IO
07/16/2061	0.772%	2,545,587	141,929
Series 2021-151 Class IO
04/16/2063	0.917%	10,791,883	784,682
Series 2021-163 Class IO
03/16/2064	0.800%	11,274,522	728,176
Series 2021-186 Class IO
05/16/2063	0.765%	12,600,808	755,523
Series 2021-52 Class IO
04/16/2063	0.719%	10,529,643	563,613
Series 2022-132 Class IO
10/16/2064	0.539%	11,002,068	566,888
Series 2022-166 Class IO
04/16/2065	0.792%	12,954,727	797,304
Series 2022-92 Class EI
02/16/2064	0.809%	11,261,627	708,003
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.550% 03/20/2063	5.208%	108,460	107,575
Total Commercial Mortgage-Backed Securities - Agency (Cost $124,132,979)			95,155,799

Commercial Mortgage-Backed Securities - Non-Agency 5.8%

Arbor Multifamily Mortgage Securities Trust(a)
Series 2021-MF2 Class A4
06/15/2054	2.252%	18,000,000	14,527,039
Arbor Realty Commercial Real Estate Notes Ltd.(a),(b)
Series 2021-FL4 Class D
1-month USD LIBOR + 2.900% Floor 2.900% 11/15/2036	8.007%	3,250,000	3,074,604
Series 2022-FL1 Class A
30-day Average SOFR + 1.450% Floor 1.450% 01/15/2037	6.322%	5,100,000	5,006,146
AREIT Trust(a),(b)
Series 2022-CRE6 Class A
30-day Average SOFR + 1.250% Floor 1.250% 01/16/2037	6.173%	1,326,340	1,291,294
BAMLL Commercial Mortgage Securities Trust(a)
Series 2019-BPR Class AM
11/05/2032	3.287%	6,325,000	5,786,564
Banc of America Merrill Lynch Commercial Mortgage, Inc.(c),(e)
Series 2019-BN18 Class XA
05/15/2062	0.890%	59,444,050	2,449,683
BANK(c),(e)
Series 2017-BNK8 Class XA
11/15/2050	0.712%	26,763,703	681,227
BANK(c)
Series 2021-BN37 Class A5
11/15/2064	2.618%	5,605,000	4,644,115
Series 2022-BNK40 Class A4
03/15/2064	3.507%	2,945,000	2,588,427
BANK(a)
Subordinated Series 2017-BNK6 Class D
07/15/2060	3.100%	2,380,000	1,576,750
BBCMS Mortgage Trust(a)
Series 2016-ETC Class A
08/14/2036	2.937%	13,500,000	12,033,846
Subordinated Series 2016-ETC Class B
08/14/2036	3.189%	900,000	777,604
Subordinated Series 2016-ETC Class C
08/14/2036	3.391%	770,000	632,735

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	15

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BBCMS Mortgage Trust(c),(e)
Series 2018-C2 Class XA
12/15/2051	0.755%	60,710,700	1,984,020
BBCMS Mortgage Trust(a),(b)
Series 2020-BID Class A
1-month USD LIBOR + 2.140% Floor 2.140% 10/15/2037	7.247%	3,850,000	3,706,834
BBCMS Mortgage Trust
Series 2021-C12 Class A5
11/15/2054	2.689%	5,580,000	4,653,944
BBCMS Mortgage Trust(a),(c)
Subordinated Series 2016-ETC Class D
08/14/2036	3.609%	2,790,000	2,235,587
BB-UBS Trust(a)
Series 2012-TFT Class A
06/05/2030	2.892%	2,373,353	2,193,160
BDS Ltd.(a),(b)
Series 2021-FL8 Class B
1-month USD LIBOR + 1.350% Floor 1.350% 01/18/2036	6.461%	1,000,000	958,760
Benchmark Mortgage Trust(c),(e)
03/15/2053	1.415%	25,298,134	1,440,235
Series 2019-B10 Class XA
03/15/2062	1.219%	28,342,398	1,430,764
Series 2020-B20 Class XA
10/15/2053	1.615%	14,467,835	1,059,899
Benchmark Mortgage Trust
Series 2021-B26 Class A4
06/15/2054	2.295%	10,600,000	8,654,065
Series 2021-B31 Class A5
12/15/2054	2.669%	4,440,000	3,671,107
Series 2023-V2 Class A3
05/15/2055	5.812%	17,305,000	17,669,086
BIG Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-BIG Class C
1-month Term SOFR + 2.340% Floor 2.340% 02/15/2039	7.400%	420,000	396,846
BMD2 Re-Remic Trust(a),(f)
Series 2019-FRR1 Class 3AB
05/25/2052	0.000%	2,821,000	1,811,293
Subordinated Series 2019-FRR1 Class 2C
05/25/2052	0.000%	14,258,000	11,772,545
BPR Trust(a),(b)
Series 2021-NRD Class A
1-month USD LIBOR + 1.525% Floor 1.525% 12/15/2023	6.584%	3,045,000	2,928,367
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-OANA Class A
1-month Term SOFR + 1.898% Floor 1.898% 04/15/2037	6.957%	2,300,000	2,228,298
BWAY Mortgage Trust(a)
Series 2015-1740 Class A
01/10/2035	2.917%	6,850,000	5,209,804
BX Commercial Mortgage Trust(a),(b)
Series 2020-VKNG Class A
1-month Term SOFR + 1.044% Floor 1.045% 10/15/2037	6.104%	5,757,641	5,661,658
Series 2021-VOLT Class G
1-month USD LIBOR + 2.850% Floor 2.850% 09/15/2036	7.957%	3,000,000	2,760,506
Series 2022-CSMO Class A
1-month Term SOFR + 2.115% Floor 2.115% 06/15/2027	7.174%	5,918,000	5,882,849
Subordinated Series 2019-XL Class E
1-month Term SOFR + 1.914% Floor 1.800% 10/15/2036	6.974%	1,700,000	1,665,681
Subordinated Series 2021-21M Class E
1-month USD LIBOR + 2.171% Floor 2.171% 10/15/2036	7.278%	2,048,782	1,915,544
Subordinated Series 2021-IRON Class E
1-month USD LIBOR + 2.350% Floor 2.350% 02/15/2038	7.457%	3,000,000	2,774,435
Subordinated Series 2021-MFM1 Class D
1-month Term SOFR + 1.614% Floor 1.500% 01/15/2034	6.674%	452,123	437,363
Subordinated Series 2021-SOAR Class F
1-month USD LIBOR + 2.350% Floor 2.350% 06/15/2038	7.457%	17,278,350	16,371,356
Subordinated Series 2022-CSMO Class B
1-month Term SOFR + 3.141% Floor 3.141% 06/15/2027	8.200%	3,490,000	3,469,274
BX Commercial Mortgage Trust(a),(c)
Subordinated Series 2020-VIV3 Class B
03/09/2044	3.544%	5,780,000	4,936,793
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,115,000	970,058

16	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Trust(a),(b)
Series 2021-LGCY Class D
1-month USD LIBOR + 1.302% Floor 1.302% 10/15/2036	6.409%	590,000	556,632
Subordinated Series 2022-LBA6 Class D
1-month Term SOFR + 2.000% Floor 2.000% 01/15/2039	7.059%	750,000	713,502
Subordinated Series 2022-VAMF Class E
1-month USD LIBOR + 2.700% Floor 2.700% 01/15/2039	7.759%	5,000,000	4,695,256
BX Trust(a),(b),(d)
Series 2023-DELC Class A
1-month Term SOFR + 2.690% Floor 2.690% 06/15/2038	7.690%	2,000,000	1,997,501
BXHPP Trust(a),(b)
Series 2021-FILM Class A
1-month USD LIBOR + 0.650% Floor 0.650% 08/15/2036	5.757%	7,000,000	6,565,547
CALI Mortgage Trust(a)
Series 2019-101C Class A
03/10/2039	3.957%	2,380,000	2,069,694
CAMB Commercial Mortgage Trust(a)
Series 2021-CX2 Class A
11/10/2046	2.700%	7,200,000	5,812,597
Cantor Commercial Real Estate Lending(c),(e)
Series 2019-CF2 Class XA
11/15/2052	1.193%	43,749,001	2,258,468
Cantor Commercial Real Estate Lending
Series 2019-CF3 Class A3
01/15/2053	2.752%	16,100,000	13,854,776
CD Mortgage Trust
Series 2016-CD1 Class A3
08/10/2049	2.459%	14,750,906	13,501,760
Series 2017-CD6 Class A4
11/13/2050	3.190%	20,000,000	18,250,496
CD Mortgage Trust(c),(e)
Series 2019-CD8 Class XA
08/15/2057	1.402%	46,654,473	2,963,152
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	5,900,000	5,508,112
CFCRE Commercial Mortgage Trust(c),(e)
Series 2016-C4 Class XA
05/10/2058	1.605%	53,473,094	1,849,019
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Commercial Mortgage Trust
Series 2015-GC35 Class A3
11/10/2048	3.549%	10,000,000	9,358,480
Series 2019-C7 Class A4
12/15/2072	3.102%	3,985,000	3,502,463
Series 2019-GC43 Class A3
11/10/2052	2.782%	10,000,000	8,492,854
Citigroup Commercial Mortgage Trust(a),(b)
Series 2021-PRM2 Class F
1-month USD LIBOR + 3.750% Floor 3.750% 10/15/2036	8.857%	1,500,000	1,419,380
Citigroup Commercial Mortgage Trust(a),(c)
Subordinated Series 2016-C2 Class E
08/10/2049	4.394%	2,420,000	1,482,714
Subordinated Series 2023-SMRT Class C
06/10/2028	6.048%	1,000,000	977,105
CityLine Commercial Mortgage Trust(a),(c)
Subordinated Series 2016-CLNE Class B
11/10/2031	2.778%	3,600,000	3,278,250
Subordinated Series 2016-CLNE Class C
11/10/2031	2.778%	1,350,000	1,202,344
COMM Mortgage Trust(a),(c)
Subordinated Series 2013-CR10 Class E
08/10/2046	4.820%	1,220,000	1,018,266
Subordinated Series 2013-CR7 Class D
03/10/2046	4.260%	5,598,679	5,094,798
Subordinated Series 2020-CBM Class F
02/10/2037	3.633%	2,513,000	2,192,073
Commercial Mortgage Pass-Through Certificates(a)
Series 2012-LTRT Class A2
10/05/2030	3.400%	3,394,521	2,965,512
Commercial Mortgage Pass-Through Certificates(c)
Subordinated Series 2019-BN24 Class C
11/15/2062	3.518%	1,000,000	731,077
Commercial Mortgage Trust
Series 2013-CR13 Class A3
11/12/2046	3.928%	2,452,063	2,425,367
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,165,000	1,143,253
Series 2014-UBS4 Class A5
08/10/2047	3.694%	5,000,000	4,828,825
Series 2014-UBS6 Class A4
12/10/2047	3.378%	2,984,606	2,862,078
Series 2015-DC1 Class A5
02/10/2048	3.350%	790,000	754,938
Series 2015-LC19 Class A4
02/10/2048	3.183%	835,000	798,167

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	17

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-PC1 Class A5
07/10/2050	3.902%	2,755,000	2,642,932
Series 2016-COR1 Class A3
10/10/2049	2.826%	8,410,989	7,804,447
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	14,800,000	12,692,662
CSAIL Commercial Mortgage Trust
Series 2019-C18 Class A4
12/15/2052	2.968%	3,345,000	2,830,801
CSAIL Commercial Mortgage Trust(a)
Subordinated Series 2020-C19 Class E
03/15/2053	2.500%	800,000	378,287
CSWF Trust(a),(b)
Subordinated Series 2021-SOP2 Class E
1-month USD LIBOR + 3.367% Floor 3.367% 06/15/2034	8.315%	16,000,000	13,704,331
DBGS Mortgage Trust(a),(b)
Series 2018-BIOD Class E
1-month USD LIBOR + 1.700% Floor 1.700% 05/15/2035	7.057%	2,741,288	2,652,306
Series 2018-BIOD Class F
1-month USD LIBOR + 2.000% Floor 2.000% 05/15/2035	7.357%	10,782,400	10,324,701
DBJPM Mortgage Trust(a)
Series 2016-SFC Class A
08/10/2036	2.833%	1,500,000	1,239,311
DBJPM Mortgage Trust(c),(e)
Series 2020-C9 Class XA
09/15/2053	1.707%	46,242,133	2,968,999
DBUBS Mortgage Trust(a)
Series 2017-BRBK Class A
10/10/2034	3.452%	2,800,000	2,530,064
DBUBS Mortgage Trust(a),(b)
Subordinated Series 2011-LC2A Class F
1-month USD LIBOR + 3.650% Floor 3.650%, Cap 4.000% 07/10/2044	4.000%	161,531	161,237
DBWF Mortgage Trust(a),(c)
Series 2016-85T Class D
12/10/2036	3.808%	2,000,000	1,706,282
Series 2016-85T Class E
12/10/2036	3.808%	2,000,000	1,268,369
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Extended Stay America Trust(a),(b)
Series 2021-ESH Class E
1-month USD LIBOR + 2.850% Floor 2.850% 07/15/2038	7.957%	2,921,310	2,826,375
FirstKey Homes Trust(a)
Series 2020-SFR1 Class A
08/17/2037	1.339%	6,155,084	5,620,618
Subordinated Series 2020-SFR2 Class E
10/19/2037	2.668%	3,432,000	3,116,563
GAM Investments(a)
Subordinated Series 2021-F Class A
09/27/2051	0.000%	2,186,000	1,831,323
Subordinated Series 2021-F Class C
09/27/2051	1.079%	1,778,000	1,478,306
Subordinated Series 2021-F Class D
09/27/2051	0.000%	1,777,000	1,410,928
Subordinated Series 2021-F Class E
09/27/2051	0.000%	1,798,000	1,529,196
Subordinated Series 2021-F Class G
09/27/2051	0.000%	1,797,000	1,495,767
Subordinated Series 2021-F Class H
09/27/2051	0.000%	1,510,000	882,538
GAM Investments(a),(c)
Subordinated Series 2021-F Class F
09/27/2051	2.435%	2,364,000	1,705,236
GAM Re-REMIC Trust(a),(g)
Series 2021-FRR1 Class 1B
07/28/2027	0.000%	3,690,000	2,524,122
Series 2021-FRR1 Class 2B
12/29/2027	0.000%	4,900,000	3,254,530
GAM Resecuritization Trust(a),(c)
Series 2022-FRR3 Class BK71
01/29/2052	2.030%	3,736,000	2,783,732
Series 2022-FRR3 Class CK71
01/29/2052	1.400%	1,245,000	862,525
GAM Resecuritization Trust(a),(g)
Series 2022-FRR3 Class D728
01/29/2052	0.000%	1,446,000	1,240,037
Subordinated Series 2022-FRR3 Class BK89
01/29/2052	0.000%	2,769,000	1,631,561
Subordinated Series 2022-FRR3 Class CK89
01/29/2052	0.000%	1,450,000	806,661
Subordinated Series 2022-FRR3 Class EK41
01/29/2052	0.000%	776,000	662,429
GAM Resecuritization Trust(a),(f)
Subordinated Series 2022-FRR3 Class BK61
11/27/2049	0.000%	2,543,000	1,829,439

18	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2022-FRR3 Class C728
08/27/2050	0.000%	1,446,000	1,264,825
Subordinated Series 2022-FRR3 Class CK47
05/27/2048	0.000%	1,474,000	1,225,974
Subordinated Series 2022-FRR3 Class CK61
11/27/2049	0.000%	1,784,000	1,229,903
Subordinated Series 2022-FRR3 Class DK41
10/27/2047	0.000%	1,165,000	1,005,519
Subordinated Series 2022-FRR3 Class DK47
05/27/2048	0.000%	1,473,000	1,202,118
Greystone Commercial Capital Trust(a),(b)
Series 2021-3 Class A
1-month USD LIBOR + 2.230% Floor 2.230% 08/17/2023	7.338%	8,500,000	8,278,640
GS Mortgage Securities Corp II(a),(c)
Series 2017-375H Class A
09/10/2037	3.475%	5,000,000	4,472,221
GS Mortgage Securities Corp. II(a)
Series 2012-BWTR Class A
11/05/2034	2.954%	3,857,000	2,567,256
GS Mortgage Securities Trust(a),(c)
Series 2013-PEMB Class A
03/05/2033	3.550%	1,625,000	1,423,992
GS Mortgage Securities Trust
Series 2016-GS2 Class A3
05/10/2049	2.791%	4,386,124	4,067,289
Series 2017-GS7 Class A3
08/10/2050	3.167%	10,000,000	9,207,619
Series 2017-GS8 Class A3
11/10/2050	3.205%	20,000,000	18,077,938
Series 2020-GC45 Class A5
02/13/2053	2.911%	1,810,000	1,571,558
HGI CRE CLO Ltd.(a),(b)
Series 2022-FL3 Class A
30-day Average SOFR + 1.700% Floor 1.700% 04/20/2037	6.581%	1,000,000	980,400
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,160,000	1,871,699
Hudsons Bay Simon JV Trust(a)
Series 2015-HB10 Class A10
08/05/2034	4.155%	1,820,000	1,571,248
Series 2015-HB7 Class A7
08/05/2034	3.914%	2,520,000	2,228,532
IMT Trust(a)
Series 2017-APTS Class AFX
06/15/2034	3.478%	5,410,000	5,234,632
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
INTOWN Mortgage Trust(a),(b)
Subordinated Series 2022-STAY Class D
1-month Term SOFR + 4.134% Floor 4.134% 08/15/2037	9.193%	2,500,000	2,480,514
JPMBB Commercial Mortgage Securities Trust(c)
Series 2013-C14 Class A4
08/15/2046	4.133%	274,315	273,646
JPMBB Commercial Mortgage Securities Trust
Series 2014-C26 Class A3
01/15/2048	3.231%	259,329	248,741
Series 2015-C30 Class A5
07/15/2048	3.822%	4,200,000	3,986,578
JPMBB Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2013-C17 Class F
01/15/2047	3.867%	1,840,000	1,164,172
Subordinated Series 2014-C19 Class D
04/15/2047	4.627%	874,000	762,550
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	8,174,742	7,476,202
Series 2019-COR6 Class A3
11/13/2052	2.795%	7,500,000	6,465,669
JPMorgan Chase Commercial Mortgage Securities Trust(c)
Series 2013-C13 Class A4
01/15/2046	3.994%	273,462	272,952
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	2,110,000	1,856,723
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Series 2021-HTL5 Class A
1-month USD LIBOR + 1.115% Floor 1.115% 11/15/2038	6.222%	7,080,000	6,907,419
Series 2022-ACB Class E
30-day Average SOFR + 3.350% Floor 3.350% 03/15/2039	8.222%	6,450,000	6,125,898
Subordinated Series 2021-NYAH Class E
1-month USD LIBOR + 1.840% Floor 1.840% 06/15/2038	6.947%	600,000	547,170
Subordinated Series 2021-NYAH Class H
1-month USD LIBOR + 3.390% Floor 3.390% 06/15/2038	5.781%	3,500,000	2,966,832
Ladder Capital Commercial Mortgage(a)
Series 2017-LC26 Class A4
07/12/2050	3.551%	4,500,000	4,173,211

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	19

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Mortgage Trust(a),(b)
Subordinated Series 2021-BMR Class F
1-month Term SOFR + 2.464% Floor 2.350% 03/15/2038	7.524%	1,867,643	1,766,852
LSTAR Commercial Mortgage Trust(a)
Series 2017-5 Class A4
03/10/2050	3.390%	800,000	767,320
LSTAR Commercial Mortgage Trust(a),(c)
Subordinated Series 2016-4 Class F
03/10/2049	4.607%	8,000,000	5,256,688
Med Trust(a),(b)
Series 2021-MDLN Class A
1-month USD LIBOR + 0.950% Floor 0.950% 11/15/2038	6.057%	2,796,578	2,710,462
MHP MHIL(a),(b)
Subordinated Series 2022 Class E
30-day Average SOFR + 2.611% Floor 2.611% 01/15/2027	7.670%	2,914,976	2,732,526
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	1,575,000	1,226,396
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	1,885,000	1,871,877
Series 2015-C21 Class A3
03/15/2048	3.077%	441,584	424,628
Series 2016-C29 Class ASB
05/15/2049	3.140%	561,884	538,663
Morgan Stanley Capital I Trust
Series 2016-UB11 Class A3
08/15/2049	2.531%	8,300,158	7,502,001
Morgan Stanley Capital I Trust(c),(e)
Series 2021-L5 Class XA
05/15/2054	1.294%	13,559,506	901,581
Progress Residential Trust(a)
Subordinated Series 2021-SFR1 Class G
04/17/2038	3.861%	3,830,000	3,355,224
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.834%	1,180,000	1,132,971
RFM Re-REMIC Trust(a),(g)
Series 2022-FRR1 Class AB55
03/28/2049	0.000%	1,150,000	894,724
Series 2022-FRR1 Class CK55
03/28/2049	0.000%	360,000	268,661
Series 2022-FRR1 Class CK60
11/08/2049	0.000%	450,000	317,846
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2022-FRR1 Class CK64
03/01/2050	0.000%	420,000	285,990
RFM Re-REMIC Trust(a),(c)
Series 2022-FRR1 Class AB60
11/08/2049	2.470%	970,000	786,151
Series 2022-FRR1 Class AB64
03/01/2050	2.314%	1,460,000	1,155,637
SCOTT Trust(a)
Series 2023-SFS Class A
03/15/2040	5.910%	3,340,000	3,362,225
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A4
10/10/2048	3.055%	5,120,000	4,684,010
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	6.609%	5,670,000	5,421,155
Starwood Retail Property Trust(a),(b)
Series 2014-STAR Class A
1-month USD LIBOR + 1.470% Floor 1.220% 11/15/2027	6.578%	2,461,743	1,760,146
UBS Commercial Mortgage Trust
Series 2018-C10 Class A3
05/15/2051	4.048%	5,500,000	5,091,399
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20 Class A4
04/15/2050	2.925%	1,965,000	1,871,557
Series 2015-SG1 Class A4
09/15/2048	3.789%	9,036,083	8,633,317
Series 2017-C39 Class A4
09/15/2050	3.157%	10,065,000	9,303,712
Series 2018-C45 Class A3
06/15/2051	3.920%	17,739,320	16,518,936
Series 2021-C61 Class A4
11/15/2054	2.658%	7,990,000	6,575,502
Wells Fargo Commercial Mortgage Trust(c),(e)
Series 2021-C59 Class XA
04/15/2054	1.531%	20,474,232	1,693,714
Series 2021-C60 Class XA
08/15/2054	1.532%	4,089,310	335,964
Wells Fargo Commercial Mortgage Trust(c)
Series 2022-C62 Class A4
04/15/2055	4.000%	5,330,000	4,844,139
WFRBS Commercial Mortgage Trust(a)
Subordinated Series 2014-C21 Class D
08/15/2047	3.497%	700,000	505,869

20	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WF-RBS Commercial Mortgage Trust
Series 2014-C24 Class A3
11/15/2047	3.428%	509,995	492,574
WF-RBS Commercial Mortgage Trust(a),(c)
Subordinated Series 2013-C14 Class D
06/15/2046	3.962%	940,000	498,189
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $698,609,768)			630,119,482

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Intelsat Jackson Holdings SA(h),(i),(j)	2,500,000	2
Intelsat Jackson Holdings SA(h),(i),(j)	832,000	1
Intelsat Jackson Holdings SA(h),(i),(j)	6,033,000	6
Intelsat Jackson Series A, CVR(h),(i),(j)	9,292	0
Intelsat Jackson Series B, CVR(h),(i),(j)	9,292	0
Total		9
Total Communication Services		9
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Prairie Provident Resources, Inc.(i),(j)	1,728	123
Total Energy		123
Financials 0.0%
Financial Services 0.0%
Intelsat Emergence SA(i)	88,738	2,316,062
Total Financials		2,316,062
Total Common Stocks (Cost $3,030,179)		2,316,194

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 0.0%
HSBC Holdings PLC(k),(l)
	4.600%	1,292,000	986,532
Lloyds Banking Group PLC(k),(l)
	8.000%	3,207,000	2,961,684
Total			3,948,216
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 0.0%
Enbridge, Inc.(l)
01/15/2083	7.375%	1,056,000	1,043,411
Wireless 0.0%
Digicel Group 0.5 Ltd.(a),(m)
Subordinated
12/30/2049	7.000%	18,727	2,060
Total Convertible Bonds (Cost $5,253,677)			4,993,687

Convertible Preferred Stocks 0.0%
Issuer		Shares	Value ($)
Financials 0.0%
Insurance 0.0%
Allstate Corp. (The)	7.375%	14,695	388,389
Total Financials			388,389
Total Convertible Preferred Stocks (Cost $367,895)			388,389

Corporate Bonds & Notes 31.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.4%
BAE Systems PLC(a)
04/15/2030	3.400%	690,000	624,488
Boeing Co. (The)
02/04/2024	1.433%	5,100,000	4,949,239
05/01/2025	4.875%	761,000	755,082
02/01/2028	3.250%	794,000	732,005
05/01/2030	5.150%	1,160,000	1,150,066
02/01/2031	3.625%	4,203,000	3,802,850
02/01/2035	3.250%	1,240,000	998,366
11/01/2048	3.850%	245,000	178,520
05/01/2050	5.805%	1,085,000	1,065,196
08/01/2059	3.950%	3,500,000	2,515,710
05/01/2060	5.930%	591,000	575,681
Bombardier, Inc.(a)
03/15/2025	7.500%	1,225,000	1,226,549
04/15/2027	7.875%	6,175,000	6,100,340
02/01/2029	7.500%	1,200,000	1,164,874
Embraer Netherlands Finance BV
06/15/2025	5.050%	780,000	764,677
Lockheed Martin Corp.
01/15/2033	5.250%	712,000	741,736
02/15/2034	4.750%	996,000	995,616
02/15/2055	5.200%	1,009,000	1,019,290
11/15/2063	5.900%	493,000	548,998

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	21

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Northrop Grumman Corp.
05/01/2040	5.150%	1,035,000	1,011,461
10/15/2047	4.030%	409,000	342,860
03/15/2053	4.950%	2,764,000	2,629,924
Raytheon Technologies Corp.
02/27/2033	5.150%	1,160,000	1,179,766
02/27/2053	5.375%	1,233,000	1,247,884
Textron, Inc.
03/01/2024	4.300%	665,000	657,982
03/01/2025	3.875%	289,000	281,619
United Technologies Corp.
08/16/2023	3.650%	49,000	48,828
11/16/2038	4.450%	1,043,000	967,193
06/01/2042	4.500%	1,689,000	1,540,547
05/04/2047	4.050%	528,000	441,000
Total			40,258,347
Airlines 0.2%
American Airlines Pass-Through Trust
Series 2015-2 Class AA
09/22/2027	3.600%	112,960	103,719
Series 2016-1 Class AA
07/15/2029	3.575%	602,924	554,254
Series 2016-2 Class AA
06/15/2028	3.200%	551,137	494,408
Series 2017-1 Class AA
02/15/2029	3.650%	341,510	309,082
Series 2017-2 Class AA
10/15/2029	3.350%	1,822,013	1,627,577
Series 2019-1 Class AA
08/15/2033	3.150%	499,859	430,218
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	5,740,977	5,040,504
06/10/2028	2.500%	926,601	794,861
Delta Air Lines, Inc.
04/19/2028	4.375%	650,000	611,024
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%	466,382	449,936
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	765,070	763,789
Southwest Airlines Co.
06/15/2027	5.125%	1,665,000	1,657,673
U.S. Airways Pass-Through Trust
10/01/2024	5.900%	747,042	738,102
06/03/2025	4.625%	2,024,015	1,908,960
United Airlines, Inc.(a)
04/15/2029	4.625%	840,000	759,375
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Airlines, Inc. Pass-Through Trust
10/15/2027	5.875%	1,582,541	1,557,374
Total			17,800,856
Apartment REIT 0.1%
American Homes 4 Rent LP
07/15/2031	2.375%	393,000	311,608
04/15/2032	3.625%	1,258,000	1,087,603
07/15/2051	3.375%	1,735,000	1,110,817
04/15/2052	4.300%	1,921,000	1,446,718
Invitation Homes Operating Partnership LP
11/15/2028	2.300%	1,377,000	1,158,831
08/15/2031	2.000%	1,630,000	1,241,721
01/15/2034	2.700%	1,390,000	1,053,559
Mid-America Apartments LP
03/15/2030	2.750%	831,000	723,920
Total			8,134,777
Automotive 0.8%
Adient Global Holdings Ltd.(a)
08/15/2026	4.875%	2,700,000	2,566,881
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	782,000	752,736
04/01/2027	6.500%	875,000	813,058
American Honda Finance Corp.
01/12/2028	4.700%	1,414,000	1,418,310
04/17/2030	4.600%	4,300,000	4,242,866
Aptiv PLC
12/01/2051	3.100%	1,905,000	1,146,905
BorgWarner, Inc.(a)
10/01/2025	5.000%	126,000	125,209
Dana, Inc.
06/15/2028	5.625%	800,000	736,442
Denso Corp.(a)
09/16/2026	1.239%	4,070,000	3,618,711
Ford Motor Co.
08/19/2032	6.100%	1,335,000	1,254,286
01/15/2043	4.750%	2,600,000	1,918,400
Ford Motor Credit Co. LLC
01/09/2024	3.810%	2,585,000	2,542,548
03/06/2026	6.950%	1,425,000	1,427,719
05/03/2029	5.113%	1,405,000	1,286,117
General Motors Co.
10/01/2025	6.125%	529,000	536,826
10/01/2027	6.800%	1,850,000	1,940,056
04/01/2035	5.000%	5,365,000	4,826,919
04/01/2038	5.150%	1,550,000	1,370,994
10/02/2043	6.250%	723,000	682,953
04/01/2045	5.200%	1,500,000	1,242,998

22	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Motors Financial Co., Inc.
07/13/2025	4.300%	1,060,000	1,032,817
10/10/2025	6.050%	6,770,000	6,812,942
03/01/2026	5.250%	2,260,000	2,241,879
04/06/2030	5.850%	2,463,000	2,438,948
06/21/2030	3.600%	1,710,000	1,480,114
Harley-Davidson Financial Services, Inc.(a)
06/08/2025	3.350%	1,155,000	1,095,578
02/14/2027	3.050%	514,000	459,568
03/10/2028	6.500%	7,708,000	7,723,045
Hyundai Capital America(a)
06/14/2024	0.875%	2,480,000	2,360,062
09/15/2028	2.100%	1,460,000	1,233,101
04/01/2030	5.800%	2,035,000	2,068,136
Hyundai Capital Services, Inc.(a)
04/24/2025	2.125%	3,320,000	3,115,085
Kia Corp.(a)
04/16/2024	1.000%	1,405,000	1,350,804
LKQ Corp.(a)
06/15/2028	5.750%	5,065,000	5,042,679
Toyota Motor Credit Corp.
01/13/2027	1.900%	400,000	363,649
09/20/2027	4.550%	1,642,000	1,637,573
06/29/2029	4.450%	1,113,000	1,104,295
05/17/2030	4.550%	7,560,000	7,454,396
Volkswagen Group of America Finance LLC(a)
05/13/2025	3.350%	1,685,000	1,622,463
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	1,350,000	1,361,291
Total			86,449,359
Banking 9.0%
ABN AMRO Bank NV(a),(l)
Subordinated
03/13/2037	3.324%	1,441,000	1,103,210
AIB Group PLC(a),(l)
10/14/2026	7.583%	5,085,000	5,206,733
Ally Financial, Inc.
11/15/2027	7.100%	5,300,000	5,390,374
American Express Co.(l)
05/01/2026	4.990%	525,000	524,014
05/01/2034	5.043%	6,090,000	6,011,854
American Express Co.
03/04/2027	2.550%	2,865,000	2,631,931
ANZ New Zealand International Ltd.(a)
02/18/2025	2.166%	3,390,000	3,215,000
ASB Bank Ltd.(a),(l)
Subordinated
06/17/2032	5.284%	3,715,000	3,568,717
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banco Santander SA
05/24/2024	3.892%	6,800,000	6,669,173
05/28/2025	2.746%	3,000,000	2,814,109
Banco Santander SA(l)
Subordinated
11/22/2032	3.225%	1,000,000	789,149
Bank of America Corp.(k),(l)
	4.375%	3,464,000	2,900,475
Bank of America Corp.(l)
03/11/2027	1.658%	1,775,000	1,603,839
07/22/2027	1.734%	13,410,000	11,957,101
04/27/2028	4.376%	1,208,000	1,167,650
03/05/2029	3.970%	2,159,000	2,036,535
06/14/2029	2.087%	11,335,000	9,715,887
02/07/2030	3.974%	3,850,000	3,576,458
07/23/2030	3.194%	33,500,000	29,572,224
02/13/2031	2.496%	8,712,000	7,307,141
07/23/2031	1.898%	425,000	337,842
03/11/2032	2.651%	5,426,000	4,482,819
04/22/2032	2.687%	4,890,000	4,040,640
07/21/2032	2.299%	785,000	625,865
10/20/2032	2.572%	9,960,000	8,085,785
02/04/2033	2.972%	1,928,000	1,606,375
04/27/2033	4.571%	1,143,000	1,075,992
04/25/2034	5.288%	13,294,000	13,213,339
06/19/2041	2.676%	3,113,000	2,144,262
Subordinated
09/21/2036	2.482%	2,367,000	1,794,171
03/08/2037	3.846%	1,932,000	1,647,795
Bank of America Corp.
Subordinated
01/22/2025	4.000%	795,000	776,841
04/21/2025	3.950%	2,500,000	2,436,733
03/03/2026	4.450%	2,000,000	1,958,247
Bank of Ireland Group PLC(a)
11/25/2023	4.500%	3,780,000	3,745,042
Bank of Ireland Group PLC(a),(l)
09/16/2026	6.253%	3,560,000	3,550,273
Bank of New York Mellon Corp. (The)
04/24/2025	1.600%	3,885,000	3,650,757
Bank of New York Mellon Corp. (The)(l)
05/22/2026	5.148%	955,000	953,491
04/26/2027	4.947%	5,615,000	5,592,190
04/26/2034	4.967%	391,000	388,774
Bank of New Zealand(a)
02/21/2025	2.000%	3,915,000	3,688,725
01/27/2027	2.285%	4,455,000	4,056,309
Bank of Nova Scotia (The)
02/01/2030	4.850%	3,010,000	2,938,337

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	23

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bank of Nova Scotia (The)(l)
Subordinated
05/04/2037	4.588%	3,588,000	3,128,853
Banque Federative du Credit Mutuel SA(a)
11/21/2024	2.375%	4,315,000	4,102,170
01/26/2026	4.935%	2,208,000	2,190,006
Barclays PLC
03/16/2025	3.650%	270,000	259,022
Subordinated
05/09/2028	4.836%	995,000	921,481
Barclays PLC(l)
05/07/2025	3.932%	4,045,000	3,958,356
06/24/2031	2.645%	3,175,000	2,569,570
03/10/2032	2.667%	12,020,000	9,551,152
05/09/2034	6.224%	2,160,000	2,180,927
BNP Paribas SA(a),(l)
06/09/2026	2.219%	1,570,000	1,458,334
01/13/2027	1.323%	580,000	518,224
01/20/2028	2.591%	2,620,000	2,358,455
09/30/2028	1.904%	3,535,000	3,032,660
09/15/2029	2.159%	3,900,000	3,282,708
04/19/2032	2.871%	3,775,000	3,114,233
01/20/2033	3.132%	7,920,000	6,574,898
BPCE SA(a)
01/11/2028	3.250%	460,000	420,361
Subordinated
10/22/2023	5.700%	545,000	540,793
07/11/2024	4.625%	4,200,000	4,090,872
07/21/2024	5.150%	3,363,000	3,285,731
Canadian Imperial Bank of Commerce
08/04/2025	3.945%	1,835,000	1,779,414
04/28/2028	5.001%	6,420,000	6,339,534
Capital One Financial Corp.(l)
12/06/2024	1.343%	8,945,000	8,676,344
11/02/2027	1.878%	883,000	762,388
02/01/2029	5.468%	4,995,000	4,850,762
03/01/2030	3.273%	2,685,000	2,304,135
Citigroup, Inc.(k),(l)
	4.700%	10,225,000	8,861,699
	5.000%	1,100,000	1,018,726
Citigroup, Inc.(l)
04/08/2026	3.106%	4,210,000	4,036,623
06/09/2027	1.462%	4,700,000	4,189,714
02/24/2028	3.070%	1,445,000	1,339,282
11/05/2030	2.976%	14,780,000	12,812,671
01/29/2031	2.666%	5,550,000	4,716,676
03/31/2031	4.412%	955,000	903,230
06/03/2031	2.572%	5,105,000	4,277,326
05/01/2032	2.561%	7,855,000	6,448,543
01/25/2033	3.057%	9,150,000	7,681,387
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
05/24/2034	6.174%	4,690,000	4,756,927
Citigroup, Inc.
05/01/2026	3.400%	1,300,000	1,245,492
Subordinated
06/10/2025	4.400%	4,250,000	4,147,157
05/18/2046	4.750%	395,000	333,149
Citizens Financial Group, Inc.
02/06/2030	2.500%	890,000	700,424
Subordinated
09/30/2032	2.638%	145,000	100,283
Citizens Financial Group, Inc.(l)
Subordinated
05/21/2037	5.641%	5,044,000	4,236,316
Comerica Bank
07/23/2024	2.500%	3,995,000	3,621,010
Commonwealth Bank of Australia(a)
Subordinated
09/12/2039	3.743%	435,000	324,617
Cooperatieve Rabobank UA(a),(l)
06/24/2026	1.339%	970,000	889,147
02/24/2027	1.106%	2,500,000	2,214,176
02/28/2029	5.564%	4,675,000	4,686,870
Credit Agricole SA(a),(l)
06/16/2026	1.907%	2,730,000	2,524,448
Credit Suisse AG
02/21/2025	3.700%	855,000	812,143
08/07/2026	1.250%	289,000	247,849
07/09/2027	5.000%	2,861,000	2,767,243
Credit Suisse Group AG(a),(l)
09/11/2025	2.593%	430,000	405,328
06/05/2026	2.193%	3,297,000	2,989,385
07/15/2026	6.373%	2,485,000	2,444,166
02/02/2027	1.305%	4,520,000	3,907,390
05/14/2032	3.091%	6,040,000	4,881,938
08/12/2033	6.537%	19,430,000	19,785,480
11/15/2033	9.016%	9,258,000	11,036,013
Credit Suisse Group AG(a)
01/09/2028	4.282%	1,005,000	921,002
Subordinated
08/08/2023	6.500%	1,030,000	1,007,504
Credit Suisse Group Funding Guernsey Ltd.
06/09/2023	3.800%	4,890,000	4,874,437
Danske Bank A/S(a)
09/12/2023	3.875%	1,350,000	1,342,864
Danske Bank A/S(a),(l)
09/10/2025	0.976%	5,665,000	5,280,634
01/09/2026	6.466%	3,125,000	3,130,434

24	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deutsche Bank AG(l)
07/14/2026	6.119%	1,540,000	1,517,723
01/07/2028	2.552%	484,000	421,550
01/18/2029	6.720%	2,040,000	2,052,475
Subordinated
01/14/2032	3.729%	2,000,000	1,498,924
02/10/2034	7.079%	420,000	384,096
Discover Bank
08/08/2023	4.200%	5,500,000	5,471,315
03/13/2026	4.250%	789,000	745,918
Discover Financial Services
11/06/2024	3.950%	1,495,000	1,442,863
DNB Bank ASA(a),(l)
09/16/2026	1.127%	3,950,000	3,548,059
10/09/2026	5.896%	3,995,000	3,992,169
Federation des Caisses Desjardins du Quebec(a)
03/14/2028	5.700%	5,255,000	5,306,687
First Horizon Bank
Subordinated
05/01/2030	5.750%	2,110,000	1,788,627
Goldman Sachs Group Inc (The)(l)
01/27/2032	1.992%	1,805,000	1,427,606
Goldman Sachs Group, Inc. (The)(k),(l)
	3.650%	2,135,000	1,682,194
Goldman Sachs Group, Inc. (The)
12/06/2023	1.217%	7,505,000	7,338,926
Subordinated
05/22/2045	5.150%	2,100,000	1,941,058
Goldman Sachs Group, Inc. (The)(l)
09/29/2025	3.272%	4,160,000	4,021,711
03/09/2027	1.431%	11,330,000	10,179,254
02/24/2028	2.640%	4,585,000	4,164,113
04/22/2032	2.615%	12,585,000	10,377,933
07/21/2032	2.383%	18,125,000	14,586,523
10/21/2032	2.650%	135,000	110,605
HSBC Holdings PLC(l)
11/07/2025	2.633%	1,148,000	1,092,518
03/10/2026	2.999%	929,000	882,579
04/18/2026	1.645%	604,000	557,660
06/04/2026	2.099%	1,379,000	1,281,469
05/24/2027	1.589%	3,379,000	2,999,020
06/09/2028	4.755%	2,905,000	2,816,879
09/22/2028	2.013%	11,579,000	10,021,952
03/09/2029	6.161%	1,250,000	1,274,229
08/17/2029	2.206%	5,910,000	4,985,345
05/24/2032	2.804%	1,500,000	1,217,960
03/09/2044	6.332%	4,464,000	4,620,318
HSBC Holdings PLC(k),(l)
Junior Subordinated
	6.000%	877,000	778,654
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Huntington Bancshares, Inc.
02/04/2030	2.550%	144,000	114,515
Huntington Bancshares, Inc.(l)
05/17/2033	5.023%	817,000	749,531
Subordinated
08/15/2036	2.487%	434,000	301,867
Huntington National Bank (The)
01/10/2030	5.650%	2,060,000	1,977,775
Intesa Sanpaolo SpA(a)
11/21/2025	7.000%	3,570,000	3,648,080
Intesa Sanpaolo SpA(a),(l)
Subordinated
06/01/2032	4.198%	1,100,000	834,694
JPMorgan Chase & Co.(k),(l)
	4.000%	4,500,000	4,063,461
	4.600%	7,625,000	7,064,800
	5.000%	1,290,000	1,233,716
JPMorgan Chase & Co.(l)
07/23/2024	3.797%	2,578,000	2,571,371
06/23/2025	0.969%	4,760,000	4,525,177
12/10/2025	1.561%	2,540,000	2,383,007
12/15/2025	5.546%	10,630,000	10,643,964
02/24/2026	2.595%	383,000	364,661
02/04/2027	1.040%	4,299,000	3,844,515
04/22/2027	1.578%	10,430,000	9,365,632
09/22/2027	1.470%	3,322,000	2,943,049
02/24/2028	2.947%	4,610,000	4,263,902
01/23/2029	3.509%	10,345,000	9,647,748
04/23/2029	4.005%	3,180,000	3,020,121
06/01/2029	2.069%	1,446,000	1,250,171
12/05/2029	4.452%	1,150,000	1,110,669
10/15/2030	2.739%	1,990,000	1,725,807
02/04/2032	1.953%	3,030,000	2,413,703
04/22/2032	2.580%	6,030,000	5,023,276
11/08/2032	2.545%	8,145,000	6,677,936
01/25/2033	2.963%	2,380,000	2,015,116
11/15/2048	3.964%	2,475,000	2,005,947
JPMorgan Chase & Co.(d),(l)
06/01/2034	5.350%	1,110,000	1,124,010
JPMorgan Chase & Co.
Subordinated
09/10/2024	3.875%	5,440,000	5,336,601
KeyBank NA
11/15/2027	5.850%	3,050,000	2,825,387
Subordinated
08/08/2032	4.900%	563,000	451,483
KeyCorp(l)
06/01/2033	4.789%	1,645,000	1,422,387

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	25

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lloyds Banking Group PLC
08/16/2023	4.050%	2,940,000	2,926,567
03/12/2024	3.900%	2,600,000	2,560,186
03/22/2028	4.375%	1,975,000	1,901,714
Subordinated
11/04/2024	4.500%	5,560,000	5,402,451
Lloyds Banking Group PLC(l)
05/11/2027	1.627%	1,175,000	1,050,313
03/06/2029	5.871%	1,134,000	1,143,318
08/11/2033	4.976%	3,245,000	3,072,957
Macquarie Group Ltd.(a),(l)
10/14/2025	1.201%	1,295,000	1,212,784
01/14/2033	2.871%	6,005,000	4,822,763
Mitsubishi UFJ Financial Group, Inc.(l)
02/22/2029	5.422%	3,125,000	3,138,848
Morgan Stanley(l)
01/22/2025	0.791%	1,115,000	1,078,928
05/30/2025	0.790%	14,562,000	13,806,873
07/22/2025	2.720%	720,000	694,443
10/21/2025	1.164%	4,545,000	4,246,380
04/28/2026	2.188%	828,000	781,692
05/04/2027	1.593%	5,653,000	5,080,356
07/20/2027	1.512%	962,000	857,104
01/21/2028	2.475%	998,000	905,508
07/22/2028	3.591%	7,821,000	7,301,378
10/18/2028	6.296%	447,000	464,879
01/24/2029	3.772%	4,315,000	4,044,146
04/20/2029	5.164%	4,468,000	4,457,381
01/23/2030	4.431%	2,885,000	2,770,065
01/22/2031	2.699%	141,000	120,619
02/13/2032	1.794%	1,825,000	1,418,114
04/28/2032	1.928%	5,704,000	4,453,935
07/21/2032	2.239%	9,590,000	7,643,327
10/20/2032	2.511%	1,560,000	1,267,852
01/21/2033	2.943%	3,610,000	3,015,379
10/18/2033	6.342%	1,901,000	2,037,441
04/21/2034	5.250%	9,990,000	9,937,341
04/22/2039	4.457%	299,000	268,127
Subordinated
09/16/2036	2.484%	3,240,000	2,445,889
04/20/2037	5.297%	2,763,000	2,626,070
01/19/2038	5.948%	4,879,000	4,827,276
Morgan Stanley
07/23/2025	4.000%	1,671,000	1,634,983
01/27/2026	3.875%	6,556,000	6,383,243
Subordinated
09/08/2026	4.350%	9,045,000	8,818,818
National Australia Bank Ltd.(a)
Subordinated
01/12/2033	6.429%	1,056,000	1,072,281
National Bank of Canada(l)
06/09/2025	3.750%	7,465,000	7,305,960
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nationwide Building Society(a),(l)
08/01/2024	4.363%	7,040,000	7,015,350
02/16/2028	2.972%	2,610,000	2,367,864
Nordea Bank Abp(a)
09/30/2026	1.500%	7,925,000	7,000,718
Northern Trust Corp.(l)
Subordinated
05/08/2032	3.375%	2,601,000	2,323,078
Northern Trust Corp.
Subordinated
11/02/2032	6.125%	3,157,000	3,312,329
PNC Financial Services Group, Inc. (The)(k),(l)
	6.000%	706,000	636,092
	6.250%	4,122,000	3,740,981
PNC Financial Services Group, Inc. (The)(l)
10/28/2033	6.037%	3,770,000	3,882,950
01/24/2034	5.068%	1,415,000	1,366,080
Royal Bank of Canada
11/01/2027	6.000%	1,565,000	1,621,540
05/02/2033	5.000%	5,015,000	4,930,656
Royal Bank of Scotland Group PLC(l)
03/22/2025	4.269%	6,375,000	6,267,977
Santander Holdings USA, Inc.
06/02/2025	3.450%	3,720,000	3,539,871
Santander Holdings USA, Inc.(l)
03/09/2029	6.499%	2,690,000	2,727,477
Santander UK Group Holdings PLC(l)
11/15/2024	4.796%	7,820,000	7,754,232
03/15/2025	1.089%	7,385,000	7,049,065
08/21/2026	1.532%	445,000	398,065
11/21/2026	6.833%	2,605,000	2,636,483
06/14/2027	1.673%	1,762,000	1,526,532
Societe Generale SA(a)
03/28/2024	3.875%	5,055,000	4,953,714
01/22/2025	2.625%	445,000	418,416
Subordinated
01/10/2053	7.367%	1,420,000	1,366,492
Societe Generale SA(a),(l)
01/19/2028	2.797%	4,285,000	3,802,683
06/09/2032	2.889%	480,000	377,657
01/21/2033	3.337%	2,590,000	2,084,000
Standard Chartered PLC(a),(l)
01/09/2029	6.301%	3,100,000	3,144,253
State Street Corp.(l)
05/18/2034	5.159%	2,511,000	2,502,663
Sumitomo Mitsui Financial Group, Inc.
09/17/2028	1.902%	3,040,000	2,579,123
Sumitomo Mitsui Trust Bank Ltd.(a)
03/10/2025	2.550%	1,045,000	992,795

26	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SunTrust Capital III(b)
Junior Subordinated
3-month USD LIBOR + 0.650% 03/15/2028	5.516%	783,000	712,148
Synchrony Bank
08/22/2025	5.400%	3,625,000	3,447,083
Synchrony Financial
06/13/2025	4.875%	3,875,000	3,664,403
Toronto-Dominion Bank (The)
01/10/2028	5.156%	5,270,000	5,283,133
Truist Financial Corp.(k),(l)
	4.800%	880,000	731,203
	5.100%	1,846,000	1,624,994
Truist Financial Corp.(l)
03/02/2027	1.267%	340,000	301,357
01/26/2034	5.122%	6,217,000	5,939,044
U.S. Bancorp(k),(l)
Junior Subordinated
	5.300%	2,980,000	2,407,710
UBS Group AG(a),(l)
05/12/2026	4.488%	980,000	948,589
01/30/2027	1.364%	912,000	802,062
08/10/2027	1.494%	960,000	827,955
05/12/2028	4.751%	573,000	549,371
UBS Group AG(a),(b)
SOFR + 1.580% 05/12/2026	6.640%	3,055,000	3,063,739
UniCredit SpA(a),(l)
09/22/2026	2.569%	5,195,000	4,694,920
US Bancorp(l)
02/01/2034	4.839%	955,000	896,227
Wells Fargo & Co.(l)
06/02/2024	1.654%	2,135,000	2,134,787
10/30/2025	2.406%	971,000	928,282
02/11/2026	2.164%	1,691,000	1,597,240
04/30/2026	2.188%	1,055,000	992,464
08/15/2026	4.540%	6,990,000	6,875,687
03/24/2028	3.526%	1,405,000	1,319,290
05/22/2028	3.584%	1,700,000	1,596,681
06/02/2028	2.393%	10,530,000	9,417,873
07/25/2028	4.808%	14,890,000	14,674,036
02/11/2031	2.572%	6,775,000	5,719,903
03/02/2033	3.350%	15,345,000	13,173,580
07/25/2033	4.897%	2,740,000	2,647,587
04/24/2034	5.389%	7,146,000	7,144,413
04/30/2041	3.068%	5,012,000	3,640,611
04/04/2051	5.013%	1,130,000	1,031,335
Westpac Banking Corp.(l)
Subordinated
08/10/2033	5.405%	2,970,000	2,815,570
Total			981,096,357
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.4%
Ares Finance Co. IV LLC(a)
02/01/2052	3.650%	3,415,000	2,162,397
BlackRock, Inc.
05/25/2033	4.750%	8,955,000	8,864,165
Blackstone Holdings Finance Co. LLC(a)
08/05/2028	1.625%	643,000	535,461
01/30/2032	2.000%	1,491,000	1,119,866
04/22/2033	6.200%	3,491,000	3,594,496
Blue Owl Finance LLC(a)
02/15/2032	4.375%	2,540,000	2,009,535
Brookfield Finance, Inc.
06/02/2026	4.250%	964,000	929,700
Charles Schwab Corp. (The)(l)
05/19/2029	5.643%	1,649,000	1,653,302
05/19/2034	5.853%	2,497,000	2,531,888
CI Financial Corp.
06/15/2051	4.100%	684,000	407,522
CME Group, Inc.
03/15/2032	2.650%	1,334,000	1,142,483
Depository Trust & Clearing Corp. (The)(a),(k),(l)
	3.375%	673,000	502,878
Hunt Companies, Inc.(a)
04/15/2029	5.250%	2,150,000	1,647,362
Intercontinental Exchange, Inc.
06/15/2030	2.100%	809,000	678,273
09/15/2032	1.850%	4,215,000	3,269,647
03/15/2033	4.600%	473,000	463,023
09/15/2040	2.650%	775,000	549,405
Jane Street Group/JSG Finance, Inc.(a)
11/15/2029	4.500%	1,000,000	852,964
Jefferies Group LLC
01/20/2043	6.500%	600,000	599,029
National Securities Clearing Corp.(a)
11/21/2027	5.100%	3,145,000	3,158,432
Nomura Holdings, Inc.
07/14/2031	2.608%	1,100,000	875,885
Stifel Financial Corp.
05/15/2030	4.000%	3,755,000	3,230,984
Total			40,778,697
Building Materials 0.1%
Ferguson Finance PLC(a)
04/20/2032	4.650%	2,785,000	2,615,990
Fortune Brands Home & Security, Inc.
03/25/2052	4.500%	4,290,000	3,203,362

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	27

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Martin Marietta Materials, Inc.
03/15/2030	2.500%	3,380,000	2,853,202
Standard Industries, Inc.(a)
07/15/2030	4.375%	3,295,000	2,793,751
01/15/2031	3.375%	1,335,000	1,041,514
Stanley Black & Decker, Inc.
03/06/2028	6.000%	2,055,000	2,103,870
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	1,600,000	1,503,340
Total			16,115,029
Cable and Satellite 0.7%
Cable One, Inc.(a)
11/15/2030	4.000%	695,000	545,025
CCO Holdings LLC/Capital Corp.(a)
06/01/2029	5.375%	100,000	89,865
02/01/2031	4.250%	1,725,000	1,382,726
CCO Holdings LLC/Holdings Capital Corp.(a)
01/15/2034	4.250%	1,125,000	832,140
Charter Communications Operating LLC/Capital
01/15/2029	2.250%	616,000	510,843
10/23/2035	6.384%	1,775,000	1,719,286
10/23/2045	6.484%	4,170,000	3,767,070
04/01/2048	5.750%	1,360,000	1,125,883
03/01/2050	4.800%	4,625,000	3,375,971
04/01/2051	3.700%	2,305,000	1,409,016
06/01/2052	3.900%	3,420,000	2,149,974
04/01/2053	5.250%	2,265,000	1,761,288
04/01/2061	3.850%	941,000	554,037
Comcast Corp.
10/15/2025	3.950%	3,095,000	3,042,576
11/15/2027	5.350%	628,000	646,094
02/01/2030	2.650%	723,000	637,734
01/15/2031	1.950%	1,347,000	1,106,923
05/15/2033	4.800%	1,024,000	1,021,119
03/01/2038	3.900%	822,000	715,739
11/01/2047	3.969%	563,000	460,741
02/01/2050	3.450%	1,900,000	1,418,294
05/15/2053	5.350%	6,142,000	6,102,991
05/15/2064	5.500%	2,389,000	2,367,069
Cox Communications, Inc.(a)
08/15/2024	3.150%	780,000	757,988
06/15/2031	2.600%	1,975,000	1,611,088
CSC Holdings LLC
06/01/2024	5.250%	2,513,000	2,331,963
CSC Holdings LLC(a)
04/15/2027	5.500%	3,550,000	2,897,351
02/01/2028	5.375%	1,193,000	941,546
04/01/2028	7.500%	600,000	326,019
05/15/2028	11.250%	600,000	566,757
02/01/2029	6.500%	3,914,000	3,100,515
01/15/2030	5.750%	1,000,000	439,034
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2031	5.000%	5,000,000	2,167,934
DISH DBS Corp.
11/15/2024	5.875%	2,000,000	1,712,917
07/01/2026	7.750%	2,039,000	1,167,853
DISH Network Corp.(a)
11/15/2027	11.750%	1,925,000	1,850,952
Intelsat Jackson Holdings SA(a)
03/15/2030	6.500%	5,833,000	5,379,228
Sirius XM Radio, Inc.(a)
07/01/2029	5.500%	1,485,000	1,297,015
Time Warner Cable LLC
05/01/2037	6.550%	235,000	223,947
11/15/2040	5.875%	3,890,000	3,362,155
09/01/2041	5.500%	7,444,000	6,141,869
Viasat, Inc.(a)
09/15/2025	5.625%	1,425,000	1,369,559
04/15/2027	5.625%	1,415,000	1,333,860
VZ Secured Financing BV(a)
01/15/2032	5.000%	1,500,000	1,195,624
Ziggo BV(a)
01/15/2030	4.875%	500,000	416,349
Total			77,333,927
Chemicals 0.4%
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	400,000	337,584
Cabot Corp.
07/01/2029	4.000%	1,810,000	1,680,510
06/30/2032	5.000%	1,130,000	1,078,962
CF Industries, Inc.
03/15/2034	5.150%	3,125,000	2,964,149
06/01/2043	4.950%	1,700,000	1,420,955
Dow Chemical Co. (The)
11/15/2042	4.375%	173,000	144,997
Eastman Chemical Co.
03/08/2033	5.750%	3,705,000	3,693,955
Ecolab, Inc.
08/18/2055	2.750%	333,000	207,348
EIDP, Inc.
05/15/2026	4.500%	3,415,000	3,384,676
EverArc Escrow Sarl(a)
10/30/2029	5.000%	300,000	234,857
FMC Corp.
05/18/2026	5.150%	490,000	485,226
10/01/2049	4.500%	340,000	263,285
05/18/2053	6.375%	5,390,000	5,350,426
GC Treasury Center Co., Ltd.(a)
03/18/2031	2.980%	750,000	626,503

28	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Huntsman International LLC
06/15/2031	2.950%	2,375,000	1,897,248
Ingevity Corp.(a)
11/01/2028	3.875%	1,510,000	1,246,043
International Flavors & Fragrances, Inc.(a)
11/01/2030	2.300%	3,195,000	2,540,209
11/15/2040	3.268%	365,000	251,973
12/01/2050	3.468%	580,000	382,379
International Flavors & Fragrances, Inc.
09/26/2048	5.000%	3,340,000	2,771,271
LYB International Finance III LLC
05/01/2050	4.200%	1,505,000	1,122,762
04/01/2051	3.625%	180,000	122,955
LyondellBasell Industries NV
04/15/2024	5.750%	713,000	712,655
Mosaic Co. (The)
11/15/2033	5.450%	1,173,000	1,137,961
11/15/2043	5.625%	985,000	904,103
Nutrien Ltd.
11/07/2025	5.950%	496,000	505,596
03/27/2053	5.800%	394,000	387,432
OCI NV(a)
03/16/2033	6.700%	598,000	584,240
Olin Corp.
02/01/2030	5.000%	1,560,000	1,427,544
Sasol Financing USA LLC
03/27/2024	5.875%	600,000	591,264
Westlake Corp.
08/15/2051	3.125%	180,000	110,956
Total			38,570,024
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
05/15/2026	4.350%	5,405,000	5,377,420
CNH Industrial Capital LLC
05/23/2025	3.950%	5,880,000	5,725,252
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	5,359,000	4,600,948
John Deere Capital Corp.
01/20/2028	4.750%	1,208,000	1,220,921
04/18/2029	3.350%	230,000	216,501
OT Merger Corp.(a)
10/15/2029	7.875%	350,000	209,691
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	200,000	202,333
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Rentals North America, Inc.
01/15/2030	5.250%	3,000,000	2,843,435
02/15/2031	3.875%	1,664,000	1,428,445
Total			21,824,946
Consumer Cyclical Services 0.1%
ADT Security Corp. (The)(a)
08/01/2029	4.125%	1,645,000	1,412,880
Allied Universal Holdco LLC/Finance Corp.(a)
07/15/2026	6.625%	2,300,000	2,156,467
06/01/2029	6.000%	1,300,000	961,886
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	1,910,000	1,576,316
06/01/2028	4.625%	990,000	819,032
ANGI Group LLC(a)
08/15/2028	3.875%	1,820,000	1,483,317
Expedia Group, Inc.(a)
05/01/2025	6.250%	1,094,000	1,102,976
Match Group Holdings II LLC(a)
10/01/2031	3.625%	1,785,000	1,452,551
WASH Multifamily Acquisition, Inc.(a)
04/15/2026	5.750%	600,000	537,001
Total			11,502,426
Consumer Products 0.2%
Brunswick Corp.
09/15/2032	4.400%	915,000	790,864
Central Garden & Pet Co.
10/15/2030	4.125%	1,415,000	1,187,681
Energizer Holdings, Inc.(a)
03/31/2029	4.375%	1,335,000	1,143,027
Estee Lauder Companies, Inc. (The)
05/15/2028	4.375%	2,925,000	2,909,424
05/15/2033	4.650%	676,000	669,248
05/15/2053	5.150%	1,222,000	1,221,806
GSK Consumer Healthcare Capital US LLC
03/24/2029	3.375%	555,000	510,331
Kenvue, Inc.(a)
03/22/2028	5.050%	705,000	720,179
03/22/2033	4.900%	1,706,000	1,736,751
03/22/2043	5.100%	1,446,000	1,452,721
03/22/2053	5.050%	393,000	395,796
03/22/2063	5.200%	1,243,000	1,247,083
Mead Johnson Nutrition Co.
11/15/2025	4.125%	616,000	606,600
Newell Brands, Inc.
06/01/2025	4.875%	2,790,000	2,657,396
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	235,000	223,940

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	29

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spectrum Brands, Inc.(a)
07/15/2030	5.500%	643,000	588,865
SWF Escrow Issuer Corp.(a)
10/01/2029	6.500%	950,000	566,774
Tempur Sealy International, Inc.(a)
04/15/2029	4.000%	1,500,000	1,276,070
Whirlpool Corp.
03/01/2033	5.500%	4,130,000	4,131,041
Total			24,035,597
Diversified Manufacturing 0.1%
Amsted Industries, Inc.(a)
05/15/2030	4.625%	1,685,000	1,518,842
Chart Industries, Inc.(a)
01/01/2030	7.500%	475,000	479,908
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	890,000	882,883
General Electric Co.(b)
3-month USD LIBOR + 0.480% 08/15/2036	5.801%	5,380,000	4,689,037
Griffon Corp.
03/01/2028	5.750%	525,000	486,296
Honeywell International, Inc.
01/15/2034	4.500%	4,220,000	4,157,626
Kennametal, Inc.
06/15/2028	4.625%	1,205,000	1,162,585
Regal Rexnord Corp.(a)
02/15/2030	6.300%	404,000	403,529
04/15/2033	6.400%	404,000	399,431
Trane Technologies Financing Ltd.
03/03/2033	5.250%	585,000	595,091
Valmont Industries, Inc.
10/01/2054	5.250%	2,050,000	1,798,765
Total			16,573,993
Electric 2.7%
AEP Texas Central Co.(a)
10/01/2025	3.850%	1,828,000	1,757,414
AEP Texas Central Co.
02/15/2033	6.650%	1,385,000	1,498,345
AEP Transmission Co. LLC
08/15/2051	2.750%	1,095,000	697,882
AES Corp. (The)(a)
07/15/2025	3.300%	2,730,000	2,586,811
AES Corp. (The)
01/15/2026	1.375%	662,000	588,153
06/01/2028	5.450%	5,712,000	5,631,747
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Alabama Power Co.
12/01/2023	3.550%	964,000	954,183
10/01/2049	3.450%	673,000	491,588
Alliant Energy Finance LLC(a)
06/15/2023	3.750%	2,417,000	2,415,134
Ameren Corp.
02/15/2026	3.650%	590,000	566,921
Ameren Illinois Co.
06/01/2033	4.950%	4,485,000	4,495,185
American Electric Power Co., Inc.(d)
08/15/2025	1.300%	5,700,000	5,767,203
American Electric Power Co., Inc.(l)
02/15/2062	3.875%	3,891,000	3,124,966
American Electric Power Co., Inc.
Junior Subordinated
03/15/2024	2.031%	3,165,000	3,066,084
American Transmission Systems, Inc.(a)
01/15/2032	2.650%	2,893,000	2,401,060
09/01/2044	5.000%	749,000	696,683
Appalachian Power Co.
03/01/2049	4.500%	432,000	360,190
Arizona Public Service Co.
12/15/2032	6.350%	5,330,000	5,731,304
08/15/2048	4.200%	570,000	441,573
Avangrid, Inc.
04/15/2025	3.200%	1,614,000	1,544,558
06/01/2029	3.800%	3,845,000	3,566,173
Baltimore Gas and Electric Co.
06/01/2053	5.400%	4,002,000	4,008,144
Black Hills Corp.
11/30/2023	4.250%	286,000	283,353
10/15/2029	3.050%	488,000	424,022
05/01/2033	4.350%	241,000	216,648
Calpine Corp.(a)
02/15/2028	4.500%	2,500,000	2,275,354
03/15/2028	5.125%	575,000	515,612
02/01/2029	4.625%	2,000,000	1,690,472
02/01/2031	5.000%	4,045,000	3,260,066
Cleveland Electric Illuminating Co. (The)(a)
04/01/2028	3.500%	3,293,000	3,071,572
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	1,279,000	1,287,819
CMS Energy Corp.
02/15/2027	2.950%	80,000	74,479
CMS Energy Corp.(l)
06/01/2050	4.750%	2,514,000	2,208,308
12/01/2050	3.750%	386,000	293,824

30	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth Edison Co.
08/15/2047	3.750%	409,000	322,368
Connecticut Light and Power Co. (The)
01/15/2053	5.250%	937,000	940,824
Consolidated Edison Co. of New York, Inc.
03/01/2035	5.300%	171,000	172,740
06/15/2046	3.850%	1,310,000	1,018,090
06/15/2047	3.875%	1,640,000	1,283,186
12/01/2056	4.300%	308,000	245,254
Dominion Energy, Inc.(k),(l)
	4.350%	198,000	167,245
	4.650%	5,000,000	4,334,132
Dominion Energy, Inc.
08/15/2026	2.850%	750,000	697,989
11/15/2032	5.375%	1,551,000	1,556,699
DTE Electric Co.
04/01/2053	5.400%	366,000	372,241
DTE Energy Co.
10/01/2026	2.850%	10,155,000	9,440,002
Duke Energy Carolinas LLC
04/15/2031	2.550%	370,000	317,730
12/15/2041	4.250%	14,000	12,144
09/30/2042	4.000%	617,000	510,438
06/01/2045	3.750%	157,000	123,308
03/15/2046	3.875%	46,000	36,895
01/15/2053	5.350%	3,972,000	3,971,944
Duke Energy Corp.(k),(l)
	4.875%	213,000	204,818
Duke Energy Corp.
04/15/2024	3.750%	3,373,000	3,316,892
09/01/2026	2.650%	4,710,000	4,372,331
09/01/2046	3.750%	1,416,000	1,064,348
Duke Energy Florida LLC
12/15/2031	2.400%	1,234,000	1,022,017
11/15/2052	5.950%	739,000	801,737
Duke Energy Indiana LLC
10/01/2049	3.250%	436,000	308,041
04/01/2053	5.400%	676,000	672,505
Duke Energy Ohio, Inc.
06/01/2030	2.125%	430,000	358,258
06/15/2046	3.700%	3,050,000	2,287,328
04/01/2053	5.650%	307,000	312,877
Duke Energy Progress LLC
03/15/2033	5.250%	1,570,000	1,602,599
05/15/2042	4.100%	1,437,000	1,214,701
03/15/2043	4.100%	475,000	399,001
03/30/2044	4.375%	770,000	669,562
08/15/2045	4.200%	329,000	274,398
10/15/2046	3.700%	312,000	240,828
09/15/2047	3.600%	940,000	714,968
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duquesne Light Holdings, Inc.(a)
10/01/2030	2.532%	463,000	370,785
Edison International
08/15/2025	4.700%	7,795,000	7,662,768
Enel Finance America LLC(a)
10/14/2027	7.100%	276,000	293,935
Enel Finance International NV(a)
04/06/2028	3.500%	2,370,000	2,185,663
Entergy Arkansas LLC
01/15/2033	5.150%	480,000	484,865
04/01/2049	4.200%	941,000	782,862
06/15/2051	2.650%	212,000	131,487
06/15/2052	3.350%	317,000	224,101
Entergy Corp.
09/15/2025	0.900%	3,770,000	3,405,559
06/15/2030	2.800%	348,000	298,346
06/15/2031	2.400%	801,000	652,007
Entergy Louisiana LLC
10/01/2026	2.400%	2,409,000	2,224,727
Entergy Mississippi LLC
09/01/2033	5.000%	1,039,000	1,028,472
06/01/2049	3.850%	1,178,000	909,378
Entergy Texas, Inc.
03/30/2029	4.000%	348,000	333,877
Evergy Kansas Central, Inc.
03/15/2053	5.700%	1,315,000	1,327,206
Evergy Metro, Inc.
06/01/2030	2.250%	572,000	478,746
Eversource Energy
08/15/2025	0.800%	662,000	598,585
08/15/2026	1.400%	752,000	671,652
03/01/2027	2.900%	1,335,000	1,242,749
07/01/2027	4.600%	2,675,000	2,638,309
03/01/2028	5.450%	1,024,000	1,041,554
05/15/2033	5.125%	1,434,000	1,419,017
Exelon Corp.
03/15/2028	5.150%	1,648,000	1,661,720
03/15/2033	5.300%	2,000,000	2,013,755
04/15/2046	4.450%	1,050,000	885,190
FirstEnergy Transmission LLC(a)
09/15/2028	2.866%	3,224,000	2,884,807
Florida Power & Light Co.
05/15/2030	4.625%	677,000	670,223
05/15/2033	4.800%	474,000	473,986
12/04/2051	2.875%	359,000	243,463
Georgia Power Co.
09/15/2024	2.200%	848,000	812,056
05/16/2028	4.650%	575,000	569,124

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	31

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gulf Power Co.
10/01/2044	4.550%	1,350,000	1,179,882
Idaho Power Co.
03/15/2053	5.500%	501,000	513,690
Inkia Energy Ltd.(a)
11/09/2027	5.875%	330,000	312,469
Interstate Power and Light Co.
11/30/2051	3.100%	3,194,000	2,097,674
Interstate Power and Light, Co.
12/01/2024	3.250%	792,000	767,126
IPALCO Enterprises, Inc.
05/01/2030	4.250%	1,590,000	1,435,939
ITC Holdings Corp.(a),(d)
06/01/2033	5.400%	5,390,000	5,387,796
Jersey Central Power & Light Co.(a)
04/01/2024	4.700%	1,600,000	1,583,161
01/15/2026	4.300%	2,000,000	1,951,037
03/01/2032	2.750%	336,000	279,282
Jersey Central Power & Light Co.
06/01/2037	6.150%	1,985,000	2,092,468
Kansas City Power & Light Co.
08/15/2025	3.650%	665,000	641,527
Kentucky Utilities Co.
04/15/2033	5.450%	494,000	505,739
Louisville Gas and Electric Co.
04/15/2033	5.450%	494,000	504,428
Metropolitan Edison Co.(a)
01/15/2029	4.300%	1,928,000	1,846,566
Mississippi Power Co.
03/15/2042	4.250%	414,000	344,546
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	300,000	261,518
Monongahela Power Co.(a)
05/15/2027	3.550%	617,000	584,429
Narragansett Electric Co. (The)(a)
04/09/2030	3.395%	2,179,000	1,951,177
National Rural Utilities Cooperative Finance Corp.
02/07/2024	2.950%	3,765,000	3,694,099
03/15/2030	2.400%	1,347,000	1,146,663
06/15/2031	1.650%	930,000	729,913
04/15/2032	2.750%	1,233,000	1,035,402
12/15/2032	4.150%	309,000	289,247
01/15/2033	5.800%	864,000	911,992
National Rural Utilities Cooperative Finance Corp.(b)
3-month USD LIBOR + 2.910% 04/30/2043	8.209%	1,529,000	1,493,387
National Rural Utilities Cooperative Finance Corp.(l)
09/15/2053	7.125%	1,239,000	1,242,503
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
04/20/2046	5.250%	1,687,000	1,585,757
New England Power Co.(a)
10/06/2050	2.807%	3,670,000	2,335,922
NextEra Energy Capital Holdings, Inc.
09/01/2024	4.255%	1,137,000	1,119,976
03/01/2025	6.051%	4,242,000	4,290,707
01/15/2027	1.875%	1,155,000	1,038,550
01/15/2032	2.440%	600,000	488,782
02/28/2033	5.050%	736,000	728,875
NextEra Energy Capital Holdings, Inc.(l)
03/15/2082	3.800%	1,497,000	1,256,607
Northern States Power Co.
05/15/2053	5.100%	5,395,000	5,277,109
NRG Energy, Inc.(a)
12/02/2025	2.000%	560,000	500,704
12/02/2027	2.450%	2,420,000	2,051,470
02/15/2029	3.375%	542,000	446,787
06/15/2029	5.250%	2,025,000	1,827,168
02/15/2032	3.875%	975,000	758,086
NRG Energy, Inc.
01/15/2027	6.625%	954,000	952,566
NRG Energy, Inc.(a),(l)
12/31/2079	10.250%	600,000	568,448
NSTAR Electric Co.
08/15/2031	1.950%	524,000	423,981
Oncor Electric Delivery Co. LLC
09/15/2032	4.550%	1,238,000	1,213,161
Pacific Gas and Electric Co.
06/08/2025	4.950%	3,650,000	3,588,344
07/01/2030	4.550%	5,735,000	5,226,193
04/15/2042	4.450%	562,000	419,269
03/15/2045	4.300%	948,000	676,141
PacifiCorp
03/15/2051	3.300%	680,000	483,475
12/01/2053	5.350%	904,000	895,832
05/15/2054	5.500%	5,128,000	5,175,790
PECO Energy Co.
05/15/2052	4.600%	2,500,000	2,268,241
Pennsylvania Electric Co.(a)
03/30/2026	5.150%	1,618,000	1,607,240
03/15/2028	3.250%	1,990,000	1,831,517
PPL Electric Utilities Corp.
05/15/2053	5.250%	1,342,000	1,348,830
Public Service Co. of Colorado
04/01/2053	5.250%	3,548,000	3,511,665
Public Service Co. of New Hampshire
01/15/2053	5.150%	425,000	422,693

32	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Public Service Electric and Gas Co.
03/01/2046	3.800%	109,000	87,225
03/15/2053	5.125%	235,000	232,862
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	642,000	584,139
11/15/2027	5.850%	895,000	925,210
08/15/2030	1.600%	466,000	368,253
11/15/2031	2.450%	2,062,000	1,675,599
Puget Energy, Inc.
03/15/2032	4.224%	660,000	599,927
South Carolina Electric & Gas Co.
05/15/2033	5.300%	676,000	686,440
Southern California Edison Co.
03/01/2028	5.300%	3,740,000	3,808,255
12/01/2053	5.875%	4,240,000	4,312,996
Southern Co. (The)
07/01/2036	4.250%	595,000	531,599
Southern Co. (The)(l)
01/15/2051	4.000%	1,166,000	1,088,305
09/15/2051	3.750%	1,122,000	955,585
Junior Subordinated
08/01/2027	5.113%	932,000	929,236
Southwestern Electric Power Co.
03/15/2026	1.650%	1,096,000	996,010
10/01/2026	2.750%	6,450,000	5,961,112
04/01/2033	5.300%	700,000	694,491
Tampa Electric Co.
05/15/2044	4.350%	434,000	366,653
Toledo Edison Co. (The)
05/15/2037	6.150%	951,000	1,002,323
Tucson Electric Power Co.
12/01/2048	4.850%	259,000	230,776
06/15/2050	4.000%	2,690,000	2,091,895
Union Electric Co.
03/15/2053	5.450%	369,000	371,433
Virginia Electric & Power Co.
03/15/2027	3.500%	1,446,000	1,384,120
09/15/2047	3.800%	942,000	729,403
Virginia Electric and Power Co.
04/01/2053	5.450%	955,000	936,572
Vistra Corp.(a),(k),(l)
	7.000%	425,000	374,174
	8.000%	4,650,000	4,346,658
Vistra Operations Co. LLC(a)
07/15/2024	3.550%	2,505,000	2,422,299
05/13/2025	5.125%	5,190,000	5,067,039
02/15/2027	5.625%	2,950,000	2,839,311
07/31/2027	5.000%	2,000,000	1,879,647
05/01/2029	4.375%	3,130,000	2,738,353
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vistra Operations Co., LLC(a)
01/30/2027	3.700%	885,000	819,122
WEC Energy Group, Inc.
09/27/2025	5.000%	304,000	304,244
10/01/2027	5.150%	426,000	429,933
10/15/2027	1.375%	1,094,000	942,398
12/15/2028	2.200%	746,000	649,080
Wisconsin Electric Power Co.
06/15/2028	1.700%	680,000	590,778
Wisconsin Public Service Corp.
12/01/2042	3.671%	814,000	634,164
Total			298,665,407
Environmental 0.1%
Clean Harbors, Inc.(a)
02/01/2031	6.375%	175,000	175,388
Republic Services, Inc.
04/01/2034	5.000%	1,763,000	1,765,668
Waste Connections, Inc.
02/01/2030	2.600%	404,000	351,271
04/01/2050	3.050%	885,000	598,093
Waste Management, Inc.
02/15/2030	4.625%	4,438,000	4,422,506
02/15/2033	4.625%	831,000	821,419
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,650,000	1,518,408
Total			9,652,753
Finance Companies 0.8%
AerCap Ireland Capital DAC/Global Aviation Trust
02/15/2024	3.150%	3,225,000	3,156,971
10/01/2025	4.450%	1,889,000	1,820,977
10/29/2026	2.450%	445,000	396,985
10/29/2028	3.000%	5,655,000	4,902,553
01/30/2032	3.300%	2,913,000	2,363,748
Air Lease Corp.
03/01/2025	3.250%	2,500,000	2,382,611
07/01/2025	3.375%	2,750,000	2,608,603
01/15/2026	2.875%	2,075,000	1,928,668
08/15/2026	1.875%	2,285,000	2,019,051
12/01/2027	3.625%	465,000	424,089
Aircastle Ltd.(a)
01/26/2028	2.850%	3,335,000	2,850,187
Ares Capital Corp.
03/01/2025	4.250%	210,000	200,173
06/15/2028	2.875%	3,285,000	2,736,386
Aviation Capital Group LLC(a)
12/15/2024	5.500%	1,030,000	1,010,125
09/20/2026	1.950%	744,000	645,398
04/15/2028	6.250%	1,306,000	1,308,864

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	33

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avolon Holdings Funding Ltd.(a)
07/01/2024	3.950%	750,000	726,660
02/15/2025	2.875%	2,905,000	2,712,245
02/21/2026	2.125%	1,033,000	908,171
05/01/2026	4.375%	842,000	779,356
11/18/2027	2.528%	4,243,000	3,497,582
Bain Capital Specialty Finance, Inc.
10/13/2026	2.550%	3,250,000	2,767,234
Barings BDC, Inc.
11/23/2026	3.300%	1,230,000	1,078,949
Blackstone Private Credit Fund
12/15/2026	2.625%	8,155,000	6,951,236
Blackstone Secured Lending Fund
09/30/2028	2.850%	2,850,000	2,328,171
FirstCash, Inc.(a)
01/01/2030	5.625%	1,500,000	1,361,768
FS KKR Capital Corp.
10/12/2028	3.125%	2,650,000	2,163,014
GATX, Corp.
09/15/2033	5.450%	1,530,000	1,507,358
Golub Capital BDC, Inc.
08/24/2026	2.500%	4,625,000	3,979,019
Hercules Capital, Inc.
01/20/2027	3.375%	3,675,000	3,123,228
Main Street Capital Corp.
07/14/2026	3.000%	4,095,000	3,595,557
Morgan Stanley Direct Lending Fund
02/11/2027	4.500%	2,530,000	2,346,114
Navient Corp.
03/15/2027	5.000%	1,555,000	1,352,977
Owl Rock Capital Corp.
07/22/2025	3.750%	1,075,000	992,758
01/15/2026	4.250%	1,370,000	1,267,056
OWL Rock Core Income Corp.
03/21/2025	5.500%	950,000	920,764
OWL Rock Core Income Corp.(a)
09/16/2027	7.750%	2,113,000	2,120,134
Owl Rock Technology Finance Corp.(a)
12/15/2025	4.750%	6,475,000	5,864,860
Park Aerospace Holdings Ltd.(a)
02/15/2024	5.500%	379,000	374,912
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	1,490,000	1,171,907
SMBC Aviation Capital Finance DAC(a)
10/15/2026	1.900%	1,206,000	1,063,279
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Springleaf Finance Corp.
03/15/2024	6.125%	2,600,000	2,538,565
Total			88,248,263
Food and Beverage 0.7%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	1,186,000	1,161,697
02/01/2046	4.900%	10,101,000	9,588,928
Anheuser-Busch InBev Worldwide, Inc.
01/23/2039	5.450%	840,000	872,469
B&G Foods, Inc.
04/01/2025	5.250%	2,200,000	2,073,884
Bacardi Ltd.(a)
05/15/2048	5.300%	1,060,000	957,983
Cargill Inc.(a)
11/10/2031	2.125%	1,346,000	1,096,936
Cargill, Inc.(a)
04/22/2025	3.500%	2,449,000	2,389,261
06/24/2026	4.500%	2,000,000	1,986,968
04/23/2030	2.125%	750,000	633,348
02/02/2031	1.700%	826,000	658,854
Coca-Cola Europacific Partners PLC(a)
05/03/2024	0.800%	6,295,000	6,027,527
Constellation Brands, Inc.
12/01/2025	4.750%	578,000	574,045
JBS SA/Food Co./Finance, Inc.(a)
05/15/2032	3.000%	3,255,000	2,480,037
JBS USA LUX SA/Food Co./Finance, Inc.(a)
02/01/2028	5.125%	2,025,000	1,949,240
02/02/2029	3.000%	1,955,000	1,647,308
12/01/2031	3.750%	3,055,000	2,494,032
12/01/2052	6.500%	5,270,000	4,756,201
Kraft Heinz Foods Co.
01/26/2039	6.875%	796,000	892,250
10/01/2039	4.625%	2,029,000	1,812,059
02/09/2040	6.500%	1,215,000	1,296,887
06/04/2042	5.000%	3,000,000	2,788,878
06/01/2046	4.375%	1,445,000	1,215,315
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	1,205,000	1,138,368
Mars, Inc.(a)
04/01/2039	3.875%	1,040,000	884,097
07/16/2040	2.375%	964,000	658,528
Molson Coors Brewing Co.
07/15/2046	4.200%	415,000	334,648
Nestle Holdings, Inc.(a)
10/01/2027	4.125%	1,167,000	1,152,590
09/15/2030	1.250%	1,147,000	921,192
09/24/2038	3.900%	950,000	864,842

34	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pilgrim’s Pride Corp.
04/15/2031	4.250%	2,000,000	1,714,118
03/01/2032	3.500%	3,000,000	2,396,468
07/01/2033	6.250%	625,000	609,011
Post Holdings, Inc.(a)
03/01/2027	5.750%	2,676,000	2,626,169
12/15/2029	5.500%	2,210,000	2,056,418
04/15/2030	4.625%	2,684,000	2,349,389
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	1,610,000	1,384,723
Smithfield Foods, Inc.(a)
02/01/2027	4.250%	2,500,000	2,353,737
10/15/2030	3.000%	2,020,000	1,588,653
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	1,615,000	1,368,336
Viterra Finance BV(a)
04/21/2026	2.000%	1,125,000	999,832
Total			74,755,226
Foreign Agencies 0.0%
PT Bank Mandiri Persero Tbk(a)
04/11/2024	3.750%	850,000	833,716
Gaming 0.3%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	1,375,000	1,185,676
02/15/2030	7.000%	950,000	953,195
Colt Merger Sub, Inc.(a)
07/01/2025	6.250%	175,000	174,604
GLP Capital LP/Financing II, Inc.
06/01/2025	5.250%	540,000	528,564
04/15/2026	5.375%	3,840,000	3,734,987
01/15/2029	5.300%	765,000	731,257
01/15/2030	4.000%	3,500,000	3,052,650
01/15/2031	4.000%	240,000	206,253
01/15/2032	3.250%	48,000	38,894
Golden Entertainment, Inc.(a)
04/15/2026	7.625%	1,720,000	1,721,139
International Game Technology PLC(a)
02/15/2025	6.500%	975,000	982,478
01/15/2027	6.250%	400,000	397,671
MGM Resorts International
05/01/2025	6.750%	1,150,000	1,154,632
09/01/2026	4.625%	188,000	177,564
04/15/2027	5.500%	1,500,000	1,436,286
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	2,110,000	1,703,668
Premier Entertainment Sub LLC/Finance Corp.(a)
09/01/2031	5.875%	2,825,000	1,940,186
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.(a)
07/01/2025	8.625%	1,225,000	1,253,612
VICI Properties LP
02/15/2030	4.950%	70,000	65,361
05/15/2032	5.125%	3,579,000	3,338,969
05/15/2052	5.625%	1,325,000	1,168,079
VICI Properties LP/Note Co., Inc.(a)
06/15/2025	4.625%	220,000	212,310
09/01/2026	4.500%	2,740,000	2,593,225
02/01/2027	5.750%	820,000	808,956
02/15/2027	3.750%	2,000,000	1,853,441
01/15/2028	4.500%	146,000	135,346
02/15/2029	3.875%	1,370,000	1,213,463
08/15/2030	4.125%	464,000	408,345
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	1,000,000	895,000
Total			34,065,811
Health Care 1.3%
Abbott Laboratories
11/30/2046	4.900%	205,000	204,326
Barnabas Health, Inc.
07/01/2028	4.000%	3,200,000	2,945,152
Becton Dickinson and Co.
12/15/2024	3.734%	44,000	43,030
02/13/2028	4.693%	1,459,000	1,455,938
08/22/2032	4.298%	2,913,000	2,768,791
05/15/2044	4.875%	1,555,000	1,361,048
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	1,000,000	813,759
Cigna Corp.
03/01/2027	3.400%	2,190,000	2,081,322
08/15/2038	4.800%	429,000	402,539
07/15/2046	4.800%	2,070,000	1,848,978
03/15/2051	3.400%	1,215,000	867,732
CommonSpirit Health
10/01/2025	1.547%	3,000,000	2,751,087
10/01/2030	2.782%	1,485,000	1,257,070
11/01/2042	4.350%	500,000	425,582
CVS Health Corp.
07/20/2025	3.875%	1,002,000	980,506
02/21/2030	5.125%	3,805,000	3,796,523
09/15/2031	2.125%	903,000	725,590
02/21/2033	5.250%	328,000	328,891
07/20/2035	4.875%	720,000	684,735
03/25/2038	4.780%	8,665,000	8,017,694
04/01/2040	4.125%	1,899,000	1,580,705
08/21/2040	2.700%	996,000	687,478
07/20/2045	5.125%	659,000	600,465
03/25/2048	5.050%	7,240,000	6,536,065

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	35

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.(d)
06/01/2033	5.300%	1,026,000	1,028,249
06/01/2053	5.875%	4,689,000	4,721,635
06/01/2063	6.000%	777,000	779,775
DaVita, Inc.(a)
06/01/2030	4.625%	2,495,000	2,140,374
02/15/2031	3.750%	405,000	321,125
Dentsply Sirona, Inc.
06/01/2030	3.250%	1,347,000	1,176,237
Duke University Health System, Inc.
06/01/2047	3.920%	875,000	726,246
Embecta Corp.(a)
02/15/2030	5.000%	1,500,000	1,258,596
Fresenius Medical Care US Finance III, Inc.(a)
12/01/2026	1.875%	3,564,000	3,104,256
GE Healthcare Holding LLC(a)
11/15/2024	5.550%	5,095,000	5,092,562
HCA, Inc.
02/01/2025	5.375%	2,900,000	2,880,644
04/15/2025	5.250%	1,659,000	1,646,386
06/15/2025	7.690%	750,000	776,455
06/15/2026	5.250%	3,135,000	3,112,368
02/15/2027	4.500%	679,000	662,111
12/01/2027	7.050%	10,000	10,541
06/15/2029	4.125%	3,850,000	3,578,265
09/01/2030	3.500%	3,874,000	3,419,188
07/15/2031	2.375%	1,580,000	1,265,525
06/01/2033	5.500%	1,024,000	1,022,236
06/15/2047	5.500%	2,515,000	2,305,145
06/15/2049	5.250%	3,225,000	2,842,109
07/15/2051	3.500%	1,697,000	1,144,358
06/01/2053	5.900%	1,014,000	975,593
HCA, Inc.(a)
03/15/2027	3.125%	687,000	635,937
03/15/2032	3.625%	1,605,000	1,396,321
IQVIA, Inc.(a)
05/15/2028	5.700%	9,285,000	9,351,896
Laboratory Corp. of America Holdings
11/01/2023	4.000%	330,000	327,312
09/01/2024	3.250%	2,561,000	2,488,288
Legacy LifePoint Health LLC(a)
02/15/2027	4.375%	1,575,000	1,186,046
Mayo Clinic
11/15/2052	4.128%	750,000	631,707
McKesson Corp.
02/15/2026	5.250%	1,088,000	1,088,895
08/15/2026	1.300%	1,820,000	1,619,886
Medtronic Global Holdings SCA
03/30/2033	4.500%	2,424,000	2,390,619
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	4,630,000	3,900,747
ModivCare Escrow Issuer, Inc.(a)
10/01/2029	5.000%	2,800,000	2,128,504
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	4,030,000	3,482,033
10/01/2029	5.250%	2,475,000	2,126,467
New York and Presbyterian Hospital (The)
08/01/2116	4.763%	785,000	657,480
08/01/2119	3.954%	305,000	217,695
NYU Langone Hospitals
07/01/2043	5.750%	705,000	740,008
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(a)
12/01/2026	9.750%	2,875,000	2,154,181
Tenet Healthcare Corp.
07/15/2024	4.625%	535,000	535,129
11/01/2027	5.125%	1,450,000	1,384,646
10/01/2028	6.125%	3,225,000	3,056,870
06/01/2029	4.250%	1,960,000	1,759,983
01/15/2030	4.375%	1,300,000	1,158,370
Texas Health Resources
11/15/2055	4.330%	700,000	598,125
Universal Health Services, Inc.
09/01/2026	1.650%	2,485,000	2,186,519
10/15/2030	2.650%	2,485,000	2,012,860
Total			138,371,509
Healthcare Insurance 0.4%
Aetna, Inc.
06/15/2036	6.625%	624,000	686,083
Centene Corp.
12/15/2027	4.250%	4,010,000	3,768,898
07/15/2028	2.450%	3,832,000	3,291,335
12/15/2029	4.625%	850,000	787,803
10/15/2030	3.000%	8,031,000	6,717,474
08/01/2031	2.625%	625,000	500,158
Elevance Health, Inc.
02/08/2026	4.900%	596,000	592,155
Health Care Service Corp., a Mutual Legal Reserve Co.(a)
06/01/2025	1.500%	577,000	531,965
Humana, Inc.
02/03/2027	1.350%	901,000	790,645
Molina Healthcare, Inc.(a)
11/15/2030	3.875%	1,500,000	1,286,463
UnitedHealth Group, Inc.
05/15/2032	4.200%	1,374,000	1,323,893
08/15/2039	3.500%	617,000	513,458
05/15/2040	2.750%	366,000	270,308
05/15/2041	3.050%	190,000	145,656
07/15/2045	4.750%	443,000	416,613

36	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
10/15/2047	3.750%	473,000	379,366
05/15/2051	3.250%	3,750,000	2,737,371
02/15/2053	5.875%	625,000	683,791
04/15/2053	5.050%	10,458,000	10,262,787
02/15/2063	6.050%	562,000	622,771
04/15/2063	5.200%	3,953,000	3,870,440
Wellpoint, Inc.
08/15/2024	3.500%	1,928,000	1,884,668
Total			42,064,101
Healthcare REIT 0.2%
Diversified Healthcare Trust
06/15/2025	9.750%	1,537,000	1,488,441
03/01/2031	4.375%	1,500,000	1,074,254
Healthcare Realty Holdings LP
01/15/2028	3.625%	435,000	390,609
03/15/2030	2.400%	995,000	788,529
03/15/2031	2.050%	400,000	299,410
Healthcare Trust of America Holdings LP
02/15/2030	3.100%	1,246,000	1,068,671
03/15/2031	2.000%	3,185,000	2,445,586
Healthpeak OP LLC
12/15/2032	5.250%	6,826,000	6,662,711
MPT Operating Partnership LP/Finance Corp.
03/15/2031	3.500%	1,850,000	1,248,703
Omega Healthcare Investors, Inc.
01/15/2025	4.500%	975,000	936,707
Physicians Realty LP
03/15/2027	4.300%	380,000	360,126
01/15/2028	3.950%	77,000	70,840
11/01/2031	2.625%	1,750,000	1,365,885
Sabra Health Care LP
12/01/2031	3.200%	574,000	423,710
Senior Housing Properties Trust
05/01/2024	4.750%	1,100,000	1,003,193
Ventas Realty LP
09/30/2043	5.700%	225,000	210,901
Welltower, Inc.
06/01/2031	2.800%	8,255,000	6,820,940
Total			26,659,216
Home Construction 0.2%
Ashton Woods USA LLC/Finance Co.(a)
01/15/2028	6.625%	1,700,000	1,595,556
Brookfield Residential Properties, Inc./US Corp.(a)
09/15/2027	6.250%	1,560,000	1,396,086
02/15/2030	4.875%	2,575,000	1,944,386
Century Communities, Inc.
06/01/2027	6.750%	2,375,000	2,372,709
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Empire Communities Corp.(a)
12/15/2025	7.000%	4,225,000	3,866,067
KB Home
06/15/2031	4.000%	1,075,000	917,922
M/I Homes, Inc.
02/01/2028	4.950%	675,000	630,121
Mattamy Group Corp.(a)
03/01/2030	4.625%	4,500,000	3,873,695
MDC Holdings, Inc.
08/06/2061	3.966%	3,540,000	2,080,983
Meritage Homes Corp.
06/06/2027	5.125%	2,000,000	1,909,171
PulteGroup, Inc.
03/01/2026	5.500%	737,000	739,572
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	2,000,000	1,939,990
08/01/2030	5.125%	664,000	617,432
Total			23,883,690
Independent Energy 0.6%
Aker BP ASA(a)
01/15/2026	2.875%	2,875,000	2,689,094
01/15/2030	3.750%	300,000	267,640
Antero Resources Corp.(a)
02/01/2029	7.625%	600,000	610,710
03/01/2030	5.375%	920,000	846,052
Apache Corp.
09/01/2040	5.100%	3,060,000	2,525,330
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
11/01/2026	7.000%	600,000	574,571
11/01/2027	9.000%	150,000	185,617
12/31/2028	8.250%	2,500,000	2,416,325
Canadian Natural Resources Ltd.
06/30/2033	6.450%	730,000	754,931
Chesapeake Energy Corp.(a)
02/01/2026	5.500%	2,000,000	1,947,461
ConocoPhillips Co.
03/15/2042	3.758%	1,928,000	1,597,986
05/15/2053	5.300%	4,489,000	4,477,856
Continental Resources, Inc.
06/01/2024	3.800%	1,683,000	1,648,726
Coterra Energy, Inc.
05/15/2027	3.900%	1,552,000	1,471,388
Devon Energy Corp.
09/15/2024	5.250%	78,000	77,728
07/15/2041	5.600%	1,875,000	1,740,331

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	37

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diamondback Energy, Inc.
12/01/2026	3.250%	1,905,000	1,817,056
03/24/2031	3.125%	3,565,000	3,044,366
03/15/2033	6.250%	2,091,000	2,171,369
03/15/2052	4.250%	1,449,000	1,095,223
03/15/2053	6.250%	536,000	538,526
Encana Corp.
11/01/2031	7.375%	716,000	764,904
08/15/2034	6.500%	420,000	422,139
Energean Israel Finance Ltd.(a)
03/30/2024	4.500%	850,000	829,518
03/30/2026	4.875%	1,321,000	1,216,088
03/30/2028	5.375%	2,637,000	2,354,956
Hilcorp Energy I LP/Finance Co.(a)
04/15/2030	6.000%	825,000	745,420
02/01/2031	6.000%	1,560,000	1,388,103
04/15/2032	6.250%	2,350,000	2,108,539
Lundin Energy Finance BV(a)
07/15/2026	2.000%	7,625,000	6,867,540
07/15/2031	3.100%	1,575,000	1,310,763
Occidental Petroleum Corp.
07/15/2027	8.500%	213,000	233,303
09/01/2030	6.625%	513,000	534,698
Occidental Petroleum Corp.(g)
10/10/2036	0.000%	364,000	192,152
Ovintiv, Inc.
05/15/2028	5.650%	5,513,000	5,486,477
07/15/2033	6.250%	1,729,000	1,713,871
07/15/2053	7.100%	645,000	649,409
Pioneer Natural Resources Co.
03/29/2026	5.100%	3,350,000	3,350,181
Santos Finance Ltd.(a)
04/29/2031	3.649%	652,000	542,444
Southwestern Energy Co.
02/01/2032	4.750%	1,550,000	1,341,212
Total			64,550,003
Integrated Energy 0.2%
BP Capital Markets America, Inc.
09/11/2033	4.893%	7,560,000	7,510,533
06/04/2051	2.939%	1,396,000	932,163
BP Capital Markets PLC(k),(l)
	4.375%	5,000,000	4,801,428
	4.875%	825,000	753,858
Cenovus Energy, Inc.
06/15/2047	5.400%	711,000	638,285
02/15/2052	3.750%	3,750,000	2,597,846
Chevron Corp.
05/11/2050	3.078%	1,540,000	1,134,918
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exxon Mobil Corp.
04/15/2051	3.452%	2,735,000	2,099,729
Reliance Industries Ltd.(a)
01/12/2032	2.875%	1,450,000	1,216,623
01/12/2052	3.625%	1,300,000	922,551
Total Capital International SA
06/29/2041	2.986%	560,000	423,515
Total			23,031,449
Leisure 0.0%
AMC Entertainment Holdings, Inc.(a),(m)
06/15/2026	12.000%	570,233	362,758
Royal Caribbean Cruises Ltd.(a)
01/15/2029	9.250%	750,000	797,834
01/15/2030	7.250%	300,000	302,751
Total			1,463,343
Life Insurance 1.1%
AIG Global Funding(a)
09/22/2025	0.900%	3,545,000	3,195,830
Athene Global Funding(a)
06/29/2026	1.608%	2,930,000	2,524,407
03/08/2027	3.205%	1,430,000	1,290,123
03/24/2028	2.500%	1,620,000	1,355,595
08/19/2028	1.985%	4,380,000	3,521,828
01/07/2029	2.717%	320,000	264,247
Athene Holding Ltd.
02/01/2033	6.650%	1,865,000	1,878,023
Brighthouse Financial Global Funding(a)
01/13/2025	1.750%	3,210,000	3,007,351
Brighthouse Financial, Inc.(a)
12/15/2023	1.200%	4,580,000	4,471,429
CNO Global Funding(a)
01/06/2029	2.650%	5,235,000	4,451,692
Corebridge Financial, Inc.(a)
04/05/2032	3.900%	1,461,000	1,262,238
Corebridge Financial, Inc.(a),(l)
12/15/2052	6.875%	3,405,000	3,101,862
CoreBridge Financial, Inc.(a)
04/05/2029	3.850%	2,215,000	1,993,553
Equitable Financial Life Global Funding(a)
12/02/2025	5.500%	4,165,000	4,156,902
Equitable Holdings, Inc.
01/11/2033	5.594%	1,935,000	1,896,400
F&G Annuities & Life, Inc.(a)
01/13/2028	7.400%	1,770,000	1,775,889

38	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
F&G Global Funding(a)
07/07/2025	5.150%	4,475,000	4,371,376
09/20/2028	2.000%	2,745,000	2,298,336
Five Corners Funding Trust III(a)
02/15/2033	5.791%	3,515,000	3,564,454
GA Global Funding Trust(a)
12/08/2023	1.250%	2,260,000	2,182,762
01/06/2027	2.250%	5,780,000	5,156,888
Great-West Lifeco US Finance 2020 LP(a)
08/12/2025	0.904%	4,190,000	3,794,437
Hill City Funding Trust(a)
08/15/2041	4.046%	2,750,000	1,843,297
Jackson Financial, Inc.
11/23/2051	4.000%	1,720,000	1,119,285
Jackson National Life Global Funding(a)
01/12/2025	1.750%	4,800,000	4,461,779
04/12/2028	5.250%	1,200,000	1,157,034
Lincoln National Corp.
06/15/2040	7.000%	930,000	951,228
Metropolitan Life Global Funding I(a)
08/25/2029	4.300%	4,965,000	4,778,518
03/28/2033	5.150%	3,056,000	3,048,156
New York Life Global Funding(a)
01/09/2028	4.850%	2,745,000	2,757,706
08/01/2031	1.850%	3,755,000	2,997,588
01/28/2033	4.550%	1,717,000	1,670,665
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	2,545,000	1,933,638
Northwestern Mutual Global Funding(a)
06/01/2028	1.700%	1,265,000	1,099,769
Pine Street Trust II(a)
02/15/2049	5.568%	1,890,000	1,661,783
Principal Financial Group, Inc.
03/15/2053	5.500%	232,000	216,793
Protective Life Global Funding(a)
01/13/2025	1.646%	4,430,000	4,153,251
07/06/2027	4.714%	5,445,000	5,331,211
Prudential Financial, Inc.(l)
03/01/2053	6.750%	2,205,000	2,210,843
Reliance Standard Life Global Funding II(a)
09/19/2023	3.850%	1,465,000	1,452,459
05/07/2025	2.750%	4,340,000	4,095,757
RGA Global Funding(a)
01/18/2029	2.700%	3,655,000	3,161,976
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	2,040,000	1,851,038
05/15/2047	4.270%	4,785,000	3,957,834
05/15/2050	3.300%	3,980,000	2,737,917
Total			120,165,147
Lodging 0.0%
Marriott International, Inc.
10/15/2032	3.500%	3,400,000	2,929,840
Media and Entertainment 0.5%
Diamond Sports Group LLC/Finance Co.(a),(n)
08/15/2026	0.000%	9,733,000	403,956
Discovery Communications LLC
05/15/2049	5.300%	1,063,000	844,546
09/15/2055	4.000%	1,298,000	822,338
Gray Television, Inc.(a)
07/15/2026	5.875%	900,000	775,498
05/15/2027	7.000%	1,460,000	1,205,553
Interpublic Group of Companies, Inc. (The)
04/15/2024	4.200%	333,000	328,309
Meta Platforms, Inc.
08/15/2027	3.500%	773,000	742,682
05/15/2028	4.600%	2,945,000	2,943,221
05/15/2033	4.950%	641,000	639,210
08/15/2052	4.450%	3,741,000	3,161,499
05/15/2053	5.600%	5,242,000	5,241,337
08/15/2062	4.650%	266,000	225,952
05/15/2063	5.750%	2,790,000	2,777,783
Prosus NV(a)
01/19/2052	4.987%	2,505,000	1,756,126
Take-Two Interactive Software, Inc.
03/28/2028	4.950%	7,495,000	7,443,979
Viacom, Inc.
03/15/2043	4.375%	1,296,000	898,340
09/01/2043	5.850%	983,000	821,669
04/01/2044	5.250%	161,000	122,713
ViacomCBS, Inc.
01/15/2031	4.950%	1,468,000	1,316,119
05/19/2032	4.200%	574,000	480,263
05/19/2050	4.950%	1,464,000	1,087,109
Walt Disney Co. (The)
03/15/2033	6.550%	1,000,000	1,120,678
Warnermedia Holdings, Inc.
03/15/2027	3.755%	2,401,000	2,249,031
03/15/2032	4.279%	30,000	26,223
03/15/2042	5.050%	6,975,000	5,643,477
03/15/2052	5.141%	17,256,000	13,476,318
Total			56,553,929

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	39

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.3%
Anglo American Capital PLC(a)
03/17/2028	2.250%	530,000	456,745
05/02/2033	5.500%	1,299,000	1,266,986
BHP Billiton Finance USA Ltd.
02/28/2033	4.900%	1,869,000	1,876,312
Cleveland-Cliffs, Inc.(a)
04/15/2030	6.750%	1,295,000	1,223,533
First Quantum Minerals Ltd.(a)
04/01/2025	7.500%	2,200,000	2,196,163
Freeport-McMoRan, Inc.
11/14/2034	5.400%	5,000,000	4,795,126
Glencore Funding LLC(a)
03/12/2024	4.125%	1,375,000	1,354,457
Hecla Mining Co.
02/15/2028	7.250%	675,000	665,438
Kinross Gold Corp.
07/15/2027	4.500%	1,239,000	1,207,450
Newmont Corp.
10/01/2030	2.250%	3,215,000	2,666,464
Northern Star Resources Ltd.(a)
04/11/2033	6.125%	2,543,000	2,488,472
Novelis Corp.(a)
01/30/2030	4.750%	1,390,000	1,233,641
Nucor Corp.
05/23/2027	4.300%	690,000	676,765
05/01/2028	3.950%	1,500,000	1,437,222
Rain CII Carbon LLC/Corp.(a)
04/01/2025	7.250%	1,805,000	1,754,162
Rio Tinto Finance USA PLC
03/09/2033	5.000%	1,181,000	1,195,019
03/09/2053	5.125%	1,270,000	1,261,698
Southern Copper Corp.
04/23/2025	3.875%	600,000	585,072
Steel Dynamics, Inc.
06/15/2025	2.400%	491,000	461,171
10/15/2027	1.650%	747,000	641,976
01/15/2031	3.250%	1,510,000	1,311,662
Teck Resources Ltd.
08/15/2040	6.000%	669,000	648,999
Total			31,404,533
Midstream 1.0%
AmeriGas Partners LP/Finance Corp.
08/20/2026	5.875%	2,300,000	2,139,881
Colonial Enterprises, Inc.(a)
05/15/2030	3.250%	3,505,000	3,121,902
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	2,290,000	2,206,315
Crestwood Midstream Partners LP/Finance Corp.(a)
05/01/2027	5.625%	1,375,000	1,300,344
DT Midstream, Inc.(a)
06/15/2031	4.375%	1,600,000	1,346,762
EIG Pearl Holdings Sarl(a)
08/31/2036	3.545%	900,000	766,266
Enbridge, Inc.
03/08/2033	5.700%	7,196,000	7,316,033
Enbridge, Inc.(l)
07/15/2080	5.750%	1,213,000	1,093,067
01/15/2083	7.625%	1,056,000	1,064,314
Energy Transfer LP
02/15/2033	5.750%	873,000	877,206
Energy Transfer Operating LP
01/15/2024	5.875%	2,481,000	2,481,439
04/15/2047	5.300%	2,079,000	1,762,217
05/15/2050	5.000%	3,530,000	2,891,576
Energy Transfer Partners LP
03/15/2035	4.900%	134,000	122,565
06/15/2038	5.800%	646,000	612,867
10/01/2043	5.950%	280,000	257,901
03/15/2045	5.150%	2,220,000	1,863,989
06/15/2048	6.000%	173,000	158,852
Energy Transfer Partners LP/Regency Finance Corp.
11/01/2023	4.500%	2,409,000	2,394,841
EnLink Midstream LLC(a)
09/01/2030	6.500%	1,325,000	1,317,096
Enterprise Products Operating LLC
02/15/2024	3.900%	500,000	493,845
05/15/2046	4.900%	1,400,000	1,261,285
01/31/2060	3.950%	712,000	532,590
Enterprise Products Operating LLC(b)
3-month USD LIBOR + 2.986% 08/16/2077	8.304%	324,000	312,222
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	758,470	646,173
09/30/2040	2.940%	427,433	344,886
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	975,000	1,002,395
02/23/2042	6.510%	975,000	1,018,436
Kinder Morgan Energy Partners LP
09/01/2024	4.250%	482,000	473,909
03/15/2032	7.750%	635,000	708,547
09/01/2039	6.500%	1,000,000	1,023,625
Kinder Morgan, Inc.
06/01/2045	5.550%	578,000	524,606

40	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Magellan Midstream Partners LP
09/15/2046	4.250%	320,000	232,151
MPLX LP
12/01/2024	4.875%	325,000	321,424
06/01/2025	4.875%	200,000	197,718
03/01/2026	1.750%	335,000	305,461
03/15/2028	4.000%	2,434,000	2,312,494
03/01/2047	5.200%	1,552,000	1,336,683
02/15/2049	5.500%	921,000	820,347
NGPL PipeCo LLC(a)
08/15/2027	4.875%	412,000	394,370
Northern Natural Gas Co.(a)
10/16/2051	3.400%	496,000	339,874
ONEOK Partners LP
02/01/2041	6.125%	274,000	263,758
09/15/2043	6.200%	721,000	705,567
ONEOK, Inc.
01/15/2026	5.850%	504,000	509,472
07/13/2047	4.950%	2,050,000	1,665,679
03/15/2050	4.500%	6,830,000	5,164,189
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	1,807,000	1,775,896
12/15/2029	3.550%	465,000	412,029
09/15/2030	3.800%	650,000	577,232
06/01/2042	5.150%	2,185,000	1,790,163
02/15/2045	4.900%	395,000	312,716
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	2,435,000	2,180,002
05/15/2030	4.800%	1,500,000	1,300,420
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	2,472,000	2,443,123
03/15/2028	4.200%	177,000	168,697
05/15/2030	4.500%	1,735,000	1,641,246
Southern Natural Gas Co. LLC
02/15/2031	7.350%	2,910,000	3,091,836
Sunoco Logistics Partners Operations LP
04/01/2044	5.300%	1,239,000	1,044,999
05/15/2045	5.350%	25,000	21,315
10/01/2047	5.400%	4,041,000	3,462,977
Tallgrass Energy Partners LP/Finance Corp.(a)
10/01/2025	7.500%	1,875,000	1,876,836
01/15/2028	5.500%	142,000	128,009
Targa Resources Corp.
02/01/2033	4.200%	617,000	545,600
04/15/2052	4.950%	472,000	375,278
07/01/2052	6.250%	383,000	362,069
02/15/2053	6.500%	5,230,000	5,124,569
Targa Resources Partners LP/Finance Corp.
02/01/2031	4.875%	825,000	760,078
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TMS Issuer Sarl(a)
08/23/2032	5.780%	1,030,000	1,070,225
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%	242,000	215,753
03/15/2048	4.600%	4,875,000	4,085,744
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	1,500,000	1,306,665
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	750,000	654,281
08/15/2031	4.125%	3,250,000	2,797,212
Western Gas Partners LP
03/01/2048	5.300%	2,930,000	2,393,037
Williams Companies, Inc. (The)
01/15/2025	3.900%	1,050,000	1,024,922
09/15/2025	4.000%	2,327,000	2,261,215
Williams Companies., Inc. (The)
03/02/2026	5.400%	3,250,000	3,277,016
Williams Partners LP
03/04/2024	4.300%	2,787,000	2,756,144
03/04/2044	5.400%	263,000	241,080
Total			109,485,523
Natural Gas 0.4%
Boston Gas Co.(a)
08/01/2027	3.150%	1,472,000	1,350,576
CenterPoint Energy Resources Corp.
03/01/2028	5.250%	1,565,000	1,590,984
03/01/2033	5.400%	5,215,000	5,297,656
KeySpan Corp.
11/15/2030	8.000%	670,000	750,662
KeySpan Gas East Corp.(a)
03/06/2033	5.994%	4,625,000	4,688,154
NiSource, Inc.
02/15/2031	1.700%	605,000	474,241
NiSource, Inc.(d)
06/30/2033	5.400%	4,520,000	4,535,561
ONE Gas, Inc.
03/11/2024	1.100%	696,000	672,144
Sempra Energy
04/01/2029	3.700%	1,875,000	1,720,075
Sempra Energy(l)
04/01/2052	4.125%	5,768,000	4,663,934
South Jersey Industries, Inc.
Junior Subordinated
04/15/2031	5.020%	1,422,000	1,202,608
Southern California Gas Co.
06/01/2053	5.750%	5,400,000	5,484,163

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	41

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Southern Co. Gas Capital Corp.
09/15/2032	5.150%	5,715,000	5,705,088
03/15/2041	5.875%	1,940,000	1,969,437
05/30/2047	4.400%	443,000	364,537
Southwest Gas Corp.
08/15/2051	3.180%	2,930,000	1,875,573
Washington Gas Light Co.
09/15/2049	3.650%	587,000	437,101
Total			42,782,494
Office REIT 0.1%
Alexandria Real Estate Equities, Inc.
03/15/2052	3.550%	174,000	117,095
04/15/2053	5.150%	169,000	148,873
Hudson Pacific Properties LP
11/01/2027	3.950%	3,340,000	2,447,186
02/15/2028	5.950%	4,650,000	3,662,438
04/01/2029	4.650%	310,000	221,384
01/15/2030	3.250%	1,205,000	772,185
Kilroy Realty LP
11/15/2033	2.650%	1,875,000	1,241,145
Office Properties Income Trust
02/01/2027	2.400%	1,455,000	914,221
10/15/2031	3.450%	3,195,000	1,526,183
Piedmont Operating Partnership LP
08/15/2030	3.150%	1,675,000	1,234,774
04/01/2032	2.750%	2,339,000	1,587,496
Total			13,872,980
Oil Field Services 0.1%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	300,000	278,166
Schlumberger Holdings Corp.(a)
05/17/2028	3.900%	2,053,000	1,947,197
Schlumberger Investment SA
05/15/2033	4.850%	1,547,000	1,531,687
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	905,937	890,806
Venture Global LNG, Inc.(a)
06/01/2031	8.375%	1,235,000	1,241,852
Total			5,889,708
Other Financial Institutions 0.2%
Five Point Operating Co. LP/Capital Corp.(a)
11/15/2025	7.875%	2,350,000	2,081,947
Greystar Real Estate Partners LLC(a)
12/01/2025	5.750%	2,175,000	2,091,718
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Greystone Commercial Capital Trust(a),(b),(h),(j)
1-month USD LIBOR + 2.270% 05/31/2025	7.218%	9,200,000	8,464,000
Howard Hughes Corp. (The)(a)
08/01/2028	5.375%	500,000	445,420
02/01/2031	4.375%	750,000	598,484
Icahn Enterprises LP/Finance Corp.
12/15/2025	6.375%	350,000	315,757
05/15/2026	6.250%	900,000	788,015
05/15/2027	5.250%	1,242,000	1,024,010
LeasePlan Corp NV(a)
10/24/2024	2.875%	3,440,000	3,283,976
Nationstar Mortgage Holdings Inc.(a)
08/15/2028	5.500%	1,050,000	908,584
Nationstar Mortgage Holdings, Inc.(a)
12/15/2030	5.125%	800,000	648,548
ORIX Corp.
12/04/2024	3.250%	1,560,000	1,505,920
09/13/2032	5.200%	165,000	167,879
Total			22,324,258
Other Industry 0.1%
AECOM
03/15/2027	5.125%	710,000	685,014
Gohl Capital Ltd.(a)
01/24/2027	4.250%	1,050,000	986,929
Massachusetts Institute of Technology
07/01/2114	4.678%	1,768,000	1,615,674
07/01/2116	3.885%	1,850,000	1,416,199
Northwestern University
12/01/2057	3.662%	1,350,000	1,070,468
PowerTeam Services LLC(a)
12/04/2025	9.033%	594,000	511,206
President and Fellows of Harvard College
07/15/2046	3.150%	3,031,000	2,340,643
07/15/2056	3.300%	2,230,000	1,694,934
Trustees of the University of Pennsylvania (The)
09/01/2112	4.674%	1,620,000	1,444,176
University of Southern California
10/01/2039	3.028%	4,525,000	3,653,953
Total			15,419,196
Other REIT 0.2%
American Assets Trust LP
02/01/2031	3.375%	3,115,000	2,441,547
CubeSmart LP
12/15/2028	2.250%	2,544,000	2,176,337

42	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Extra Space Storage LP
04/01/2029	3.900%	563,000	519,657
03/15/2032	2.350%	3,369,000	2,640,666
Host Hotels & Resorts LP
06/15/2025	4.000%	1,050,000	1,014,900
02/01/2026	4.500%	520,000	506,563
Ladder Capital Finance Holdings LLLP/Corp.(a)
06/15/2029	4.750%	1,745,000	1,364,239
Life Storage LP
12/15/2027	3.875%	160,000	150,386
06/15/2029	4.000%	570,000	527,145
10/15/2030	2.200%	936,000	753,866
10/15/2031	2.400%	670,000	533,285
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
06/01/2025	7.500%	2,150,000	2,152,295
Prologis LP
06/15/2053	5.250%	498,000	485,299
Rexford Industrial Realty LP
09/01/2031	2.150%	1,092,000	851,966
WP Carey, Inc.
04/01/2033	2.250%	4,080,000	3,053,673
XHR LP(a)
06/01/2029	4.875%	405,000	346,842
Total			19,518,666
Packaging 0.2%
Amcor Flexibles North America, Inc.
05/17/2025	4.000%	2,085,000	2,025,799
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2027	5.250%	3,000,000	2,517,788
Ball Corp.
03/15/2026	4.875%	600,000	586,231
06/15/2029	6.000%	1,800,000	1,802,382
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	1,680,000	1,628,888
Berry Global, Inc.
01/15/2026	1.570%	3,405,000	3,087,431
01/15/2027	1.650%	1,163,000	1,007,352
Pactiv Evergreen Group Issuer LLC/Inc.(a)
10/15/2028	4.375%	2,500,000	2,176,396
Reynolds Group Issuer, Inc./LLC(a)
10/15/2027	4.000%	650,000	572,699
Sealed Air Corp.(a)
10/15/2026	1.573%	857,000	746,065
02/01/2028	6.125%	225,000	222,908
04/15/2029	5.000%	1,555,000	1,451,241
Silgan Holdings, Inc.
02/01/2028	4.125%	845,000	772,972
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trivium Packaging Finance BV(a)
08/15/2027	8.500%	280,000	263,839
Total			18,861,991
Paper 0.0%
Cascades, Inc./USA(a)
01/15/2028	5.375%	1,315,000	1,232,558
Celulosa Arauco y Constitucion SA
11/02/2027	3.875%	700,000	646,774
Celulosa Arauco y Constitucion SA(a)
04/30/2029	4.250%	500,000	451,913
Inversiones CMPC SA(a)
04/04/2027	4.375%	600,000	580,244
Suzano Austria GmbH
01/15/2029	6.000%	275,000	272,075
01/15/2030	5.000%	825,000	769,385
01/15/2031	3.750%	1,000,000	848,613
Weyerhaeuser Co.
05/15/2026	4.750%	481,000	477,644
Total			5,279,206
Pharmaceuticals 1.1%
AbbVie, Inc.
11/21/2026	2.950%	838,000	790,579
03/15/2035	4.550%	4,650,000	4,416,033
05/14/2035	4.500%	2,175,000	2,063,374
05/14/2036	4.300%	1,926,000	1,773,190
11/21/2039	4.050%	7,280,000	6,243,526
10/01/2042	4.625%	1,000,000	892,222
11/06/2042	4.400%	1,143,000	1,003,152
05/14/2045	4.700%	2,329,000	2,095,799
05/14/2046	4.450%	511,000	440,510
11/21/2049	4.250%	3,160,000	2,676,114
Amgen, Inc.
03/02/2033	5.250%	4,001,000	4,014,152
03/02/2043	5.600%	11,399,000	11,294,205
01/15/2052	3.000%	4,360,000	2,852,412
03/02/2053	5.650%	4,811,000	4,806,670
09/01/2053	2.770%	890,000	542,987
03/02/2063	5.750%	1,057,000	1,051,686
Astrazeneca Finance LLC
03/03/2030	4.900%	5,972,000	6,065,255
Bausch Health Companies, Inc.(a)
01/30/2028	5.000%	1,100,000	489,426
02/15/2029	5.000%	100,000	44,442
02/15/2029	6.250%	3,475,000	1,554,537
01/30/2030	5.250%	1,200,000	522,015
02/15/2031	5.250%	1,200,000	510,022

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	43

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bayer US Finance II LLC(a)
12/15/2025	4.250%	1,445,000	1,402,604
12/15/2028	4.375%	5,945,000	5,705,480
07/15/2034	4.200%	229,000	204,910
06/25/2038	4.625%	1,515,000	1,333,605
07/15/2044	4.400%	2,799,000	2,227,181
06/25/2048	4.875%	3,505,000	3,063,691
Bayer US Finance LLC(a)
10/08/2024	3.375%	520,000	505,578
Bristol Myers Squibb Co.
06/15/2039	4.125%	1,346,000	1,218,055
03/15/2052	3.700%	317,000	253,383
Bristol-Myers Squibb Co.
08/15/2025	3.875%	74,000	72,012
05/15/2044	4.625%	555,000	520,183
11/15/2047	4.350%	2,060,000	1,834,001
CSL Finance PLC(a)
04/27/2029	4.050%	926,000	886,467
04/27/2032	4.250%	432,000	411,559
04/27/2052	4.750%	945,000	861,986
04/27/2062	4.950%	402,000	368,373
Eli Lilly & Co.
02/27/2053	4.875%	1,945,000	1,958,796
02/27/2063	4.950%	710,000	705,393
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	1,732,000	1,468,446
Jazz Securities DAC(a)
01/15/2029	4.375%	963,000	861,296
Johnson & Johnson
03/03/2037	3.625%	2,280,000	2,067,379
01/15/2038	3.400%	2,790,000	2,447,412
Kevlar SpA(a)
09/01/2029	6.500%	2,300,000	1,940,520
Merck & Co., Inc.
05/17/2033	4.500%	717,000	715,089
05/17/2044	4.900%	694,000	690,099
05/17/2053	5.000%	4,087,000	4,114,357
05/17/2063	5.150%	1,027,000	1,036,467
Mylan NV
06/15/2046	5.250%	1,472,000	1,128,187
Mylan, Inc.
04/15/2048	5.200%	4,263,000	3,213,811
Organon Finance 1 LLC(a)
04/30/2028	4.125%	1,550,000	1,380,570
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%	3,382,000	3,395,333
05/19/2043	5.110%	403,000	400,416
05/19/2053	5.300%	5,014,000	5,161,927
05/19/2063	5.340%	705,000	705,590
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Roche Holdings, Inc.(a)
12/13/2051	2.607%	840,000	558,663
Royalty Pharma PLC
09/02/2025	1.200%	385,000	348,086
09/02/2027	1.750%	489,000	421,947
09/02/2030	2.200%	2,243,000	1,807,617
Shire Acquisitions Investments Ireland DAC
09/23/2023	2.875%	1,050,000	1,040,530
Viatris, Inc.
06/22/2030	2.700%	1,117,000	896,508
06/22/2040	3.850%	6,447,000	4,331,270
06/22/2050	4.000%	2,401,000	1,536,750
Total			121,343,835
Property & Casualty 0.6%
Alleghany Corp.
05/15/2030	3.625%	707,000	663,185
09/15/2044	4.900%	38,000	35,433
08/15/2051	3.250%	1,259,000	883,852
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	300,000	280,113
Allstate Corp. (The)
03/30/2033	5.250%	991,000	990,073
American International Group, Inc.
04/01/2026	3.900%	165,000	159,862
03/27/2033	5.125%	1,364,000	1,335,033
Aon Corp./Global Holdings PLC
12/02/2031	2.600%	4,495,000	3,728,238
Arch Capital Finance LLC
12/15/2046	5.031%	970,000	859,156
Arthur J. Gallagher & Co.
03/09/2052	3.050%	6,725,000	4,249,322
03/02/2053	5.750%	1,613,000	1,604,936
Assurant, Inc.
09/27/2023	4.200%	386,000	383,865
02/22/2030	3.700%	1,174,000	1,024,344
Berkshire Hathaway Finance Corp.
03/15/2052	3.850%	994,000	810,632
Berkshire Hathaway, Inc.
03/15/2026	3.125%	4,674,000	4,539,830
Chubb INA Holdings, Inc.
09/15/2030	1.375%	1,054,000	839,926
CNA Financial Corp.
08/15/2027	3.450%	3,828,000	3,595,048
Fairfax Financial Holdings Ltd.
03/03/2031	3.375%	6,300,000	5,323,605

44	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	800,000	829,325
07/15/2048	7.200%	1,290,000	1,321,758
Farmers Exchange Capital II(a),(l)
Subordinated
11/01/2053	6.151%	2,700,000	2,625,653
Farmers Insurance Exchange(a)
05/01/2024	8.625%	1,165,000	1,190,411
Hartford Financial Services Group Inc. (The)(a),(b)
3-month USD LIBOR + 2.125% 02/12/2047	7.446%	2,265,000	1,880,397
Hartford Financial Services Group, Inc. (The)
10/15/2036	5.950%	283,000	291,581
Intact Financial Corp.(a)
09/22/2032	5.459%	2,573,000	2,569,481
Liberty Mutual Group, Inc.(a)
06/15/2023	4.250%	275,000	274,864
10/15/2050	3.951%	2,080,000	1,497,923
06/15/2052	5.500%	588,000	546,987
Markel Corp.
05/20/2049	5.000%	5,095,000	4,548,008
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	7.156%	5,725,000	5,699,548
Old Republic International Corp.
06/11/2051	3.850%	1,403,000	984,387
PartnerRe Finance B LLC(l)
10/01/2050	4.500%	2,243,000	1,865,720
RenaissanceRe Holdings Ltd.(d)
06/05/2033	5.750%	711,000	708,917
Travelers Companies., Inc. (The)
05/25/2053	5.450%	3,260,000	3,341,275
Trustage Financial Group, Inc.(a)
04/15/2032	4.625%	2,135,000	1,861,708
Willis North America, Inc.
09/15/2029	2.950%	2,000,000	1,725,012
WR Berkley Corp.
05/12/2050	4.000%	1,480,000	1,145,006
Total			66,214,414
Railroads 0.1%
Burlington Northern Santa Fe LLC
03/15/2043	4.450%	360,000	324,857
09/01/2043	5.150%	897,000	884,048
09/01/2044	4.550%	264,000	240,249
04/01/2045	4.150%	228,000	196,458
08/01/2046	3.900%	1,163,000	958,623
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
06/15/2048	4.050%	152,000	128,266
Canadian Pacific Railway Co.
05/01/2050	3.500%	3,280,000	2,469,804
CSX Corp.
05/30/2042	4.750%	482,000	443,735
08/01/2054	4.500%	231,000	199,246
Norfolk Southern Corp.
05/15/2121	4.100%	372,000	254,786
Union Pacific Corp.
10/01/2051	3.799%	876,000	708,539
02/01/2055	3.875%	280,000	223,796
08/15/2059	3.950%	201,000	160,075
03/20/2060	3.839%	738,000	574,007
01/20/2063	5.150%	491,000	482,507
02/05/2070	3.750%	175,000	131,013
Total			8,380,009
Refining 0.1%
Marathon Petroleum Corp.
12/15/2026	5.125%	578,000	576,982
03/01/2041	6.500%	136,000	138,378
09/15/2054	5.000%	266,000	213,775
Phillips 66
12/01/2027	4.950%	3,910,000	3,904,557
Phillips 66 Co.
02/15/2045	4.680%	1,300,000	1,102,812
Valero Energy Corp.
12/01/2031	2.800%	3,235,000	2,668,463
Total			8,604,967
Restaurants 0.0%
Brinker International, Inc.(a)
10/01/2024	5.000%	1,850,000	1,821,706
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2029	4.625%	1,500,000	1,303,855
01/15/2030	6.750%	705,000	572,110
McDonald’s Corp.
09/01/2049	3.625%	910,000	699,335
Total			4,397,006
Retail REIT 0.1%
Brixmor Operating Partnership LP
08/16/2031	2.500%	915,000	713,895
Kimco Realty Corp.
02/01/2033	4.600%	3,780,000	3,500,426
Kite Realty Group LP
10/01/2026	4.000%	320,000	292,211

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	45

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Realty Income Corp.
06/01/2026	4.875%	664,000	659,436
08/15/2027	3.950%	193,000	184,861
12/15/2028	4.700%	1,095,000	1,069,305
Total			6,420,134
Retailers 0.4%
Amazon.com, Inc.
12/01/2027	4.550%	1,107,000	1,116,197
05/12/2031	2.100%	1,485,000	1,255,574
05/12/2041	2.875%	1,777,000	1,355,797
04/13/2062	4.100%	799,000	676,143
Asbury Automotive Group, Inc.
03/01/2030	4.750%	1,535,000	1,349,262
AutoNation, Inc.
11/15/2024	3.500%	2,185,000	2,110,414
10/01/2025	4.500%	2,465,000	2,397,223
AutoZone, Inc.
04/21/2026	3.125%	415,000	394,592
01/15/2031	1.650%	1,175,000	926,837
02/01/2033	4.750%	1,499,000	1,454,551
Dick’s Sporting Goods, Inc.
01/15/2052	4.100%	2,690,000	1,796,659
Gap Inc. (The)(a)
10/01/2029	3.625%	1,550,000	1,095,167
Hanesbrands, Inc.(a)
05/15/2026	4.875%	1,475,000	1,374,031
Kontoor Brands, Inc.(a)
11/15/2029	4.125%	475,000	397,736
L Brands, Inc.
07/01/2036	6.750%	1,495,000	1,332,069
Lowe’s Companies, Inc.
04/01/2052	4.250%	944,000	753,987
07/01/2053	5.750%	730,000	723,337
04/01/2062	4.450%	539,000	423,385
04/01/2063	5.850%	555,000	539,667
Macy’s Retail Holdings LLC
12/15/2034	4.500%	1,600,000	1,105,578
Magic MergeCo, Inc.(a)
05/01/2029	7.875%	1,400,000	864,765
Rent-A-Center, Inc.(a)
02/15/2029	6.375%	300,000	265,003
Sally Holdings LLC/Capital, Inc.
12/01/2025	5.625%	2,000,000	1,971,819
Sonic Automotive Inc.(a)
11/15/2031	4.875%	1,620,000	1,288,809
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Target Corp.
09/15/2032	4.500%	803,000	792,323
01/15/2033	4.400%	2,090,000	2,037,222
01/15/2052	2.950%	526,000	365,069
01/15/2053	4.800%	1,935,000	1,819,130
Tractor Supply Co.
11/01/2030	1.750%	3,885,000	3,064,572
05/15/2033	5.250%	1,275,000	1,268,015
Walgreens Boots Alliance Inc.
11/17/2023	0.950%	5,730,000	5,607,007
Walmart, Inc.
04/15/2030	4.000%	1,766,000	1,732,895
04/15/2033	4.100%	883,000	864,984
04/15/2053	4.500%	2,695,000	2,581,065
Total			47,100,884
Supermarkets 0.0%
Ahold Finance U.S.A. LLC
05/01/2029	6.875%	1,800,000	1,956,247
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2029	3.500%	1,520,000	1,322,707
C&S Group Enterprises LLC(a)
12/15/2028	5.000%	2,700,000	2,121,022
Total			5,399,976
Supranational 0.1%
Inter-American Development Bank
10/15/2025	6.800%	2,500,000	2,623,553
07/15/2027	6.750%	4,000,000	4,343,693
International Bank for Reconstruction & Development(g)
09/17/2030	0.000%	1,550,000	1,141,116
Total			8,108,362
Technology 1.7%
Advanced Micro Devices, Inc.
06/01/2032	3.924%	1,784,000	1,700,403
06/01/2052	4.393%	2,361,000	2,134,167
Apple, Inc.
05/10/2030	4.150%	348,000	347,706
05/10/2033	4.300%	845,000	847,304
05/11/2050	2.650%	5,095,000	3,506,394
08/05/2061	2.850%	560,000	374,069
08/08/2062	4.100%	351,000	304,015
Avnet, Inc.
03/15/2028	6.250%	7,263,000	7,334,694
06/01/2032	5.500%	2,876,000	2,718,492
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	1,500,000	1,347,775
Boxer Parent Co., Inc.(a)
03/01/2026	9.125%	2,500,000	2,458,968

46	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Broadcom, Inc.
10/15/2024	3.625%	320,000	312,248
Broadcom, Inc.(a)
04/15/2029	4.000%	2,765,000	2,569,844
04/15/2034	3.469%	1,400,000	1,141,171
11/15/2035	3.137%	5,511,000	4,199,683
11/15/2036	3.187%	6,720,000	5,031,740
05/15/2037	4.926%	4,155,000	3,725,834
CDW LLC/Finance Corp.
05/01/2025	4.125%	2,500,000	2,414,716
12/01/2028	3.276%	5,270,000	4,578,496
CommScope, Inc.(a)
09/01/2029	4.750%	2,500,000	1,967,930
Corning, Inc.
11/15/2079	5.450%	438,000	387,315
DXC Technology Co.
09/15/2028	2.375%	5,845,000	4,897,654
Equifax, Inc.
06/01/2028	5.100%	6,798,000	6,701,243
Fidelity National Information Services, Inc.
03/01/2041	3.100%	2,890,000	1,982,192
Fiserv, Inc.
07/01/2024	2.750%	699,000	678,371
03/02/2033	5.600%	5,455,000	5,588,537
Flex Ltd.
01/15/2028	6.000%	2,560,000	2,605,402
Global Payments, Inc.
11/15/2024	1.500%	3,215,000	3,029,174
03/01/2026	1.200%	2,536,000	2,260,974
08/15/2052	5.950%	3,440,000	3,202,087
Hewlett Packard Enterprise Co.
10/01/2024	5.900%	6,930,000	6,960,980
HP, Inc.
06/17/2031	2.650%	909,000	734,334
Infor, Inc.(a)
07/15/2023	1.450%	2,020,000	2,008,441
Intel Corp.
08/05/2027	3.750%	749,000	724,645
02/10/2030	5.125%	1,202,000	1,216,539
08/12/2041	2.800%	1,687,000	1,179,543
08/12/2061	3.200%	671,000	426,089
02/10/2063	5.900%	1,545,000	1,538,584
International Business Machines Corp.
07/27/2027	4.150%	1,118,000	1,098,649
02/06/2028	4.500%	3,585,000	3,553,443
05/15/2029	3.500%	928,000	866,668
KLA Corp.
07/15/2062	5.250%	895,000	877,834
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kyndryl Holdings, Inc.
10/15/2026	2.050%	1,596,000	1,364,894
10/15/2028	2.700%	794,000	652,827
10/15/2031	3.150%	721,000	529,333
Leidos, Inc.
02/15/2031	2.300%	845,000	660,605
Marvell Technology, Inc.
06/22/2023	4.200%	3,740,000	3,735,220
Microchip Technology, Inc.
09/01/2023	2.670%	5,040,000	4,993,133
02/15/2024	0.972%	345,000	333,055
Micron Technology, Inc.
11/01/2029	6.750%	5,040,000	5,259,318
09/15/2033	5.875%	2,080,000	2,046,604
Microsoft Corp.
03/17/2052	2.921%	2,813,000	2,081,234
03/17/2062	3.041%	4,290,000	3,113,628
NCR Corp.(a)
04/15/2029	5.125%	1,650,000	1,439,549
10/01/2030	5.250%	325,000	278,355
NetApp, Inc.
06/22/2025	1.875%	1,845,000	1,719,658
NXP BV/Funding LLC
03/01/2026	5.350%	1,056,000	1,055,472
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	342,000	304,064
11/30/2051	3.250%	600,000	388,883
Open Text Corp.(a)
12/01/2027	6.900%	650,000	664,046
Open Text Holdings, Inc.(a)
12/01/2031	4.125%	1,645,000	1,351,308
Oracle Corp.
11/15/2027	3.250%	2,409,000	2,247,193
03/25/2028	2.300%	903,000	799,029
11/09/2029	6.150%	997,000	1,050,534
03/25/2031	2.875%	1,620,000	1,377,540
11/09/2032	6.250%	3,200,000	3,383,693
11/15/2037	3.800%	3,892,000	3,165,490
03/25/2041	3.650%	2,929,000	2,209,939
04/01/2050	3.600%	6,281,000	4,334,427
03/25/2051	3.950%	4,048,000	2,963,657
11/09/2052	6.900%	677,000	736,638
02/06/2053	5.550%	1,928,000	1,801,347
PayPal Holdings, Inc.
10/01/2026	2.650%	964,000	905,433
10/01/2029	2.850%	204,000	181,666
06/01/2030	2.300%	1,435,000	1,219,685
06/01/2062	5.250%	3,394,000	3,181,246
Qorvo, Inc.(a)
12/15/2024	1.750%	1,200,000	1,121,446

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	47

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
QUALCOMM, Inc.
05/20/2053	6.000%	2,378,000	2,574,952
S&P Global, Inc.
03/01/2029	2.700%	1,348,000	1,218,274
08/15/2030	1.250%	592,000	469,794
03/01/2032	2.900%	1,169,000	1,017,068
03/01/2052	3.700%	1,380,000	1,113,211
Seagate HDD(a)
12/01/2032	9.625%	776,475	848,365
Seagate HDD Cayman
03/01/2024	4.875%	2,305,000	2,302,108
Sensata Technologies, Inc.(a)
02/15/2031	3.750%	955,000	809,546
TD SYNNEX Corp.
08/09/2026	1.750%	314,000	272,531
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	1,550,000	1,545,713
Tencent Holdings Ltd.(a)
04/22/2051	3.840%	2,760,000	2,038,811
Texas Instruments, Inc.
08/16/2032	3.650%	696,000	650,053
03/14/2033	4.900%	1,143,000	1,171,790
03/14/2053	5.000%	4,003,000	3,988,212
05/18/2063	5.050%	2,676,000	2,616,909
VMware, Inc.
08/15/2026	1.400%	1,441,000	1,275,643
Western Union Co. (The)
06/09/2023	4.250%	3,050,000	3,048,523
03/15/2026	1.350%	140,000	124,347
Total			191,270,346
Tobacco 0.5%
Altria Group, Inc.
05/06/2030	3.400%	1,280,000	1,130,957
02/04/2041	3.400%	3,910,000	2,679,639
09/16/2046	3.875%	308,000	214,070
02/04/2051	3.700%	1,017,000	658,925
BAT Capital Corp.
08/15/2027	3.557%	1,548,000	1,422,617
03/25/2028	2.259%	1,930,000	1,657,437
03/25/2031	2.726%	1,790,000	1,428,814
08/15/2037	4.390%	742,000	586,177
09/25/2040	3.734%	562,000	391,940
08/15/2047	4.540%	5,800,000	4,159,822
09/06/2049	4.758%	309,000	228,474
03/16/2052	5.650%	2,530,000	2,166,419
BAT International Finance PLC
03/16/2028	4.448%	8,000,000	7,591,117
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Imperial Brands Finance PLC(a)
07/26/2024	3.125%	2,000,000	1,929,706
07/21/2025	4.250%	2,000,000	1,930,967
Philip Morris International, Inc.
02/15/2030	5.125%	8,995,000	8,898,807
02/15/2033	5.375%	3,427,000	3,407,005
Reynolds American, Inc.
06/12/2025	4.450%	1,325,000	1,295,251
08/04/2041	7.000%	1,127,000	1,127,091
09/15/2043	6.150%	501,000	476,895
08/15/2045	5.850%	4,327,000	3,780,670
Vector Group Ltd.(a)
02/01/2029	5.750%	3,250,000	2,823,696
Total			49,986,496
Transportation Services 0.4%
Element Fleet Management Corp.(a)
06/15/2025	3.850%	2,795,000	2,666,852
ERAC USA Finance LLC(a)
11/01/2025	3.800%	2,500,000	2,396,122
12/01/2026	3.300%	3,435,000	3,233,372
03/15/2042	5.625%	1,689,000	1,693,924
11/01/2046	4.200%	1,041,000	867,341
05/01/2053	5.400%	2,853,000	2,804,593
FedEx Corp. Pass-Through Trust
Series 2020-1 Class AA
02/20/2034	1.875%	638,477	521,791
Penske Truck Leasing Co. LP/Finance Corp.(a)
11/15/2025	1.200%	842,000	751,935
05/01/2028	5.550%	3,740,000	3,698,127
06/15/2030	6.200%	3,749,000	3,769,759
Penske Truck Leasing Co. LP/PTL Finance Corp.(a)
06/15/2026	1.700%	1,236,000	1,100,968
Penske Truck Leasing Co., LP/Finance Corp.(a)
08/01/2023	4.125%	5,245,000	5,229,416
07/15/2025	4.000%	905,000	871,406
Ryder System, Inc.
03/01/2028	5.650%	3,625,000	3,658,805
06/01/2028	5.250%	5,010,000	4,934,791
Triton Container International Ltd.(a)
04/15/2026	2.050%	617,000	543,270
06/15/2031	3.150%	558,000	432,368
TTX Co.(a)
01/15/2025	3.600%	1,620,000	1,578,071
12/01/2052	5.650%	415,000	434,279
XPO, Inc.(a)
06/01/2028	6.250%	575,000	566,377
06/01/2031	7.125%	275,000	272,443
Total			42,026,010

48	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Treasury 0.1%
Romanian Government International Bond(a)
02/17/2028	6.625%	400,000	410,576
05/25/2034	6.000%	5,488,000	5,393,888
Total			5,804,464
Wireless 0.8%
American Tower Corp.
02/15/2024	5.000%	665,000	660,879
03/15/2027	3.650%	684,000	646,629
07/15/2028	5.250%	5,225,000	5,221,452
04/15/2031	2.700%	1,445,000	1,202,575
09/15/2031	2.300%	477,000	380,770
03/15/2033	5.650%	4,176,000	4,244,941
07/15/2033	5.550%	6,009,000	6,041,738
Crown Castle International Corp.
07/15/2026	1.050%	401,000	352,700
03/15/2027	2.900%	684,000	631,779
07/01/2030	3.300%	179,000	158,104
04/01/2031	2.100%	368,000	296,238
07/15/2031	2.500%	238,000	196,519
04/01/2041	2.900%	1,652,000	1,139,442
Crown Castle, Inc.
09/01/2028	4.800%	434,000	426,947
05/01/2033	5.100%	3,195,000	3,146,227
Digicel Group 0.5 Ltd.(a),(m)
04/01/2025	8.000%	103,826	45,519
Digicel Holdings Bermuda Ltd./International Finance Ltd.(a)
05/25/2024	8.750%	700,000	642,059
Digicel International Finance Ltd./Holdings(a),(m)
12/31/2025	13.000%	860,640	576,846
Digicel International Finance Ltd./Holdings(a)
Subordinated
12/31/2026	8.000%	500,000	106,939
Digicel International Finance Ltd./Holdings Bermuda Ltd.(a)
05/25/2024	8.750%	2,425,000	2,231,261
Digicel Ltd.(a)
06/01/2023	6.750%	1,300,000	260,000
Millicom International Cellular SA(a)
04/27/2031	4.500%	500,000	374,300
Sprint Capital Corp.
11/15/2028	6.875%	1,766,000	1,890,795
03/15/2032	8.750%	1,100,000	1,335,634
Sprint Corp.
09/15/2023	7.875%	3,000,000	3,013,062
06/15/2024	7.125%	5,225,000	5,279,234
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2025	4.738%	4,487,500	4,438,962
03/20/2028	5.152%	8,275,000	8,197,895
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile US, Inc.
02/15/2026	2.250%	99,000	91,776
04/15/2027	3.750%	3,514,000	3,337,283
02/01/2028	4.750%	961,000	943,214
02/15/2028	2.050%	1,548,000	1,351,804
02/15/2029	2.625%	597,000	522,065
04/15/2029	3.375%	3,200,000	2,898,289
04/15/2030	3.875%	7,131,000	6,611,403
02/15/2031	2.550%	2,165,000	1,809,227
04/15/2031	3.500%	1,692,000	1,509,336
07/15/2033	5.050%	2,788,000	2,748,570
04/15/2040	4.375%	4,308,000	3,784,051
02/15/2041	3.000%	4,844,000	3,497,893
04/15/2050	4.500%	332,000	282,445
01/15/2054	5.750%	2,700,000	2,738,703
09/15/2062	5.800%	1,266,000	1,264,824
Vmed O2 UK Financing I PLC(a)
07/15/2031	4.750%	3,290,000	2,707,264
Vodafone Group PLC
06/19/2049	4.875%	3,150,000	2,711,897
02/10/2063	5.750%	550,000	521,517
Total			92,471,007
Wirelines 0.6%
AT&T, Inc.(d)
02/15/2034	5.400%	9,615,000	9,645,140
AT&T, Inc.
05/15/2035	4.500%	759,000	699,233
03/01/2037	5.250%	2,205,000	2,160,922
08/15/2037	4.900%	584,000	550,906
03/01/2039	4.850%	1,086,000	998,182
06/01/2041	3.500%	659,000	501,562
09/15/2053	3.500%	9,603,000	6,667,707
09/15/2055	3.550%	4,271,000	2,942,217
12/01/2057	3.800%	531,000	377,531
09/15/2059	3.650%	5,008,000	3,430,241
Bell Canada
05/11/2033	5.100%	6,466,000	6,432,276
C&W Senior Financing DAC(a)
09/15/2027	6.875%	385,000	331,826
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	1,500,000	1,050,206
Frontier Communications Corp.(a)
05/01/2028	5.000%	269,000	225,520
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	650,000	607,771
03/15/2031	8.625%	2,458,000	2,268,118
GCI LLC(a)
10/15/2028	4.750%	1,480,000	1,251,023
Iliad Holding SAS(a)
10/15/2026	6.500%	550,000	517,117
10/15/2028	7.000%	500,000	467,015

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	49

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Level 3 Financing, Inc.(a)
03/01/2027	3.400%	1,925,000	1,521,743
Northwest Fiber LLC/Finance Sub, Inc.(a)
04/30/2027	4.750%	450,000	384,932
Qwest Corp.
09/15/2025	7.250%	3,978,000	3,326,818
Telecom Italia Capital SA
06/04/2038	7.721%	1,550,000	1,418,685
Total Play Telecomunicaciones SA de CV(a)
09/20/2028	6.375%	1,270,000	752,894
Verizon Communications, Inc.
02/15/2025	3.376%	2,527,000	2,461,568
12/03/2029	4.016%	530,000	499,173
03/21/2031	2.550%	1,350,000	1,130,195
03/15/2032	2.355%	4,020,000	3,242,603
08/10/2033	4.500%	515,000	486,355
11/01/2034	4.400%	3,565,000	3,304,790
03/22/2041	3.400%	2,127,000	1,621,870
Total			61,276,139
Total Corporate Bonds & Notes (Cost $3,702,256,760)			3,390,010,342

Foreign Government Obligations(o),(p) 1.4%

Australia 0.0%
NBN Co., Ltd.(a)
05/05/2026	1.450%	581,000	526,047
01/08/2027	1.625%	1,230,000	1,098,792
Total			1,624,839
Azerbaijan 0.0%
Southern Gas Corridor CJSC(a)
03/24/2026	6.875%	450,000	460,041
Bermuda 0.0%
Bermuda Government International Bond(a)
08/20/2030	2.375%	1,105,000	930,912
Brazil 0.0%
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%	1,450,000	1,423,068
Brazilian Government International Bond
06/12/2030	3.875%	800,000	710,979
10/20/2033	6.000%	350,000	343,146
Total			2,477,193
Canada 0.0%
Province of British Columbia
09/01/2036	7.250%	2,000,000	2,598,638
Foreign Government Obligations(o),(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Province of Manitoba
06/22/2026	2.125%	300,000	281,436
Province of Quebec(l)
03/02/2026	7.485%	230,000	246,633
Total			3,126,707
Chile 0.0%
Chile Government International Bond
01/27/2032	2.550%	1,298,000	1,115,363
Corporación Nacional del Cobre de Chile(a)
11/04/2044	4.875%	200,000	179,935
Empresa Nacional del Petroleo(a)
08/05/2026	3.750%	750,000	710,764
11/06/2029	5.250%	450,000	438,520
Total			2,444,582
Colombia 0.1%
Colombia Government International Bond
01/28/2026	4.500%	700,000	665,826
03/15/2029	4.500%	250,000	217,395
01/30/2030	3.000%	765,000	589,372
04/20/2033	8.000%	200,000	201,301
Ecopetrol SA
04/29/2030	6.875%	2,000,000	1,789,619
01/13/2033	8.875%	3,764,000	3,675,939
Total			7,139,452
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/27/2025	5.500%	100,000	98,590
01/27/2025	5.500%	100,000	98,589
07/19/2028	6.000%	1,400,000	1,351,071
07/19/2028	6.000%	275,000	265,389
02/22/2029	5.500%	2,655,000	2,467,957
02/22/2029	5.500%	161,000	149,658
01/30/2030	4.500%	628,000	542,351
09/23/2032	4.875%	750,000	629,428
Total			5,603,033
France 0.0%
Dexia Credit Local SA(a)
09/26/2023	3.250%	1,500,000	1,488,821
Guatemala 0.0%
Guatemala Government Bond(a)
10/07/2033	3.700%	794,000	638,053
Hungary 0.0%
Hungary Government International Bond(a)
09/22/2031	2.125%	1,400,000	1,066,051

50	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Foreign Government Obligations(o),(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
India 0.1%
Export-Import Bank of India(a)
08/05/2026	3.375%	860,000	813,252
02/01/2028	3.875%	1,025,000	975,345
01/13/2031	2.250%	1,030,000	840,206
Indian Railway Finance Corp., Ltd.(a)
01/21/2032	3.570%	1,110,000	978,792
Power Finance Corp., Ltd.(a)
12/06/2028	6.150%	546,000	561,819
Total			4,169,414
Indonesia 0.2%
Freeport Indonesia PT(a)
04/14/2032	5.315%	1,045,000	985,395
Indonesia Government International Bond
02/14/2030	2.850%	560,000	504,742
Indonesia Government International Bond(a)
01/17/2038	7.750%	1,000,000	1,259,557
Lembaga Pembiayaan Ekspor Indonesia(a)
04/06/2024	3.875%	1,450,000	1,424,442
Perusahaan Penerbit SBSN Indonesia III(a)
06/23/2030	2.800%	1,000,000	893,587
PT Pertamina Persero(a)
08/25/2030	3.100%	1,424,000	1,256,620
02/09/2031	2.300%	1,200,000	987,073
05/20/2043	5.625%	250,000	238,081
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%	5,000,000	4,812,979
05/21/2028	5.450%	2,000,000	2,017,978
05/21/2028	5.450%	500,000	504,494
01/25/2029	5.375%	200,000	199,840
06/30/2030	3.000%	750,000	643,897
Total			15,728,685
Israel 0.0%
Israel Electric Corp., Ltd.(a)
08/14/2028	4.250%	2,200,000	2,068,775
Italy 0.1%
Cassa Depositi e Prestiti SpA(a)
05/05/2026	5.750%	1,200,000	1,199,824
Republic of Italy Government International Bond
10/17/2029	2.875%	1,700,000	1,487,213
06/15/2033	5.375%	8,270,000	8,236,245
Total			10,923,282
Japan 0.0%
Japan Bank for International Cooperation
05/23/2024	2.500%	600,000	583,857
Foreign Government Obligations(o),(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Japan Finance Organization for Municipalities(a)
03/12/2024	3.000%	400,000	392,506
Total			976,363
Kazakhstan 0.0%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%	300,000	282,411
04/24/2030	5.375%	962,000	872,440
KazTransGas JSC(a)
09/26/2027	4.375%	200,000	186,102
Total			1,340,953
Malaysia 0.0%
Misc Capital Two Labuan Ltd.(a)
04/06/2027	3.750%	2,775,000	2,623,603
Marshall Islands 0.0%
Nakilat, Inc.(a)
12/31/2033	6.067%	1,038,067	1,082,942
Mexico 0.3%
Comision Federal de Electricidad(a)
05/15/2029	4.688%	3,647,000	3,258,006
Mexico City Airport Trust(a)
10/31/2026	4.250%	1,435,000	1,380,320
04/30/2028	3.875%	420,000	388,471
07/31/2047	5.500%	2,150,000	1,652,705
Mexico Government International Bond
04/22/2029	4.500%	1,500,000	1,459,674
05/24/2031	2.659%	2,368,000	1,969,694
04/27/2032	4.750%	250,000	239,219
05/19/2033	4.875%	300,000	286,811
05/04/2053	6.338%	340,000	342,518
05/24/2061	3.771%	550,000	366,003
04/19/2071	3.750%	750,000	491,436
Pemex Project Funding Master Trust
06/15/2038	6.625%	50,000	32,140
Petroleos Mexicanos
03/13/2027	6.500%	13,777,000	11,932,640
02/12/2028	5.350%	276,000	222,501
01/23/2029	6.500%	625,000	510,747
01/28/2031	5.950%	3,798,000	2,724,907
02/16/2032	6.700%	3,848,000	2,881,533
06/15/2035	6.625%	900,000	608,149
01/23/2045	6.375%	940,000	551,768
01/23/2046	5.625%	300,000	164,154
09/21/2047	6.750%	5,617,000	3,395,130
01/23/2050	7.690%	613,000	396,965
01/28/2060	6.950%	800,000	477,152
Total			35,732,643

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	51

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Foreign Government Obligations(o),(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morocco 0.0%
Morocco Government International Bond(a)
12/15/2027	2.375%	1,300,000	1,141,295
12/15/2050	4.000%	350,000	232,547
OCP SA(a)
06/23/2031	3.750%	350,000	287,053
Total			1,660,895
Netherlands 0.0%
Equate Petrochemical BV(a)
04/28/2028	2.625%	700,000	613,294
Norway 0.0%
Equinor ASA
04/06/2030	3.125%	826,000	759,985
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%	600,000	595,072
Panama 0.0%
Banco Nacional de Panama(a)
08/11/2030	2.500%	875,000	696,379
08/11/2030	2.500%	600,000	477,517
Panama Government International Bond
03/16/2025	3.750%	200,000	195,162
01/23/2030	3.160%	1,315,000	1,157,435
09/29/2032	2.252%	200,000	153,419
01/19/2033	3.298%	650,000	544,197
02/14/2035	6.400%	200,000	209,167
Total			3,433,276
Paraguay 0.0%
Paraguay Government International Bond(a)
04/28/2031	4.950%	500,000	478,312
Peru 0.1%
Corporación Financiera de Desarrollo SA(a)
09/28/2027	2.400%	600,000	519,339
Peruvian Government International Bond
08/25/2027	4.125%	412,000	404,313
06/20/2030	2.844%	990,000	864,514
01/23/2031	2.783%	1,120,000	954,133
12/01/2032	1.862%	925,000	701,980
03/14/2037	6.550%	1,785,000	1,954,043
12/01/2060	2.780%	600,000	349,363
Petroleos del Peru SA(a)
06/19/2032	4.750%	2,100,000	1,511,768
Total			7,259,453
Foreign Government Obligations(o),(p) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Philippines 0.0%
Philippine Government International Bond
05/05/2030	2.457%		800,000	696,264
01/15/2032	6.375%		400,000	448,052
10/23/2034	6.375%		275,000	309,780
Total				1,454,096
Poland 0.1%
Bank Gospodarstwa Krajowego(a)
05/22/2033	5.375%		2,610,000	2,611,880
Republic of Poland Government International Bond
11/16/2032	5.750%		159,000	168,779
10/04/2033	4.875%		670,000	668,593
Total				3,449,252
Qatar 0.0%
Qatar Energy(a)
07/12/2031	2.250%		500,000	421,765
Romania 0.0%
Romanian Government International Bond(a)
02/14/2031	3.000%		2,100,000	1,733,640
12/02/2040	2.625%	EUR	500,000	314,096
Total				2,047,736
Russian Federation 0.0%
Russian Foreign Bond - Eurobond(a),(n)
06/23/2027	0.000%		800,000	356,291
Saudi Arabia 0.0%
Gaci First Investment Co.(a)
10/13/2032	5.250%		300,000	308,847
Saudi Government International Bond(a)
10/22/2030	3.250%		505,000	461,665
02/02/2061	3.450%		575,000	404,814
Total				1,175,326
Serbia 0.1%
Serbia International Bond(a)
12/01/2030	2.125%		6,640,000	4,979,061
09/26/2033	6.500%		2,800,000	2,711,988
Total				7,691,049
South Africa 0.1%
Eskom Holdings SOC Ltd.(a)
08/06/2023	6.750%		200,000	197,785
02/11/2025	7.125%		950,000	909,854
Republic of South Africa Government International Bond
10/12/2028	4.300%		525,000	452,346
09/30/2029	4.850%		3,275,000	2,822,216

52	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Foreign Government Obligations(o),(p) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
South Africa Government International Bond
01/17/2024	4.665%	1,100,000	1,084,988
Transnet SOC Ltd.(a)
02/06/2028	8.250%	255,000	243,832
Total			5,711,021
Ukraine 0.0%
Ukraine Government International Bond(a)
09/01/2024	7.750%	2,410,000	529,369
02/01/2026	8.994%	1,000,000	195,509
09/01/2027	7.750%	3,050,000	578,911
11/01/2030	9.750%	3,850,000	765,492
Total			2,069,281
United Arab Emirates 0.0%
DP World Ltd.(a)
07/02/2037	6.850%	300,000	325,065
Finance Department Government of Sharjah(a)
11/23/2032	6.500%	202,000	205,529
Total			530,594
United States 0.1%
Antares Holdings LP(a)
07/15/2027	3.750%	4,605,000	3,865,425
BOC Aviation USA Corp.(a)
04/29/2024	1.625%	2,015,000	1,941,834
Citgo Holding, Inc.(a)
08/01/2024	9.250%	25,000	25,045
DAE Funding LLC(a)
08/01/2024	1.550%	1,910,000	1,808,885
Total			7,641,189
Virgin Islands 0.0%
Sinopec Group Overseas Development Ltd.(a)
04/28/2025	3.250%	400,000	386,574
04/28/2025	3.250%	300,000	289,931
Total			676,505
Total Foreign Government Obligations (Cost $177,458,764)			149,670,736

Inflation-Indexed Bonds 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.4%
U.S. Treasury Inflation-Indexed Bond
04/15/2028	1.250%	18,618,378	18,246,493
01/15/2033	1.125%	21,350,020	20,712,484
Total			38,958,977
Total Inflation-Indexed Bonds (Cost $39,596,678)			38,958,977

Municipal Bonds 0.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
University of California
Refunding Revenue Bonds
Taxable General
Series 2017AX
07/01/2025	3.063%	5,700,000	5,520,125
University of Michigan
Revenue Bonds
Taxable
Series 2022A
04/01/2122	4.454%	4,020,000	3,451,335
University of Virginia
Refunding Revenue Bonds
Taxable
Series 2021B
11/01/2051	2.584%	2,020,000	1,341,328
Revenue Bonds
Taxable
Series 2017C
09/01/2117	4.179%	725,000	590,203
Total			10,902,991
Hospital 0.1%
California Health Facilities Financing Authority
Refunding Revenue Bonds
Cedars-Sinai Health System
Series 2021
08/15/2051	3.000%	1,785,000	1,327,316
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	5,525,000	3,794,510
Total			5,121,826

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	53

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.0%
City of New York
Unlimited General Obligation Bonds
Series 2010 (BAM)
03/01/2036	5.968%	3,100,000	3,373,470
Unlimited General Obligation Refunding Bonds
Series 2021D
08/01/2030	1.823%	515,000	426,375
Total			3,799,845
Sales Tax 0.0%
Puerto Rico Sales Tax Financing Corp.(q)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	2,740,000	2,617,926
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	3,000,000	2,202,376
Revenue Bonds
Future Tax Secured
Subordinated Series 2020D-3
11/01/2032	2.400%	1,045,000	863,540
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds
Series 2010
08/01/2037	5.508%	1,245,000	1,303,665
New York State Dormitory Authority
Refunding Revenue Bonds
Taxable
Series 2020F
02/15/2032	2.957%	1,250,000	1,092,371
State of Illinois
Revenue Bonds
Taxable Sales Tax
Series 2013
06/15/2028	3.350%	2,500,000	2,325,700
Total			7,787,652
Transportation 0.0%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Green Bonds
Series 2020C-2
11/15/2049	5.175%	810,000	742,756
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 0.0%
Bay Area Toll Authority
Revenue Bonds
Series 2009 (BAM)
04/01/2049	6.263%	1,920,000	2,253,423
Pennsylvania Turnpike Commission
Revenue Bonds
Build America Bonds
Series 2009
12/01/2039	6.105%	1,620,000	1,806,542
Texas Private Activity Bond Surface Transportation Corp.
Revenue Bonds
Taxable North Tarrant Express Managed Lanes Project
Series 2019
12/31/2049	3.922%	875,000	712,466
Total			4,772,431
Total Municipal Bonds (Cost $41,861,285)			35,745,427

Residential Mortgage-Backed Securities - Agency(r) 27.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
CMO Series 2011-84 Class Z
09/25/2041	5.250%	1,157,315	1,193,789
Federal Home Loan Mortgage Corp.
08/01/2024- 02/01/2025	8.000%	1,896	1,896
10/01/2028- 07/01/2032	7.000%	97,542	100,101
03/01/2031- 03/01/2052	3.000%	78,727,379	70,445,899
10/01/2031- 07/01/2037	6.000%	349,307	364,097
04/01/2033- 11/01/2052	5.500%	14,451,500	14,503,753
05/01/2033- 06/01/2052	3.500%	64,108,751	59,618,963
10/01/2039- 09/01/2052	5.000%	13,964,174	13,774,292
09/01/2040- 04/01/2049	4.000%	12,971,370	12,494,006
09/01/2040- 08/01/2052	4.500%	18,375,220	17,854,455
06/01/2050- 10/01/2052	2.500%	304,902,265	261,386,947
05/01/2051- 04/01/2052	2.000%	45,444,949	37,432,794
CMO Series 2060 Class Z
05/15/2028	6.500%	48,865	49,812
CMO Series 2310 Class Z
04/15/2031	6.000%	46,014	47,174

54	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2725 Class TA
12/15/2033	4.500%	1,525,000	1,506,712
CMO Series 2882 Class ZC
11/15/2034	6.000%	2,675,342	2,694,980
CMO Series 2953 Class LZ
03/15/2035	6.000%	2,476,854	2,562,001
CMO Series 3028 Class ZE
09/15/2035	5.500%	150,275	136,511
CMO Series 3032 Class PZ
09/15/2035	5.800%	361,309	385,748
CMO Series 3071 Class ZP
11/15/2035	5.500%	7,889,698	8,131,995
CMO Series 3121 Class EZ
03/15/2036	6.000%	89,739	92,279
CMO Series 3181 Class AZ
07/15/2036	6.500%	29,578	31,051
CMO Series 353 Class 300
12/15/2046	3.000%	5,634,179	5,201,991
CMO Series 3740 Class BA
10/15/2040	4.000%	1,130,835	1,078,539
CMO Series 3747 Class HY
10/15/2040	4.500%	2,991,000	2,968,400
CMO Series 3753 Class KZ
11/15/2040	4.500%	5,567,956	5,512,665
CMO Series 3769 Class ZC
12/15/2040	4.500%	2,751,559	2,722,750
CMO Series 3841 Class JZ
04/15/2041	5.000%	238,553	239,539
CMO Series 3888 Class ZG
07/15/2041	4.000%	538,733	509,157
CMO Series 3926 Class NY
09/15/2041	4.000%	453,154	432,748
CMO Series 3928 Class MB
09/15/2041	4.500%	1,034,106	1,004,592
CMO Series 3934 Class CB
10/15/2041	4.000%	2,716,456	2,591,803
CMO Series 3982 Class TZ
01/15/2042	4.000%	1,062,913	1,006,885
CMO Series 4027 Class AB
12/15/2040	4.000%	1,236,350	1,197,648
CMO Series 4057 Class ZB
06/15/2042	3.500%	6,046,835	5,667,694
CMO Series 4057 Class ZL
06/15/2042	3.500%	6,859,252	6,258,750
CMO Series 4077 Class KM
11/15/2041	3.500%	29,441	28,881
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4091 Class KB
08/15/2042	3.000%	6,500,000	5,798,168
CMO Series 4182 Class QN
02/15/2033	3.000%	105,753	103,348
CMO Series 4361 Class VB
02/15/2038	3.000%	3,078,565	3,009,372
CMO Series 4421 Class PB
12/15/2044	4.000%	5,941,237	5,534,363
CMO Series 4440 Class ZX
01/15/2045	4.000%	12,133,604	11,340,091
CMO Series 4463 Class ZA
04/15/2045	4.000%	4,746,448	4,534,926
CMO Series 4495 Class PA
09/15/2043	3.500%	132,853	128,162
CMO Series 4682 Class HZ
04/15/2047	3.500%	3,206,238	2,977,633
CMO Series 4771 Class HZ
03/15/2048	3.500%	9,611,152	8,526,495
CMO Series 4774 Class KA
12/15/2045	4.500%	198,195	194,314
CMO Series 4787 Class PY
05/15/2048	4.000%	1,118,379	1,061,141
CMO Series 4793 Class CD
06/15/2048	3.000%	839,976	761,165
CMO Series 4839 Class A
04/15/2051	4.000%	2,735,890	2,630,196
CMO Series 4941 Class CZ
11/25/2049	3.000%	1,107,796	940,856
Federal Home Loan Mortgage Corp.(b),(e)
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/15/2043	0.993%	12,941,939	969,369
CMO Series 2013-4258 Class SJ
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 10/15/2043	1.543%	3,089,602	456,388
CMO Series 2014-4313 Class MS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/15/2039	1.043%	4,619,849	348,496
CMO Series 3404 Class AS
-1.0 x 1-month USD LIBOR + 5.895% Cap 5.895% 01/15/2038	0.788%	1,610,096	113,287

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	55

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3578 Class DI
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 04/15/2036	1.543%	2,325,219	157,471
CMO Series 3833 Class LI
1-month USD LIBOR + 0.400% 10/15/2040	0.000%	5,988,537	298,971
CMO Series 3892 Class SC
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2041	0.843%	3,642,659	258,037
CMO Series 3997 Class SK
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 11/15/2041	1.493%	7,277,415	351,953
CMO Series 4087 Class SC
-1.0 x 1-month USD LIBOR + 5.550% Cap 5.550% 07/15/2042	0.443%	4,398,310	242,595
CMO Series 4281 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2043	0.993%	7,023,869	465,987
CMO Series 4635 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/15/2046	0.993%	11,247,940	682,996
CMO Series 4910 Class SG
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 09/25/2049	0.912%	16,139,644	2,127,121
Federal Home Loan Mortgage Corp.(s)
07/01/2052	5.000%	955,709	941,903
04/01/2053	4.500%	2,655,436	2,573,533
Federal Home Loan Mortgage Corp.(b)
CMO Series 2380 Class F
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 8.500% 11/15/2031	5.557%	79,988	79,987
CMO Series 2557 Class FG
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 8.000% 01/15/2033	5.507%	196,583	196,410
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2962 Class PF
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 7.000% 03/15/2035	5.357%	79,305	78,749
CMO Series 2981 Class FU
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 8.000% 05/15/2030	5.307%	200,208	198,782
CMO Series 3065 Class EB
-3.0 x 1-month USD LIBOR + 19.890% Cap 19.890% 11/15/2035	4.568%	311,606	317,158
CMO Series 3081 Class GC
-3.7 x 1-month USD LIBOR + 23.833% Cap 23.833% 12/15/2035	5.106%	515,101	516,424
CMO Series 3085 Class FV
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 8.000% 08/15/2035	5.807%	447,047	450,030
CMO Series 3564 Class FC
1-month USD LIBOR + 1.250% Floor 1.250%, Cap 6.500% 01/15/2037	6.420%	156,373	157,876
CMO Series 3680 Class FA
1-month USD LIBOR + 1.000% Floor 1.000%, Cap 6.000% 06/15/2040	6.000%	503,547	504,177
CMO Series 3852 Class QN
-3.6 x 1-month USD LIBOR + 27.211% Cap 5.500% 05/15/2041	5.500%	20,658	19,938
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 9,999.000% 07/15/2037	5.570%	814,631	803,290
CMO Series 5115 Class FD
30-day Average SOFR + 0.250% Floor 0.250%, Cap 4.000% 08/15/2043	4.000%	6,977,019	6,630,260
Federal Home Loan Mortgage Corp.(e)
CMO Series 303 Class C21
01/15/2043	4.000%	10,605,459	1,800,279
CMO Series 303 Class C30
12/15/2042	4.500%	6,901,909	1,115,948

56	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 364 Class C15
12/15/2046	3.500%	4,312,959	704,900
CMO Series 4146 Class IA
12/15/2032	3.500%	4,911,466	516,532
CMO Series 4186 Class IB
03/15/2033	3.000%	4,990,813	458,961
CMO Series 4627 Class PI
05/15/2044	3.500%	1,514,663	52,894
CMO Series 4698 Class BI
07/15/2047	5.000%	11,984,700	2,058,073
CMO Series 5048 Class HI
01/15/2042	4.500%	3,107,982	501,991
CMO Series 5078 Class NI
06/15/2042	4.000%	2,740,000	542,935
Federal Home Loan Mortgage Corp.(c),(e)
CMO Series 351 Class 213
02/15/2046	4.092%	292,586	53,530
CMO Series 364 Class 141
12/15/2046	2.772%	336,739	47,284
CMO Series 364 Class 151
12/15/2046	3.390%	331,418	52,401
CMO Series 364 Class 158
12/15/2046	3.839%	181,778	31,601
CMO Series 364 Class 167
12/15/2046	2.550%	315,470	38,138
CMO Series 364 Class C23
12/15/2046	2.931%	4,174,342	588,421
CMO Series 364 Class C24
12/15/2046	3.447%	2,361,832	388,727
CMO Series 364 Class C25
12/15/2046	4.057%	730,568	136,998
CMO Series 368 Class C15
01/25/2048	3.247%	4,715,178	581,812
CMO Series 5094 Class IO
12/15/2048	1.523%	13,608,464	956,136
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(e)
CMO Series K051 Class X1
09/25/2025	0.500%	16,711,969	161,481
CMO Series K058 Class X1
08/25/2026	0.913%	2,333,960	56,342
CMO Series KW02 Class X1
12/25/2026	0.287%	10,392,761	42,514
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. REMICS(b),(e)
CMO Series 204236 Class IS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/15/2043	0.893%	11,167,997	953,482
CMO Series 204419 Class BS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/15/2053	0.943%	26,864,089	3,009,125
CMO Series 204839 Class WS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 08/15/2056	0.993%	39,210,604	5,111,706
Federal Home Loan Mortgage Corp. REMICS(e)
CMO Series 205012 Class MI
09/25/2050	4.000%	10,319,728	2,021,098
CMO Series 4257 Class IK
12/15/2042	4.000%	3,809,862	663,827
CMO Series 4999 Class IA
08/25/2050	4.500%	10,598,212	2,088,283
CMO Series 5043 Class IO
11/25/2050	5.000%	4,555,482	991,402
CMO Series 5058 Class NI
06/25/2050	3.000%	15,907,115	2,792,289
CMO Series 5079 Class DI
02/25/2051	6.500%	11,115,152	2,236,403
CMO Series 5088 Class IB
03/25/2051	2.500%	25,994,677	3,659,598
CMO Series 5095 Class AI
04/25/2051	3.500%	23,106,509	3,978,405
CMO Series 5113 Class MI
06/25/2051	3.500%	18,637,195	3,548,183
CMO Series 5115 Class GI
09/25/2050	3.000%	11,243,430	2,026,112
CMO Series 5153 Class JI
10/25/2051	3.500%	9,077,045	1,523,376
CMO Series 5217 Class PI
04/25/2052	3.500%	6,059,758	714,375
Federal Home Loan Mortgage Corp. REMICS
CMO Series 3843 Class JZ
04/15/2041	5.100%	1,020,060	1,021,893
CMO Series 4372 Class Z
08/15/2044	3.000%	2,937,436	2,624,586
CMO Series 4402 Class YB
10/15/2044	3.000%	2,694,128	2,428,893

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	57

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4612 Class HZ
08/15/2046	2.500%	7,090,477	5,803,200
CMO Series 4753 Class VZ
12/15/2047	3.000%	1,173,277	907,417
CMO Series 4755 Class Z
02/15/2048	3.000%	1,173,277	1,011,854
Federal Home Loan Mortgage Corp. REMICS(c),(e)
CMO Series 5065 Class EI
11/25/2044	5.418%	1,494,713	332,793
Federal National Mortgage Association
06/01/2024	9.000%	8	8
02/01/2025- 08/01/2027	8.000%	7,745	7,817
03/01/2026- 07/01/2038	7.000%	314,342	328,176
04/01/2027- 06/01/2032	7.500%	22,491	23,073
05/01/2029- 11/01/2052	6.000%	5,887,097	5,999,501
08/01/2029- 07/01/2052	3.000%	214,061,073	191,004,444
01/01/2031- 09/01/2052	2.500%	255,107,537	219,020,062
03/01/2033- 11/01/2052	5.500%	10,803,935	10,844,111
10/01/2033- 08/01/2052	3.500%	98,890,193	91,811,038
07/01/2039- 12/01/2052	5.000%	15,649,875	15,459,065
08/01/2040- 04/01/2052	2.000%	234,316,196	194,088,214
10/01/2040- 06/01/2056	4.500%	24,979,967	24,320,840
02/01/2041- 12/01/2052	4.000%	87,569,543	83,656,778
02/01/2051	1.500%	31,012,746	24,222,020
CMO Series 2003-22 Class Z
04/25/2033	6.000%	88,124	90,360
CMO Series 2003-33 Class PT
05/25/2033	4.500%	4,156	4,086
CMO Series 2007-50 Class DZ
06/25/2037	5.500%	428,183	431,141
CMO Series 2010-139 Class HA
11/25/2040	4.000%	1,465,642	1,408,921
CMO Series 2010-37 Class A1
05/25/2035	5.410%	73,368	72,512
CMO Series 2011-18 Class ZK
03/25/2041	4.000%	3,149,541	2,975,186
CMO Series 2011-53 Class WT
06/25/2041	4.500%	288,102	282,051
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2011-87 Class GB
09/25/2041	4.500%	7,000,000	6,942,809
CMO Series 2012-121 Class GZ
11/25/2042	3.500%	10,580,008	9,900,027
CMO Series 2012-68 Class ZA
07/25/2042	3.500%	8,243,549	7,684,529
CMO Series 2012-94
09/25/2042	3.500%	9,641,362	9,025,245
CMO Series 2013-106 Class LA
08/25/2041	4.000%	1,612,155	1,566,909
CMO Series 2013-16 Class GD
03/25/2033	3.000%	1,196,037	1,162,947
CMO Series 2013-66 Class AP
05/25/2043	6.000%	38,654	38,244
CMO Series 2016-9 Class A
09/25/2043	3.000%	3,642	3,622
CMO Series 2018-38 Class PA
06/25/2047	3.500%	484,334	460,818
CMO Series 2018-55 Class PA
01/25/2047	3.500%	1,318,640	1,279,599
CMO Series 2018-64 Class ET
09/25/2048	3.000%	2,759,527	2,520,290
CMO Series 2018-94D Class KD
12/25/2048	3.500%	758,650	717,906
CMO Series 2019-9 Class DZ
03/25/2049	4.000%	3,429,251	3,248,546
CMO Series 98-17 Class Z
04/18/2028	6.500%	34,177	33,910
Federal National Mortgage Association(s)
11/01/2046	3.000%	17,891,997	16,184,124
04/01/2052	3.500%	2,679,728	2,462,208
06/01/2052	4.000%	16,299,148	15,404,971
07/01/2052- 04/01/2053	4.500%	34,132,147	33,060,306
09/01/2052	5.000%	9,798,453	9,651,900
12/01/2052	6.000%	5,162,997	5,223,005
06/01/2053	6.500%	3,626,000	3,711,481
Federal National Mortgage Association(b)
CMO Series 2002-59 Class HF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 8.000% 08/17/2032	5.458%	18,148	18,132
CMO Series 2004-93 Class FC
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 8.000% 12/25/2034	5.338%	275,644	273,760

58	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-71 Class SH
-2.6 x 1-month USD LIBOR + 15.738% Cap 15.738% 05/25/2035	2.261%	140,420	131,068
CMO Series 2007-90 Class F
1-month USD LIBOR + 0.490% Floor 0.490%, Cap 7.000% 09/25/2037	5.628%	134,017	131,625
CMO Series 2007-W7 Class 1A4
-6.0 x 1-month USD LIBOR + 39.180% Cap 39.180% 07/25/2037	8.352%	40,905	48,751
CMO Series 2008-15 Class AS
-5.0 x 1-month USD LIBOR + 33.000% Cap 33.000% 08/25/2036	7.310%	241,321	290,577
CMO Series 2010-142 Class HS
-2.0 x 1-month USD LIBOR + 10.000% Cap 10.000% 12/25/2040	0.305%	452,249	299,812
CMO Series 2010-150 Class FL
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 7.000% 10/25/2040	5.688%	100,746	100,134
CMO Series 2012-1 Class FA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 6.500% 02/25/2042	5.638%	782,281	761,348
CMO Series 2012-115 Class MT
-3.0 x 1-month USD LIBOR + 13.500% Cap 4.500% 10/25/2042	0.000%	310,600	214,867
CMO Series 2016-32 Class GT
-4.5 x 1-month USD LIBOR + 18.000% Cap 4.500% 01/25/2043	0.000%	32,299	21,930
Federal National Mortgage Association(b),(e)
CMO Series 2004-29 Class PS
-1.0 x 1-month USD LIBOR + 7.600% Cap 7.600% 05/25/2034	2.462%	1,039,651	119,782
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-43 Class SJ
-1.0 x 1-month USD LIBOR + 6.590% Cap 6.590% 06/25/2036	1.452%	767,521	70,643
CMO Series 2009-100 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 12/25/2039	1.062%	2,427,076	245,163
CMO Series 2009-87 Class NS
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 11/25/2039	1.112%	3,863,737	268,593
CMO Series 2010-131 Class SA
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 11/25/2040	1.462%	3,258,186	350,909
CMO Series 2010-21 Class SA
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 03/25/2040	1.112%	5,885,478	461,094
CMO Series 2010-57 Class SA
-1.0 x 1-month USD LIBOR + 6.450% Cap 6.450% 06/25/2040	1.312%	1,455,077	124,765
CMO Series 2011-131 Class ST
-1.0 x 1-month USD LIBOR + 6.540% Cap 6.540% 12/25/2041	1.402%	18,365,465	2,221,250
CMO Series 2011-47 Class GS
-1.0 x 1-month USD LIBOR + 5.930% Cap 5.930% 06/25/2041	0.792%	4,859,435	333,693
CMO Series 2012-17 Class MS
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2027	1.562%	1,278,949	23,321
CMO Series 2013-10 Class SJ
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 02/25/2043	1.012%	4,107,914	381,354

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	59

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-19 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/25/2041	1.062%	4,072,124	248,428
CMO Series 2013-34 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/25/2043	1.012%	11,537,263	1,265,833
CMO Series 2014-40 Class HS
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 07/25/2044	1.562%	2,979,605	473,725
CMO Series 2014-52 Class SL
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/25/2044	0.962%	5,101,822	566,752
CMO Series 2015-81 Class SD
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 01/25/2037	1.562%	3,493,765	275,162
CMO Series 2016-19 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2046	0.962%	4,561,698	322,975
CMO Series 2016-32 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 10/25/2034	0.962%	2,083,353	145,904
CMO Series 2016-60 Class QS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/25/2046	0.962%	6,053,901	470,140
CMO Series 2016-60 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/25/2046	0.962%	19,966,038	1,491,541
CMO Series 2016-60 Class SE
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/25/2046	1.112%	5,825,455	405,463
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-82 Class SG
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/25/2046	0.962%	8,193,467	554,928
CMO Series 2016-88 Class BS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 12/25/2046	0.962%	13,792,084	1,136,891
CMO Series 2016-93 Class SL
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2046	1.512%	3,753,565	277,167
CMO Series 2017-26 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/25/2047	1.012%	5,584,707	365,651
CMO Series 2017-57 Class SD
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 08/25/2047	0.000%	6,038,176	191,489
CMO Series 2018-43 Class SE
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/25/2038	1.112%	4,425,285	360,208
CMO Series 2018-61 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/25/2048	1.062%	3,188,748	258,601
CMO Series 2019-35 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2049	1.012%	13,197,329	904,875
CMO Series 2019-39 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 08/25/2049	0.962%	11,523,491	819,238
Federal National Mortgage Association(e)
CMO Series 2013-16 Class MI
03/25/2043	4.000%	3,945,358	433,516
CMO Series 2013-23 Class AI
03/25/2043	5.000%	4,875,221	851,115
CMO Series 2013-35 Class IB
04/25/2033	3.000%	5,824,593	565,055

60	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-41 Class HI
02/25/2033	3.000%	6,724,822	455,347
CMO Series 2015-54 Class GI
07/25/2045	5.500%	18,586,959	3,199,899
CMO Series 2020-42 Class AI
06/25/2050	2.500%	19,108,558	2,135,305
CMO Series 2020-72 Class LI
12/25/2040	5.000%	5,561,232	1,112,304
CMO Series 2021-33 Class AI
05/25/2047	2.500%	35,383,245	4,287,950
CMO Series 385 Class 8
12/25/2037	5.500%	1,924,081	390,866
CMO Series 426 Class C58
03/25/2052	3.000%	38,842,992	6,320,415
CMO Series 427 Class C17
01/25/2035	3.000%	11,959,060	1,205,322
Federal National Mortgage Association(c),(e)
CMO Series 2021-24 Class IO
03/25/2059	1.150%	8,148,534	489,570
Federal National Mortgage Association REMICS
CMO Series 2010-136 Class CY
12/25/2040	4.000%	1,653,000	1,599,446
CMO Series 2012-105 Class Z
10/25/2042	3.500%	2,793,459	2,613,875
CMO Series 2013-18 Class ZA
03/25/2043	3.000%	3,657,384	3,334,980
CMO Series 2013-70 Class JZ
07/25/2043	3.000%	13,325,287	11,604,066
CMO Series 2018-11 Class BX
12/25/2047	4.000%	9,156,537	8,671,535
CMO Series 2019-70 Class CB
12/25/2049	3.500%	2,794,223	2,586,594
CMO Series 2020-46 Class JG
07/25/2050	2.000%	2,237,471	1,841,064
Federal National Mortgage Association REMICS(e)
CMO Series 2013-10 Class GI
02/25/2033	3.000%	8,202,657	716,260
CMO Series 2020-99 Class IB
05/25/2050	3.500%	11,042,664	2,020,882
CMO Series 2021-1 Class IB
02/25/2061	3.500%	14,205,353	2,558,954
CMO Series 2021-74 Class LI
11/25/2051	3.500%	22,412,978	4,263,574
CMO Series 2022-38 Class IH
07/25/2052	4.500%	2,777,777	650,378
CMO Series 2022-5 Class LI
02/25/2052	3.000%	31,293,874	4,105,143
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association REMICS(b),(e)
CMO Series 2017-14 Class DS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 03/25/2047	0.912%	9,105,698	984,415
CMO Series 2018-45 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/25/2048	1.062%	11,810,943	1,389,622
CMO Series 3908 Class XS
-1.0 x 1-month USD LIBOR + 6.450% Cap 6.450% 06/15/2039	1.343%	9,171,618	899,967
Government National Mortgage Association
05/15/2040- 10/20/2048	5.000%	2,380,992	2,391,757
05/20/2041- 12/20/2052	4.500%	9,145,081	8,855,819
02/15/2042- 08/20/2052	4.000%	17,030,678	16,057,121
03/20/2046- 05/20/2050	3.500%	35,469,880	33,252,687
12/20/2046- 06/20/2052	3.000%	71,993,282	64,992,938
08/20/2051- 04/20/2052	2.500%	31,261,331	27,351,767
CMO Series 2005-45 Class ZA
06/16/2035	6.000%	1,607,185	1,696,158
CMO Series 2009-104 Class YD
11/20/2039	5.000%	1,357,586	1,355,447
CMO Series 2009-55 Class LX
07/20/2039	5.000%	1,673,691	1,677,495
CMO Series 2009-67 Class DB
08/20/2039	5.000%	1,860,220	1,852,396
CMO Series 2010-108 Class WL
04/16/2040	4.000%	1,856,860	1,792,904
CMO Series 2010-120 Class AY
09/20/2040	4.000%	1,707,350	1,662,679
CMO Series 2010-135 Class PE
10/16/2040	4.000%	3,808,538	3,729,572
CMO Series 2014-3 Class EP
02/16/2043	2.750%	5,313,670	4,930,006
CMO Series 2016-111 Class PB
08/20/2046	2.500%	1,097,000	822,873
CMO Series 2018-1 Class LZ
01/20/2048	3.000%	4,344,520	3,573,442

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	61

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-115 Class DE
08/20/2048	3.500%	1,521,114	1,409,960
CMO Series 2018-147 Class BZ
10/20/2048	3.500%	4,026,454	3,837,004
CMO Series 2018-53 Class AL
11/20/2045	3.500%	733,755	700,308
Government National Mortgage Association(s)
04/20/2053	5.500%	16,873,844	16,864,348
Government National Mortgage Association(b)
1-year CMT + 1.137% 03/20/2066	6.197%	152,150	152,114
1-year CMT + 0.712% 04/20/2066	5.773%	281,366	280,308
CMO Series 2003-60 Class GS
-1.7 x 1-month USD LIBOR + 12.417% Cap 12.417% 05/16/2033	3.908%	8,227	8,081
CMO Series 2006-37 Class AS
-6.0 x 1-month USD LIBOR + 39.660% Cap 39.660% 07/20/2036	8.769%	526,717	647,783
CMO Series 2010-H03 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 10.690% 03/20/2060	5.381%	334,524	332,786
CMO Series 2010-H26 Class LF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 13.898% 08/20/2058	5.208%	140,417	139,356
CMO Series 2011-114 Class KF
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 03/20/2041	5.598%	46,039	45,930
CMO Series 2012-H20 Class BA
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 10.500% 09/20/2062	5.418%	60,126	59,771
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% Floor 0.700% 05/20/2061	4.872%	1,657	1,636
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% Floor 0.650% 05/20/2061	4.872%	1,476	1,457
CMO Series 2012-H25 Class FA
1-month USD LIBOR + 0.700% Floor 0.700% 12/20/2061	4.700%	26,152	25,888
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-115 Class EF
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 6.500% 04/16/2028	5.355%	49,660	49,597
CMO Series 2013-H02 Class FD
1-month USD LIBOR + 0.340% Floor 0.340%, Cap 10.500% 12/20/2062	5.198%	97,509	96,591
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% Floor 0.400% 02/20/2062	4.962%	1,905	1,859
CMO Series 2013-H08 Class BF
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 10.000% 03/20/2063	5.258%	701,810	693,099
CMO Series 2013-H14 Class FD
1-month USD LIBOR + 0.470% Floor 0.470%, Cap 11.000% 06/20/2063	5.328%	496,118	492,441
CMO Series 2013-H17 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 11.000% 07/20/2063	5.408%	102,424	101,942
CMO Series 2013-H18 Class EA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.190% 07/20/2063	5.358%	136,160	135,594
CMO Series 2013-H19 Class FC
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 08/20/2063	5.458%	609,589	606,947
CMO Series 2015-H26 Class FC
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 08/20/2065	5.458%	84,426	84,096
CMO Series 2017-H03 Class FB
1-month USD LIBOR + 0.650% Floor 0.650%, Cap 15.000% 06/20/2066	5.508%	1,713,709	1,707,437
CMO Series 2018-H04 Class FM
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 11.000% 03/20/2068	5.158%	1,776,924	1,756,561
CMO Series 2019-H01 Class FL
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 11.000% 12/20/2068	5.308%	392,287	390,235

62	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-H10 Class FM
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 11.000% 05/20/2069	5.258%	1,558,858	1,539,155
CMO Series 2020-H13 Class FM
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 11.000% 08/20/2070	5.258%	2,240,592	2,215,946
CMO Series 2022-H01 Class FE
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 99.000% 01/20/2072	4.798%	11,274,513	11,095,648
CMO Series 2022-H09 Class EF
30-day Average SOFR + 0.450% Floor 0.450%, Cap 11.000% 04/20/2072	5.381%	5,900,632	5,841,929
CMO Series 2022-H09 Class GF
30-day Average SOFR + 0.700% Floor 0.700% 04/20/2072	4.837%	3,321,847	3,276,092
CMO Series 2022-H22 Class FE
30-day Average SOFR + 1.040% Floor 1.040%, Cap 7.500% 09/20/2072	4.458%	2,797,109	2,776,773
Government National Mortgage Association(b),(e)
CMO Series 2010-31 Class ES
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 03/20/2040	0.000%	6,859,582	373,869
CMO Series 2011-13 Class S
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 01/16/2041	0.845%	4,571,257	319,693
CMO Series 2011-30 Class SB
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 02/20/2041	1.452%	2,246,126	201,504
CMO Series 2015-155 Class SA
-1.0 x 1-month USD LIBOR + 5.700% Cap 5.700% 10/20/2045	0.552%	2,910,840	260,604
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-93 Class CS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2047	1.052%	9,075,366	1,069,578
CMO Series 2019-123 Class SP
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 10/20/2049	0.952%	12,333,409	819,142
CMO Series 2019-13 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2049	0.952%	9,414,906	1,016,378
CMO Series 2019-6 Class SJ
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 01/20/2049	0.952%	7,701,894	552,532
CMO Series 2019-86 Class SG
-1.0 x 1-month USD LIBOR + 5.600% Cap 5.600% 07/20/2049	0.452%	3,994,819	263,361
Government National Mortgage Association(c)
CMO Series 2010-H17 Class XQ
07/20/2060	5.140%	1,245	1,017
CMO Series 2017-H04 Class DA
12/20/2066	4.392%	433	425
Series 2003-72 Class Z
11/16/2045	5.381%	286,538	278,891
Government National Mortgage Association(e)
CMO Series 2013-3 Class IT
01/20/2043	5.000%	3,205,228	652,031
CMO Series 2016-88 Class PI
07/20/2046	4.000%	5,988,201	959,393
CMO Series 2016-89 Class HI
07/20/2046	3.500%	2,313,033	365,782
CMO Series 2017-101 Class AI
07/20/2047	4.000%	4,033,286	551,650
CMO Series 2017-52 Class AI
04/20/2047	6.000%	2,995,632	486,647
CMO Series 2017-68 Class TI
05/20/2047	5.500%	1,213,736	189,160
CMO Series 2017-88 Class JI
09/20/2046	5.500%	1,929,310	359,648
CMO Series 2019-108 Class MI
07/20/2049	3.500%	7,906,109	1,107,076

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	63

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-99 Class AI
08/16/2049	4.000%	5,193,716	1,120,028
CMO Series 2020-134 Class AI
09/20/2050	3.000%	9,914,556	1,335,761
CMO Series 2020-34 Class IO
12/20/2039	5.000%	8,714,940	1,686,703
Government National Mortgage Association(c),(e)
CMO Series 2014-150 Class IO
07/16/2056	0.379%	11,002,449	173,136
CMO Series 2014-H05 Class AI
02/20/2064	1.356%	4,268,005	176,798
CMO Series 2014-H14 Class BI
06/20/2064	1.604%	4,881,293	186,612
CMO Series 2014-H15 Class HI
05/20/2064	1.425%	4,681,743	148,238
CMO Series 2014-H20 Class HI
10/20/2064	1.317%	1,875,095	102,301
CMO Series 2015-163 Class IO
12/16/2057	0.741%	1,602,712	46,014
CMO Series 2015-189 Class IG
01/16/2057	0.625%	6,436,303	156,210
CMO Series 2015-30 Class IO
07/16/2056	0.690%	2,507,259	69,384
CMO Series 2015-32 Class IO
09/16/2049	0.580%	3,803,383	70,165
CMO Series 2015-73 Class IO
11/16/2055	0.440%	1,483,857	21,224
CMO Series 2015-9 Class IO
02/16/2049	0.525%	6,749,862	109,147
CMO Series 2015-H22 Class BI
09/20/2065	1.738%	1,934,126	69,002
CMO Series 2016-72 Class IO
12/16/2055	0.770%	6,741,632	181,516
CMO Series 2020-171 Class IO
10/16/2060	0.958%	6,074,934	420,722
CMO Series 2020-32 Class IA
03/16/2047	3.958%	8,154,978	1,294,147
CMO Series 2021-33 Class IO
10/16/2062	0.840%	7,888,661	496,964
CMO Series 2021-40 Class IO
02/16/2063	0.824%	6,929,629	437,756
CMO Series 2021-H03 Class IO
04/20/2070	0.000%	14,735,963	57,470
CMO Series 2021-H08 Class IA
01/20/2068	0.008%	1,959,666	10,749
Residential Mortgage-Backed Securities - Agency(r) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association TBA(d)
06/20/2053- 07/20/2053	2.500%	35,325,000	30,929,975
06/20/2053	3.500%	1,000,000	927,617
06/20/2053	4.500%	22,175,000	21,547,430
06/20/2053	5.000%	23,425,000	23,133,560
06/20/2053- 07/20/2053	5.500%	53,116,000	53,080,459
Seasoned Credit Risk Transfer Trust
CMO Series 2018-2 Class MV (FHLMC)
11/25/2057	3.500%	4,045,286	3,752,592
Uniform Mortgage-Backed Security TBA(d)
06/15/2038- 07/13/2053	2.500%	96,100,000	82,567,026
06/13/2053- 07/13/2053	2.000%	226,261,000	186,009,643
06/13/2053- 07/13/2053	3.000%	153,031,000	135,842,729
06/13/2053- 07/13/2053	3.500%	34,832,000	32,004,026
06/13/2053- 07/13/2053	4.000%	116,989,000	110,527,734
06/13/2053- 07/13/2053	4.500%	149,761,000	145,060,972
06/13/2053	5.000%	94,418,000	93,007,262
06/13/2053- 07/13/2053	5.500%	84,950,000	84,893,156
07/13/2053	6.000%	14,701,000	14,870,980
Total Residential Mortgage-Backed Securities - Agency (Cost $3,178,404,628)			3,023,813,996

Residential Mortgage-Backed Securities - Non-Agency(o) 4.4%

ACE Securities Corp. Home Equity Loan Trust(b)
CMO Series 2006-OP1 Class A2D
1-month USD LIBOR + 0.480% Floor 0.240% 04/25/2036	5.618%	7,493,118	6,787,337
Ajax Mortgage Loan Trust(a),(c)
CMO Series 2019-F Class A1
07/25/2059	2.860%	4,710,464	4,444,832
Angel Oak Mortgage Trust(a),(c)
CMO Series 2022-6 Class A1
07/25/2067	4.300%	17,289,483	16,607,655
Arroyo Mortgage Trust(a)
CMO Series 2022-1 Class A3
12/25/2056	3.650%	1,000,000	738,956
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/2036	6.000%	346,681	279,220
CMO Series 2006-3 Class 5A3
03/25/2036	5.500%	337,773	294,137

64	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Funding Trust(t)
CMO Series 2006-D Class 3A1
05/20/2036	4.396%	652,776	568,626
Banc of America Funding Trust(b)
CMO Series 2007-C Class 7A1
1-month USD LIBOR + 0.420% Floor 0.420% 05/20/2047	5.568%	1,484,664	1,332,889
Bayview MSR Opportunity Master Fund Trust(a),(b)
CMO Series 2022-2 Class AF
30-day Average SOFR + 0.850% 12/25/2051	5.823%	2,241,867	2,060,623
Bayview MSR Opportunity Master Fund Trust(a),(c)
Subordinated CMO Series 2021-5 Class B1
11/25/2051	3.488%	965,931	787,450
Subordinated CMO Series 2022-2 Class B3A
12/25/2051	3.408%	1,457,722	1,047,306
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M2
1-month USD LIBOR + 2.700% Floor 2.700% 03/25/2029	7.838%	2,014,725	2,029,368
CMO Series 2021-3A Class M1C
30-day Average SOFR + 1.550% Floor 1.550% 09/25/2031	6.523%	2,200,000	2,125,894
CMO Series 2022-1 Class M1C
30-day Average SOFR + 3.700% Floor 3.700% 01/26/2032	8.681%	2,500,000	2,359,751
BRAVO Residential Funding Trust(a),(c)
CMO Series 2021-B Class A1
04/01/2069	2.115%	8,652,869	8,191,159
BVRT Financing Trust(a),(b),(h),(j)
CMO Series 2021-4F Class A
1-month USD LIBOR + 0.000% 09/14/2026	2.050%	2,573,403	2,573,403
Carrington Mortgage Loan Trust(b)
CMO Series 2006-NC3 Class A3
1-month USD LIBOR + 0.150% Floor 0.150%, Cap 12.500% 08/25/2036	5.288%	1,396,021	1,310,175
CMO Series 2006-NC3 Class A4
1-month USD LIBOR + 0.240% Floor 0.240%, Cap 12.500% 08/25/2036	5.378%	9,300,000	7,457,487
Residential Mortgage-Backed Securities - Non-Agency(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chase Mortgage Finance Corp.(a),(c)
Subordinated CMO Series 2019-1 Class B2
03/25/2050	3.984%	924,781	795,810
Subordinated Series 2016-SH1 Class M2
04/25/2045	3.750%	204,220	184,593
CIM Group(a),(c)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	6,281,313	5,429,955
CIM Trust(a),(c)
CMO Series 2019-J2 Class B1
10/25/2049	3.771%	821,490	725,855
CMO Series 2019-R5 Class M2
09/25/2059	3.250%	1,100,000	979,554
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	4,058,335	3,461,314
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	5,104,294	4,872,844
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	8,073,817	6,982,318
CMO Series 2022-I1 Class A1
02/25/2067	4.350%	6,180,182	6,005,075
CMO Series 2023-NR2 Class A1
06/25/2062	6.000%	6,401,089	6,023,895
CMO Series 2023-R1 Class A1A
04/25/2062	5.400%	13,085,622	12,687,620
CMO Series 2023-R3 Class A1A
01/25/2063	4.500%	11,137,420	9,898,587
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	238,323	234,931
Citigroup Mortgage Loan Trust(a),(c)
CMO Series 2022-A Class A1
09/25/2062	6.170%	2,271,828	2,235,560
Citigroup Mortgage Loan Trust, Inc.(a),(c)
Subordinated CMO Series 2021-J2 Class B3W
07/25/2051	2.769%	473,287	333,461
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-R01 Class 2M2
1-month USD LIBOR + 2.450% 07/25/2031	7.588%	177,156	177,596
CMO Series 2019-R02 Class 1M2
1-month USD LIBOR + 2.300% 08/25/2031	7.438%	24,561	24,561
CMO Series 2020-R02 Class 2M2
1-month USD LIBOR + 2.000% 01/25/2040	7.138%	256,301	256,615

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	65

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-SBT1 Class 1M2
1-month USD LIBOR + 3.650% 02/25/2040	8.788%	1,500,000	1,546,589
CMO Series 2020-SBT1 Class 2M2
1-month USD LIBOR + 3.650% 02/25/2040	8.788%	3,500,000	3,639,132
CMO Series 2022-R07 Class 1M2
30-day Average SOFR + 4.650% 06/25/2042	9.623%	2,700,000	2,841,454
CMO Series 2023-R01 Class 1M2
30-day Average SOFR + 3.750% 12/25/2042	8.723%	3,750,000	3,829,546
Subordinated CMO Series 2019-R05 Class 1B1
1-month USD LIBOR + 4.100% 07/25/2039	9.238%	1,613,408	1,657,716
Subordinated CMO Series 2020-R02 Class 2B1
1-month USD LIBOR + 3.000% 01/25/2040	8.138%	5,250,000	4,993,004
Subordinated CMO Series 2022-R02 Class 2B1
30-day Average SOFR + 4.500% 01/25/2042	9.473%	1,000,000	969,484
Subordinated CMO Series 2022-R04 Class 1B1
30-day Average SOFR + 5.250% 03/25/2042	10.223%	750,000	769,315
Countrywide Home Loan Mortgage Pass-Through Trust(c)
CMO Series 2007-HY5 Class 1A1
09/25/2047	4.022%	294,660	222,731
Credit Suisse Mortgage Capital Trust(a),(c)
CMO Series 2021-RP11 Class PT
10/25/2061	3.780%	7,806,776	5,607,653
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2022-ATH2 Class A1
05/25/2067	4.570%	6,714,448	6,532,510
CMO Series 2022-ATH3 Class A3
08/25/2067	6.567%	1,575,593	1,556,362
CMO Series 2022-JR1 Class A1
10/25/2066	4.267%	4,988,099	4,762,221
Credit-Based Asset Servicing & Securitization LLC(c)
CMO Series 2007-CB1 Class AF3
01/25/2037	5.737%	3,422,755	1,050,105
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	5,225,710	4,943,300
CMO Series 2020-RPL2 Class A12
02/25/2060	3.483%	3,458,222	3,466,958
Residential Mortgage-Backed Securities - Non-Agency(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-RPL6 Class A1
03/25/2059	2.688%	2,519,406	2,415,744
CMO Series 2021-NQM6 Class A1
07/25/2066	1.174%	8,401,348	6,783,218
CMO Series 2022-RPL4 Class A1
04/25/2062	3.904%	2,736,900	2,550,383
CSMCM Trust(a)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	322,738	243,582
CSMCM Trust Certificates(a),(c)
CMO Series 2018-RPL4 Class CERT
07/25/2050	3.735%	1,481,201	1,320,666
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2021-4 Class M1
11/25/2066	3.257%	2,000,000	1,497,184
Domino’s Pizza Master Issuer LLC(a)
CMO Series 2015-1A Class A2II
10/25/2045	4.474%	1,870,000	1,797,448
Downey Savings & Loan Association Mortgage Loan Trust(b)
CMO Series 2005-AR6 Class 2A1A
1-month USD LIBOR + 0.580% Floor 0.290%, Cap 11.000% 10/19/2045	5.712%	1,126,546	956,828
CMO Series 2006-AR2 Class 2A1A
1-month USD LIBOR + 0.200% Floor 0.200% 10/19/2036	5.332%	1,823,190	1,266,210
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	6.938%	493,283	492,632
CMO Series 2019-1 Class M2
1-month USD LIBOR + 3.300% 04/25/2029	8.438%	700,000	707,747
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-HQA2 Class M2
30-day Average SOFR + 6.000% 07/25/2042	10.973%	2,000,000	2,075,247
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF18 Class A2D
1-month USD LIBOR + 0.210% Floor 0.210% 12/25/2037	5.348%	1,256,185	1,090,400
CMO Series 2007-FF2 Class A2B
1-month USD LIBOR + 0.100% Floor 0.100% 03/25/2037	5.238%	3,300,265	1,612,376

66	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Horizon Mortgage Pass-Through Trust(c)
CMO Series 2007-AR1 Class 1A1
05/25/2037	4.010%	197,407	84,607
Flagstar Mortgage Trust(a),(c)
Subordinated CMO Series 2018-5 Class B3
09/25/2048	4.458%	901,849	823,083
Subordinated CMO Series 2019-2 Class B1
12/25/2049	4.030%	866,372	769,359
Subordinated CMO Series 2019-2 Class B2
12/25/2049	4.030%	926,601	814,020
Subordinated CMO Series 2021-12 Class B2
11/25/2051	2.982%	1,256,445	951,231
Freddie Mac STACR Remic Trust(a),(b)
CMO Series 2020-DNA2 Class B1
1-month USD LIBOR + 2.500% Floor 2.500% 02/25/2050	7.638%	2,700,000	2,634,237
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA2 Class M2
1-month USD LIBOR + 1.850% 02/25/2050	6.988%	1,161,858	1,167,032
CMO Series 2020-HQA1 Class M2
1-month USD LIBOR + 1.900% 01/25/2050	7.038%	41,010	41,114
CMO Series 2020-HQA2 Class M2
1-month USD LIBOR + 3.100% 03/25/2050	8.238%	1,343,217	1,373,482
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.623%	1,175,381	1,165,920
CMO Series 2021-HQA1 Class B1
30-day Average SOFR + 3.000% 08/25/2033	7.973%	6,500,000	5,983,342
CMO Series 2021-HQA1 Class M2
30-day Average SOFR + 2.250% 08/25/2033	7.223%	11,429,667	11,205,718
CMO Series 2021-HQA3 Class M2
30-day Average SOFR + 2.100% 09/25/2041	7.073%	2,410,000	2,329,080
CMO Series 2021-HQA4 Class M2
30-day Average SOFR + 2.350% 12/25/2041	7.323%	3,000,000	2,819,157
Residential Mortgage-Backed Securities - Non-Agency(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-DNA1 Class M2
30-day Average SOFR + 2.500% 01/25/2042	7.473%	4,875,000	4,629,603
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	7.873%	3,940,000	3,927,671
CMO Series 2022-HQA3 Class M2
30-day Average SOFR + 5.350% 08/25/2042	10.323%	2,000,000	2,023,554
Subordinated CMO Series 2021-DNA3 Class B1
30-day Average SOFR + 3.500% 10/25/2033	8.473%	2,025,000	2,007,394
Subordinated CMO Series 2021-DNA6 Class B1
30-day Average SOFR + 3.400% 10/25/2041	8.373%	2,000,000	1,974,535
Subordinated CMO Series 2021-DNA7 Class M2
30-day Average SOFR + 1.800% 11/25/2041	6.773%	960,000	920,400
Subordinated CMO Series 2021-HQA3 Class B1
30-day Average SOFR + 3.350% 09/25/2041	8.323%	820,000	773,439
Subordinated CMO Series 2021-HQA4 Class B1
30-day Average SOFR + 3.750% 12/25/2041	8.723%	6,000,000	5,588,434
Subordinated CMO Series 2022-DNA1 Class B1
30-day Average SOFR + 3.400% 01/25/2042	8.373%	3,000,000	2,880,226
Subordinated CMO Series 2022-DNA6 Class M2
30-day Average SOFR + 5.750% 09/25/2042	10.723%	6,000,000	6,351,269
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	7.573%	4,758,651	4,783,367
Subordinated CMO Series 2020-HQA5 Class B1
30-day Average SOFR + 4.000% 11/25/2050	8.973%	1,805,000	1,840,745

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	67

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-DNA7 Class B1
30-day Average SOFR + 3.650% 11/25/2041	8.465%	710,000	699,120
Galton Funding Mortgage Trust(a),(c)
CMO Series 2019-1 Class B1
02/25/2059	4.250%	1,594,553	1,484,896
CMO Series 2019-1 Class B2
02/25/2059	4.500%	895,462	838,910
Subordinated CMO Series 2018-2 Class B2
10/25/2058	4.750%	469,151	447,295
GCAT LLC(a),(c)
CMO Series 2021-1 Class A1
11/25/2049	2.487%	6,193,778	5,642,553
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2021-3 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 02/25/2034	7.715%	1,000,000	987,163
GS Mortgage-Backed Securities Corp. Trust(a),(c)
CMO Series 2019-PJ3 Class A1
03/25/2050	3.500%	20,408	18,703
GS Mortgage-Backed Securities Trust(a),(c)
Subordinated CMO Series 2021-GR3 Class B3
04/25/2052	3.387%	996,917	741,491
GSAMP Trust(b)
CMO Series 2004-OPT Class M1
1-month USD LIBOR + 0.870% Floor 0.580% 11/25/2034	6.008%	935,597	876,397
GSR Mortgage Loan Trust(c)
CMO Series 2006-AR2 Class 2A1
04/25/2036	3.530%	939,281	636,990
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200% 11/19/2036	5.332%	5,599,466	4,202,309
HSI Asset Securitization Corp. Trust(b)
CMO Series 2006-OPT1 Class M1
1-month USD LIBOR + 0.540% Floor 0.360% 12/25/2035	5.678%	977,792	965,816
JPMorgan Alternative Loan Trust(b)
CMO Series 2007-S1 Class A1
1-month USD LIBOR + 0.560% Floor 0.280%, Cap 11.500% 04/25/2047	5.698%	2,417,846	2,269,004
Residential Mortgage-Backed Securities - Non-Agency(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2007-CH5 Class A5
1-month USD LIBOR + 0.260% Floor 0.260% 06/25/2037	5.398%	538,075	533,996
JPMorgan Mortgage Trust(a),(c)
CMO Series 2018-5 Class A13
10/25/2048	3.500%	899,473	779,262
CMO Series 2018-6 Class 1A10
12/25/2048	3.500%	139,815	123,984
CMO Series 2019-1 Class A3
05/25/2049	4.000%	258,122	240,591
CMO Series 2019-2 Class A3
08/25/2049	4.000%	80,425	75,524
CMO Series 2019-5 Class A3
11/25/2049	4.000%	198,336	184,748
CMO Series 2019-8 Class A15
03/25/2050	3.500%	143,897	129,171
CMO Series 2019-9 Class B2A
05/25/2050	3.418%	1,399,887	1,179,103
CMO Series 2019-HYB1 Class B1
10/25/2049	4.561%	946,209	877,212
CMO Series 2019-INV2 Class A3
02/25/2050	3.500%	136,765	124,276
CMO Series 2019-LTV2 Class A18
12/25/2049	4.000%	3,079	3,054
CMO Series 2019-LTV3 Class B3
03/25/2050	4.381%	1,574,392	1,373,348
CMO Series 2020-1 Class A15
06/25/2050	3.500%	437,908	388,448
CMO Series 2020-2 Class A15
07/25/2050	3.500%	291,059	253,159
CMO Series 2020-5 Class A15
12/25/2050	3.000%	205,749	172,474
CMO Series 2020-5 Class B1
12/25/2050	3.578%	937,575	802,437
CMO Series 2021-13 Class A3
04/25/2052	2.500%	10,005,878	8,095,380
Subordinated CMO Series 2017-1 Class B4
01/25/2047	3.451%	406,456	346,527
Subordinated CMO Series 2017-3 Class B1
08/25/2047	3.751%	1,217,683	1,104,070
Subordinated CMO Series 2017-6 Class B2
12/25/2048	3.779%	525,198	457,121
Subordinated CMO Series 2018-8 Class B1
01/25/2049	4.047%	1,080,118	979,634

68	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2018-8 Class B2
01/25/2049	4.047%	900,098	782,648
Subordinated CMO Series 2019-2 Class B2
08/25/2049	4.471%	2,111,143	1,951,112
Subordinated CMO Series 2019-6 Class B1
12/25/2049	4.234%	927,409	846,084
Subordinated CMO Series 2019-8 Class B3A
03/25/2050	3.416%	1,855,402	1,544,607
Subordinated CMO Series 2019-LTV1 Class B2
06/25/2049	4.622%	1,603,055	1,497,213
Subordinated CMO Series 2019-LTV2 Class B2
12/25/2049	4.698%	1,115,380	1,050,351
Subordinated CMO Series 2019-LTV2 Class B3
12/25/2049	4.698%	929,484	866,375
Subordinated CMO Series 2020-8 Class B2
03/25/2051	3.515%	1,864,478	1,544,682
Subordinated CMO Series 2022-LTV2 Class A1
11/25/2052	3.306%	1,566,182	1,203,173
JPMorgan Mortgage Trust(a),(b)
CMO Series 2018-7FRB Class A1
1-month USD LIBOR + 0.750% 04/25/2046	5.770%	543,611	510,979
JPMorgan Trust(a),(c)
Subordinated CMO Series 2015-3 Class B3
05/25/2045	3.593%	431,508	392,881
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2019-PR1 Class A1
09/25/2059	6.858%	6,538,705	6,407,077
CMO Series 2020-GS1 Class A1
10/25/2059	2.882%	3,110,819	3,080,072
CMO Series 2020-GS2 Class A1
03/25/2060	2.750%	11,220,834	11,237,564
CMO Series 2020-SL1 Class A
01/25/2060	2.734%	399,977	394,086
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	983,619	905,359
CMO Series 2021-SL1 Class A
09/25/2060	1.991%	716,736	702,332
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	263,472	235,988
Lehman XS Trust(b)
CMO Series 2005-5N Class 3A1A
1-month USD LIBOR + 0.300% Floor 0.300% 11/25/2035	5.438%	364,432	356,415
Residential Mortgage-Backed Securities - Non-Agency(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-2N Class 1A1
1-month USD LIBOR + 0.520% Floor 0.260% 02/25/2046	5.658%	1,106,064	974,582
loanDepot GMSR Master Trust(a),(b)
Series 2018-GT1 Class A
1-month USD LIBOR + 2.800% Floor 2.800% 10/16/2023	7.905%	1,300,000	1,086,894
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A
1-month USD LIBOR + 0.150% Floor 0.150% 11/25/2036	5.438%	3,684,429	2,610,056
CMO Series 2006-11 Class 2A2
1-month USD LIBOR + 0.100% Floor 0.100% 12/25/2036	5.238%	29,548,953	10,765,419
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/2034	5.500%	350,897	342,049
Mello Mortgage Capital Acceptance Trust(a),(c)
Subordinated CMO Series 2021-INV1 Class B3
06/25/2051	2.970%	1,949,136	1,370,678
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-1 Class A2D
1-month USD LIBOR + 0.340% Floor 0.340% 04/25/2037	5.818%	16,089,522	6,667,352
MortgageIT Trust(b)
CMO Series 2005-5 Class A1
1-month USD LIBOR + 0.520% Floor 0.260%, Cap 11.500% 12/25/2035	5.658%	450,704	427,090
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2018-4A Class A1S
1-month USD LIBOR + 0.750% Floor 0.750% 01/25/2048	5.888%	951,063	917,177
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	6.688%	150,180	150,318
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	7.023%	879,995	877,910

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	69

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-1A Class M1C
30-day Average SOFR + 3.000% Floor 3.000% 10/25/2033	7.973%	2,250,000	2,210,637
Oaktown Re VII Ltd.(a),(b)
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.900% Floor 2.900% 04/25/2034	7.715%	2,200,000	2,119,380
CMO Series 2021-2 Class M1C
30-day Average SOFR + 3.350% Floor 3.350% 04/25/2034	8.165%	2,000,000	1,927,972
OBX Trust(a),(c)
CMO Series 2019-EXP1 Class 1A3
01/25/2059	4.000%	46,367	44,271
CMO Series 2019-INV2 Class A25
05/27/2049	4.000%	90,248	83,798
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates(b)
CMO Series 2005-4 Class M2
1-month USD LIBOR + 0.750% Floor 0.500% 11/25/2035	5.888%	11,526,000	11,051,515
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2022-4 Class A1
08/25/2027	5.000%	3,047,160	2,927,725
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-RN2 Class A1
07/25/2051	1.744%	6,213,431	5,642,806
CMO Series 2022-RN2 Class A1
06/25/2052	5.000%	8,193,135	7,670,132
CMO Series 2022-RN2 Class A2
06/25/2052	6.500%	13,780,000	12,641,981
CMO Series 2022-RN3 Class A1
08/25/2052	5.000%	9,943,768	9,255,616
Radnor RE Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 12/27/2033	7.673%	3,000,000	2,965,081
RALI Trust(c)
CMO Series 2005-QA4 Class A41
04/25/2035	4.257%	30,886	30,223
RALI Trust(c),(e)
CMO Series 2006-QS18 Class 1AV
12/25/2036	0.466%	20,201,282	340,517
Residential Mortgage-Backed Securities - Non-Agency(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CMO Series 2007-QS1 Class 2AV
01/25/2037	0.170%		21,419,872	115,098
Rathlin Residential(a),(b)
CMO Series 2021-1A Class A
1-month EURIBOR + 2.000% 09/27/2075	5.198%	EUR	2,616,187	2,684,422
RFMSI Trust(c)
CMO Series 2005-SA5 Class 1A
11/25/2035	3.577%		594,427	353,283
CMO Series 2006-SA4 Class 2A1
11/25/2036	5.205%		154,324	128,820
Seasoned Credit Risk Transfer Trust(c)
CMO Series 2017-3SC Class HT (FHLMC)
07/25/2056	3.250%		17,066,852	15,371,459
Seasoned Credit Risk Transfer Trust
CMO Series 2017-4 Class M45T
06/25/2057	4.500%		2,376,420	2,316,886
CMO Series 2018-2 Class HT (FHLMC)
11/25/2057	3.000%		270,154	237,859
CMO Series 2018-3 Class HT (FHLMC)
08/25/2057	3.000%		296,165	259,641
CMO Series 2018-4 Class HT (FHLMC)
03/25/2058	3.000%		247,540	216,878
CMO Series 2019-1 Class HT (FHLMC)
07/25/2058	3.000%		997,345	877,775
CMO Series 2019-2 Class HT (FHLMC)
08/25/2058	3.000%		185,896	163,697
CMO Series 2019-3 Class HT (FHLMC)
10/25/2058	3.000%		73,871	65,070
Sequoia Mortgage Trust(a),(c)
CMO Series 2019-4 Class A19
11/25/2049	3.500%		150,205	132,416
CMO Series 2019-CH2 Class A1
08/25/2049	4.500%		37,017	35,971
CMO Series 2021-5 Class A19
07/25/2051	2.500%		668,813	520,028
Subordinated CMO Series 2015-1 Class B1
01/24/2045	3.920%		290,222	275,338
Subordinated CMO Series 2018-6 Class B1
07/24/2048	4.161%		1,102,367	994,688
Subordinated CMO Series 2019-2 Class B2
06/25/2049	4.260%		1,780,819	1,614,964
Subordinated CMO Series 2020-3 Class B2
04/24/2050	3.324%		986,702	800,786
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2021-3 Class A1
06/25/2056	1.127%		5,605,606	4,559,431

70	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Adjustable Rate Mortgage Loan Trust(c)
CMO Series 2004-20 Class 1A2
01/25/2035	4.498%	355,339	336,838
CMO Series 2006-5 Class 1A1
06/25/2036	4.331%	650,572	588,050
Texas Capital Bank NA(a),(b)
CMO Series 2021 Class NOTE
3-month USD LIBOR + 4.500% 09/30/2024	9.659%	5,338,182	5,016,251
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2022-INV2 Class A1
06/25/2057	4.350%	5,913,997	5,733,072
Towd Point HE Trust(a)
CMO Series 2023-1 Class A1A
02/25/2063	6.875%	1,092,190	1,099,330
Verus Securitization Trust(a),(c)
CMO Series 2022-INV1 Class A3
08/25/2067	5.830%	1,879,241	1,842,317
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A3
1-month USD LIBOR + 0.150% Floor 0.150% 01/25/2037	5.288%	3,293,054	1,522,355
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR8 Class A
08/25/2033	4.163%	210,477	200,931
CMO Series 2004-AR4 Class A6
06/25/2034	3.597%	1,648,462	1,577,448
CMO Series 2004-AR7 Class A6
07/25/2034	3.539%	756,141	713,959
CMO Series 2007-HY1 Class 3A3
02/25/2037	3.704%	2,261,543	1,883,126
CMO Series 2007-HY3 Class 1A1
03/25/2037	3.472%	398,972	315,561
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR11 Class A1A
1-month USD LIBOR + 0.640% Floor 0.320%, Cap 10.500% 08/25/2045	5.778%	561,546	528,066
CMO Series 2005-AR17 Class A1A1
1-month USD LIBOR + 0.540% Floor 0.270%, Cap 10.500% 12/25/2045	5.678%	1,934,747	1,710,214
CMO Series 2005-AR2 Class 2A1A
1-month USD LIBOR + 0.620% Floor 0.310%, Cap 10.500% 01/25/2045	5.758%	492,967	482,338
Residential Mortgage-Backed Securities - Non-Agency(o) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-AR8 Class 2A1A
1-month USD LIBOR + 0.580% Floor 0.290%, Cap 10.500% 07/25/2045	5.718%	1,793,019	1,661,981
CMO Series 2005-AR9 Class A1A
1-month USD LIBOR + 0.640% Floor 0.320%, Cap 10.500% 07/25/2045	5.778%	445,973	416,390
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	4.917%	1,111,951	1,034,363
CMO Series 2006-AR5 Class A12A
1-year MTA + 0.980% Floor 0.980% 06/25/2046	4.957%	324,510	295,412
CMO Series 2007-OC2 Class A3
1-month USD LIBOR + 0.310% Floor 0.310% 06/25/2037	5.758%	1,716,726	1,574,154
Wells Fargo Mortgage-Backed Securities Trust(a),(c)
CMO Series 2019-1 Class A1
11/25/2048	3.936%	43,071	40,689
Subordinated CMO Series 2018-1 Class B3
07/25/2047	3.664%	1,062,791	892,988
Subordinated CMO Series 2020-1 Class B3
12/25/2049	3.372%	1,887,861	1,515,016
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $520,552,045)			486,715,878

Senior Loans 0.6%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(u)
Tranche 1 Term Loan
1-month Term SOFR + 3.250% 08/24/2028	8.148%	698,661	694,294
Airlines 0.0%
United AirLines, Inc.(b),(u)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 04/21/2028	8.888%	1,079,584	1,072,383

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	71

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Brokerage/Asset Managers/Exchanges 0.0%
Deerfield Dakota Holdings LLC(b),(u)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 1.000% 04/09/2027	8.648%	718,278	680,791
Cable and Satellite 0.1%
Charter Communications Operating LLC(b),(u)
Tranche B2 Term Loan
1-month Term SOFR + 1.750% 02/01/2027	6.800%	241,855	236,867
CSC Holdings LLC(b),(u)
Term Loan
3-month USD LIBOR + 2.500% 04/15/2027	7.607%	2,693,707	2,264,169
1-month Term SOFR + 4.500% 01/18/2028	9.559%	1,932,430	1,703,437
DirectTV Financing LLC(b),(u)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 08/02/2027	10.154%	1,254,250	1,188,013
Intelsat Jackson Holdings SA(b),(s),(u)
Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 02/01/2029	9.082%	648,731	637,028
Virgin Media Bristol LLC(b),(u)
Tranche N Term Loan
1-month USD LIBOR + 2.500% 01/31/2028	7.607%	1,250,000	1,197,725
Tranche Y Term Loan
1-month Term SOFR + 3.250% 03/31/2031	8.311%	350,000	336,364
Total			7,563,603
Chemicals 0.0%
Chemours Co. (The)(b),(s),(u)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 04/03/2025	7.003%	47,671	46,693
Consumer Cyclical Services 0.0%
Amentum Government Services Holdings LLC(b),(j),(u)
Tranche 1 1st Lien Term Loan
1-month USD LIBOR + 4.000% 01/29/2027	9.268%	309,693	289,563
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Arches Buyer, Inc.(b),(u)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.503%	72,437	67,095
Kuehg Corp.(b),(s),(u)
Tranche B3 Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 02/21/2025	8.909%	315,290	314,501
Pre-Paid Legal Services, Inc.(b),(u)
1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 12/15/2028	8.904%	502,701	485,860
Prime Security Services Borrower LLC(b),(u)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 09/23/2026	7.844%	449,701	446,423
Safe Fleet Holdings LLC(b),(u)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 02/23/2029	8.944%	168,944	164,570
Spin Holdco, Inc.(b),(u)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 03/04/2028	8.986%	727,416	581,024
TruGreen LP(b),(u)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 11/02/2027	9.253%	286,784	266,638
Total			2,615,674
Consumer Products 0.0%
Acuity Specialty Products, Inc.(b),(u)
1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 08/12/2024	9.159%	279,128	235,026
Osmosis Buyer Ltd.(b),(u)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 0.500% 07/31/2028	8.804%	341,972	328,635
Total			563,661

72	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.0%
Filtration Group Corp.(b),(u)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 10/21/2028	9.462%	281,424	280,093
Finance Companies 0.1%
Avolon Borrower 1 LLC(b),(u)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 01/15/2025	6.898%	175,812	174,952
Tranche B4 Term Loan
1-month USD LIBOR + 1.500% Floor 0.750% 02/12/2027	6.648%	860,000	835,946
Tranche B5 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/01/2027	7.398%	1,964,824	1,946,414
Total			2,957,312
Food and Beverage 0.0%
H-Food Holdings LLC/Hearthside Food Solutions LLC(b),(s),(u)
Term Loan
3-month USD LIBOR + 3.688% 05/23/2025	9.269%	60,854	49,386
Hostess Brands LLC(b),(u)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 2.250% Floor 0.750% 08/03/2025	7.523%	806,287	803,981
Naked Juice LLC(b),(u)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/24/2029	8.248%	1,552,902	1,415,735
2nd Lien Term Loan
1-month Term SOFR + 6.000% Floor 0.500% 01/24/2030	10.998%	76,405	57,113
Total			2,326,215
Gaming 0.0%
Fertitta Entertainment LLC(b),(u)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 01/27/2029	9.153%	542,298	521,398
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Light and Wonder International, Inc.(b),(u)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 04/14/2029	8.159%	455,349	451,652
Total			973,050
Health Care 0.0%
Avantor Funding, Inc.(b),(u)
Tranche B5 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 11/08/2027	7.503%	620,943	618,546
Bausch & Lomb Corp.(b),(u)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 05/10/2027	8.457%	218,468	210,821
Gainwell Acquisition Corp.(b),(u)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/01/2027	8.998%	740,530	700,031
ICON PLC(b),(u)
Term Loan
3-month Term SOFR + 2.250% Floor 0.500% 07/03/2028	7.410%	550,349	549,204
3-month USD LIBOR + 2.250% 07/03/2028	7.410%	137,120	136,835
Medline Borrower LP(b),(u)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/23/2028	8.404%	495,000	479,323
Total			2,694,760
Leisure 0.0%
Crown Finance US, Inc.(b),(u),(v)
Debtor in Possession Term Loan
1-month Term SOFR + 10.000% Floor 1.000% 09/07/2023	15.165%	829,534	842,881
Formula One Management Ltd.(b),(u)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 01/15/2030	8.153%	52,090	52,038

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	73

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
William Morris Endeavor Entertainment LLC(b),(s),(u)
Tranche B1 1st Lien Term Loan
3-month USD LIBOR + 2.750% 05/18/2025	7.910%	547,496	539,513
Total			1,434,432
Lodging 0.0%
Hilton Worldwide Finance LLC(b),(s),(u)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 06/22/2026	6.950%	111,786	111,158
Media and Entertainment 0.0%
Diamond Sports Group LLC(b),(u)
1st Lien Term Loan
1-month Term SOFR + 8.000% Floor 1.000% 05/25/2026	12.971%	331,326	249,048
Diamond Sports Group LLC(n),(u)
2nd Lien Term Loan
08/24/2026	10.405%	5,285,834	209,213
MH Sub I, LLC/Micro Holding Corp.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 04/25/2028	9.403%	276,652	261,682
Total			719,943
Other Financial Institutions 0.0%
Trans Union LLC(b),(u)
Tranche B5 Term Loan
3-month USD LIBOR + 1.750% 11/16/2026	7.003%	619,686	611,840
Tranche B6 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/01/2028	7.518%	245,710	243,593
Total			855,433
Other Industry 0.0%
Adtalem Global Education, Inc.(b),(u)
Tranche B Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 08/12/2028	9.154%	432,404	431,539
Artera Services LLC(b),(u)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 03/06/2025	8.409%	447,925	384,656
Total			816,195
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.0%
Berry Global, Inc.(b),(u)
Tranche Z Term Loan
1-month USD LIBOR + 1.750% 07/01/2026	6.854%	2,213,651	2,194,901
Pharmaceuticals 0.1%
Elanco Animal Health, Inc.(b),(u)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	6.843%	1,856,517	1,797,053
Grifols Worldwide Operations Ltd.(b),(u)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	7.364%	1,353,536	1,299,909
Horizon Therapeutics USA, Inc.(b),(u)
Tranche B2 Term Loan
1-month USD LIBOR + 1.750% Floor 0.500% 03/15/2028	6.938%	1,993,252	1,984,661
Jazz Pharmaceuticals PLC(b),(u)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 05/05/2028	8.654%	1,203,981	1,200,971
Organon & Co.(b),(u)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 06/02/2028	8.000%	3,008,899	2,992,349
Total			9,274,943
Property & Casualty 0.1%
Acrisure LLC(b),(u)
1st Lien Term Loan
1-month USD LIBOR + 3.500% 02/15/2027	8.654%	905,617	840,766
AmWINS Group, Inc.(b),(u)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.750% 02/19/2028	7.404%	1,638,804	1,604,323
Asurion LLC(b),(u)
Tranche B7 Term Loan
3-month USD LIBOR + 3.000% 11/03/2024	8.154%	336,139	334,627
Total			2,779,716

74	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.0%
Genesee & Wyoming, Inc.(b),(s),(u)
Term Loan
3-month USD LIBOR + 2.000% 12/30/2026	6.998%	91,034	90,579
Restaurants 0.0%
1011778 BC ULC(b),(u)
Tranche B4 Term Loan
1-month USD LIBOR + 1.750% 11/19/2026	6.904%	543,609	531,546
KFC Holding Co./Yum! Brands(b),(u)
Tranche B Term Loan
1-month USD LIBOR + 1.750% 03/15/2028	6.861%	366,317	361,127
Total			892,673
Retailers 0.0%
Great Outdoors Group LLC(b),(u)
Tranche B2 Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 03/06/2028	8.904%	825,000	799,838
Michaels Companies, Inc. (The)(b),(u)
Tranche B Term Loan
1-month USD LIBOR + 4.250% Floor 0.750% 04/15/2028	9.409%	1,965,000	1,723,069
Total			2,522,907
Technology 0.1%
athenahealth Group, Inc.(b),(s),(u),(w)
Delayed Draw Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/15/2029	3.500%	172,536	162,184
athenahealth Group, Inc.(b),(u)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/15/2029	8.598%	1,404,471	1,320,203
Central Parent, Inc.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 07/06/2029	9.148%	480,970	473,203
Coherent Corp.(b),(j),(u)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/02/2029	8.018%	139,635	138,414
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CommScope, Inc.(b),(u)
Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	8.404%	1,703,445	1,596,980
DTI Holdco, Inc.(b),(u)
1st Lien Term Loan
1-month Term SOFR + 4.750% Floor 0.750% 04/26/2029	9.795%	87,521	80,437
Entegris, Inc.(b),(u)
Tranche B Term Loan
1-month Term SOFR + 2.750% 07/06/2029	7.698%	201,748	201,306
Gen Digital, Inc.(b),(u)
Tranche A Term Loan
1-month Term SOFR + 1.750% 09/10/2027	7.003%	613,284	599,485
Hudson River Trading LLC(b),(u)
Term Loan
3-month USD LIBOR + 3.000% 03/20/2028	3.000%	400,000	377,000
Open Text Corp.(b),(s),(u)
Term Loan
3-month USD LIBOR + 1.750% 05/30/2025	7.226%	345,033	344,063
Open Text Corp.(b),(u)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 01/31/2030	8.753%	179,495	179,046
Oracle Corp.(b),(u)
Tranche 1 Term Loan
1-month Term SOFR + 1.600% 08/16/2027	6.083%	2,505,973	2,480,913
Peraton Corp.(b),(u)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028	9.003%	3,052,256	2,900,742
Project Alpha Intermediate Holding, Inc.(b),(u)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	9.160%	282,830	281,240
Proofpoint, Inc.(b),(u)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/31/2028	8.404%	159,444	153,819

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	75

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
RealPage, Inc.(b),(u)
1st Lien Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 04/24/2028	8.154%	133,980	128,662
Renaissance Holding Corp.(b),(u)
Term Loan
3-month USD LIBOR + 4.750% 04/05/2030	9.903%	352,024	343,533
Total			11,761,230
Wireless 0.1%
Digicel International Finance Ltd.(b),(u)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.250% 05/27/2024	8.410%	2,718,385	2,478,270
SBA Senior Finance II LLC(b),(u)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	6.910%	709,612	707,909
Total			3,186,179
Wirelines 0.0%
Frontier Communications Corp.(b),(u)
Tranche B Term Loan
1-month USD LIBOR + 3.750% Floor 0.750% 05/01/2028	8.938%	209,333	193,870
Zayo Group Holdings, Inc.(b),(u)
Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 03/09/2027	9.403%	304,259	238,378
1-month USD LIBOR + 3.000% 03/09/2027	8.154%	1,613,487	1,237,092
Total			1,669,340
Total Senior Loans (Cost $64,405,858)			60,778,158

Treasury Bills 0.9%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.9%
U.S. Treasury Bills(x)
08/15/2023	5.160%	87,000,000	86,075,422
Treasury Bills (continued)
Issuer	Yield	Principal Amount ($)	Value ($)
U.S. Treasury Bills
08/22/2023	5.230%	8,000,000	7,906,053
Total			93,981,475
Total Treasury Bills (Cost $94,021,676)			93,981,475

U.S. Government & Agency Obligations 0.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(g)
STRIPS
05/15/2030	0.000%	295,000	221,158
Residual Funding Corp.(g)
STRIPS
01/15/2030	0.000%	7,351,000	5,578,696
04/15/2030	0.000%	425,000	318,572
Resolution Funding Corp.(g)
STRIPS
04/15/2030	0.000%	3,000,000	2,260,223
Tennessee Valley Authority Principal STRIP(g)
09/15/2024	0.000%	445,000	415,332
Total U.S. Government & Agency Obligations (Cost $9,388,510)			8,793,981

U.S. Treasury Obligations 15.1%

U.S. Treasury
01/15/2024	0.125%	20,000,000	19,362,500
04/30/2025	3.875%	33,970,000	33,601,107
05/31/2025	4.250%	156,720,000	156,272,234
05/15/2026	3.625%	73,173,200	72,327,135
02/29/2028	4.000%	46,030,000	46,439,955
03/31/2028	3.625%	32,759,000	32,510,748
04/30/2028	3.500%	153,625,000	151,668,682
05/31/2028	3.625%	227,545,000	226,265,059
11/30/2029	3.875%	12,750,000	12,843,633
05/31/2030	3.750%	9,675,400	9,705,636
02/15/2033	3.500%	7,805,000	7,712,316
05/15/2033	3.375%	69,437,000	68,032,350
11/15/2040	1.375%	31,900,000	21,397,922
08/15/2041	1.750%	80,675,000	56,926,297
02/15/2042	2.375%	74,710,000	58,448,902
05/15/2042	3.250%	52,060,000	46,764,522
11/15/2042	2.750%	32,165,000	26,591,409
11/15/2042	4.000%	280,000	280,263
02/15/2043	3.875%	6,000,000	5,891,250
05/15/2043	2.875%	335,000	281,819
05/15/2043	3.875%	88,994,400	87,395,282
02/15/2049	3.000%	8,060,000	6,829,591
08/15/2049	2.250%	7,360,000	5,347,500
02/15/2050	2.000%	18,000,000	12,324,375
05/15/2050	1.250%	40,235,000	22,575,607
11/15/2050	1.625%	31,720,000	19,661,444

76	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
11/15/2051	1.875%	880,000	579,425
11/15/2052	4.000%	3,090,000	3,178,837
02/15/2053	3.625%	35,470,300	34,095,826
05/15/2053	3.625%	110,087,000	105,958,737
U.S. Treasury(x)
05/15/2041	2.250%	100,850,000	78,032,687
11/15/2041	2.000%	233,599,000	171,731,765
08/15/2043	3.625%	15,350,000	14,520,141
U.S. Treasury(g)
STRIPS
11/15/2038	0.000%	2,860,000	1,545,070
02/15/2039	0.000%	2,670,000	1,425,321
05/15/2039	0.000%	4,595,000	2,424,580
11/15/2039	0.000%	7,400,000	3,811,289
02/15/2040	0.000%	5,735,000	2,917,457
11/15/2040	0.000%	3,590,000	1,761,624
02/15/2041	0.000%	5,100,000	2,469,914
05/15/2041	0.000%	250,000	119,521
08/15/2041	0.000%	4,455,000	2,107,772
11/15/2041	0.000%	3,500,000	1,630,234
05/15/2042	0.000%	400,000	181,922
08/15/2042	0.000%	5,510,000	2,480,146
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
05/15/2043	0.000%	18,965,000	8,288,298
11/15/2043	0.000%	9,279,000	3,973,659
02/15/2044	0.000%	980,000	415,313
08/15/2044	0.000%	1,255,000	520,727
02/15/2045	0.000%	8,770,000	3,649,142
02/15/2045	0.000%	695,000	282,072
Total U.S. Treasury Obligations (Cost $1,805,336,391)			1,655,559,017

Money Market Funds 9.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.241%(y),(z)	1,022,375,110	1,021,863,922
Total Money Market Funds (Cost $1,021,946,563)		1,021,863,922
Total Investments in Securities (Cost: $12,808,087,178)		11,980,254,127
Other Assets & Liabilities, Net		(1,037,131,900)
Net Assets		10,943,122,227

At May 31, 2023, securities and/or cash totaling $52,686,589 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
572,247 EUR	625,287 USD	Morgan Stanley	06/23/2023	12,843	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	389	09/2023	USD	49,925,719	846,943	—
U.S. Long Bond	411	09/2023	USD	52,749,281	469,140	—
U.S. Treasury 10-Year Note	683	09/2023	USD	78,182,156	606,902	—
U.S. Treasury 10-Year Note	1,655	09/2023	USD	189,445,781	—	(337,590)
U.S. Treasury 2-Year Note	183	09/2023	USD	37,666,547	—	(45,202)
U.S. Treasury 2-Year Note	482	09/2023	USD	99,209,157	—	(55,941)
U.S. Treasury 2-Year Note	4,370	09/2023	USD	899,468,911	—	(2,318,511)
U.S. Treasury 5-Year Note	1,836	09/2023	USD	200,267,438	—	(201,507)
U.S. Treasury 5-Year Note	1,755	09/2023	USD	191,432,109	—	(827,644)
U.S. Treasury Ultra 10-Year Note	417	09/2023	USD	50,228,953	278,897	—
U.S. Treasury Ultra 10-Year Note	178	09/2023	USD	21,440,656	38,308	—
U.S. Treasury Ultra Bond	970	09/2023	USD	132,768,750	1,818,066	—
U.S. Treasury Ultra Bond	650	09/2023	USD	88,968,750	1,025,538	—
U.S. Treasury Ultra Bond	422	09/2023	USD	57,761,250	827,712	—
Total					5,911,506	(3,786,395)

Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	77

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(879)	09/2023	USD	(112,814,156)	—	(962,845)
U.S. Treasury 10-Year Note	(422)	09/2023	USD	(48,305,813)	—	(66,811)
U.S. Treasury 5-Year Note	(531)	09/2023	USD	(57,920,484)	106,848	—
U.S. Treasury Ultra 10-Year Note	(384)	09/2023	USD	(46,254,000)	—	(258,744)
Total					106,848	(1,288,400)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 3.000%	SOFR	Receives Annually, Pays Annually	Citi	09/20/2053	USD	15,219,000	342,946	—	—	342,946	—
Fixed rate of 4.946%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/08/2025	USD	33,920,000	284,769	—	—	284,769	—
Fixed rate of 5.088%	SOFR	Receives Annually, Pays Annually	JPMorgan	03/10/2025	USD	107,139,000	1,189,237	—	—	1,189,237	—
Total							1,816,952	—	—	1,816,952	—

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	5.080%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2023, the total value of these securities amounted to $2,932,417,702, which represents 26.80% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2023.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2023.
(d)	Represents a security purchased on a when-issued basis.
(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(g)	Zero coupon bond.
(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2023, the total value of these securities amounted to $11,037,412, which represents 0.10% of total net assets.
(i)	Non-income producing investment.
(j)	Valuation based on significant unobservable inputs.
(k)	Perpetual security with no specified maturity date.
(l)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2023.
(m)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(n)	Represents a security in default.
(o)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(p)	Principal and interest may not be guaranteed by a governmental entity.
(q)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At May 31, 2023, the total value of these securities amounted to $2,617,926, which represents 0.02% of total net assets.
78	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Notes to Portfolio of Investments  (continued)
(r)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at May 31, 2023:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Uniform Mortgage-Backed Security TBA
06/13/2053 2.500%	(1,000,000)	06/13/2023	(852,500)	(854,864)
Uniform Mortgage-Backed Security TBA
06/13/2053 4.000%	(1,500,000)	06/13/2023	(1,413,574)	(1,417,031)
Total				(2,271,895)

(s)	Represents a security purchased on a forward commitment basis.
(t)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(u)	The stated interest rate represents the weighted average interest rate at May 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(v)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy Code.
(w)	At May 31, 2023, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
athenahealth Group, Inc. Delayed Draw Term Loan 02/15/2029 3.500%	172,536

(x)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(y)	The rate shown is the seven-day current annualized yield at May 31, 2023.
(z)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.241%
	1,202,908,828	5,253,087,337	(5,434,039,925)	(92,318)	1,021,863,922	194,895	31,210,481	1,022,375,110
Abbreviation Legend
BAM	Build America Mutual Assurance Co.
BIG	Bond Investors Guarantee
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
CVR	Contingent Value Rights
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023	79

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, May 31, 2023 (Unaudited)
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
80	Multi-Manager Total Return Bond Strategies Fund | Third Quarter Report 2023

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3QT101_08_N01_(07/23)